SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account FP

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/LONG-TERM BOND(2)
1290 VT EQUITY INCOME(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT NATURAL RESOURCES(1)	EQ/MFS TECHNOLOGY(1)
1290 VT REAL ESTATE(1)	EQ/MFS UTILITIES SERIES(1)
1290 VT SMALL CAP VALUE(1)	EQ/MID CAP INDEX(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MODERATE ALLOCATION(1)
AB VPS DISCOVERY VALUE PORTFOLIO(1)	EQ/MODERATE GROWTH STRATEGY(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(1)	EQ/MODERATE-PLUS ALLOCATION(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/MONEY MARKET(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/PIMCO REAL RETURN(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/PIMCO TOTAL RETURN ESG(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/QUALITY BOND PLUS(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/SMALL COMPANY INDEX(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	EQ/VALUE EQUITY(1)
EQ/BALANCED STRATEGY(1)	EQ/WELLINGTON ENERGY(1)
EQ/CAPITAL GROUP RESEARCH(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	EQUITABLE GROWTH MF/ETF(2)
EQ/COMMON STOCK INDEX(1)	EQUITABLE MODERATE GROWTH MF/ETF(2)
EQ/CONSERVATIVE ALLOCATION(1)	FIDELITY® VIP ASSET MANAGER 70%(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP HIGH INCOME PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)
EQ/CORE PLUS BOND(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	FIDELITY® VIP VALUE PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/INTERMEDIATE CORPORATE BOND(2)	MULTIMANAGER AGGRESSIVE EQUITY(1)

FSA-2

EQ/INTERMEDIATE GOVERNMENT BOND(1)	MULTIMANAGER CORE BOND(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	NOMURA VIP HIGH INCOME SERIES(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(1)
EQ/INVESCO COMSTOCK(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/INVESCO GLOBAL(1)	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	TARGET 2015 ALLOCATION(1)
EQ/JANUS ENTERPRISE(1)	TARGET 2025 ALLOCATION(1)
EQ/JPMORGAN GROWTH STOCK(1)	TARGET 2035 ALLOCATION(1)
EQ/JPMORGAN VALUE OPPORTUNITIES(1)	TARGET 2045 ALLOCATION(1)
EQ/LARGE CAP CORE MANAGED VOLATILITY(1)	TARGET 2055 ALLOCATION(1)
EQ/LARGE CAP GROWTH INDEX(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/LARGE CAP VALUE INDEX(1)	VANECK VIP GLOBAL RESOURCES FUND(1)
EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)	VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO(1)

(1)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025 and the period May 13, 2024 (commencement of operations) through December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account FP in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Separate Account FP since 1993.

FSA-3

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$10,833,764	$16,868,467	$27,726,460	$21,344,874	$306,777,198	$910,620
Receivable for shares of the Portfolios sold	—	—	—	21,150	62,682	—
Receivable for policy-related transactions	—	9,342	—	—	—	—

Total assets	10,833,764	16,877,809	27,726,460	21,366,024	306,839,880	910,620

Liabilities:
Payable for shares of the Portfolios purchased	468	10,478	3,716	—	—	—
Payable for policy-related transactions	1,851	—	489	20,949	80,685	—

Total liabilities	2,319	10,478	4,205	20,949	80,685	—

Net Assets	$10,831,445	$16,867,331	$27,722,255	$21,345,075	$306,759,195	$910,620

Net Assets:
Accumulation unit values	$10,831,445	$16,867,331	$27,722,255	$21,345,075	$306,699,256	$909,293
Retained by Equitable Financial in Separate Account FP	—	—	—	—	59,939	1,327

Total Net Assets	$10,831,445	$16,867,331	$27,722,255	$21,345,075	$306,759,195	$910,620

Investments in shares of the Portfolios, at cost	$9,544,774	$16,987,448	$27,064,454	$19,648,425	$265,214,510	$842,853

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$2,739,475	$2,998,364	$47,574,951	$23,261,395	$8,411,223	$215,758
Receivable for shares of the Portfolios sold	—	—	—	19,905	—	—
Receivable for policy-related transactions	4,781	81,294	15,561	—	—	92

Total assets	2,744,256	3,079,658	47,590,512	23,281,300	8,411,223	215,850

Liabilities:
Payable for shares of the Portfolios purchased	1,481	80,897	2,637	—	47	—
Payable for policy-related transactions	—	—	—	20,876	51,405	—

Total liabilities	1,481	80,897	2,637	20,876	51,452	—

Net Assets	$2,742,775	$2,998,761	$47,587,875	$23,260,424	$8,359,771	$215,850

Net Assets:
Accumulation unit values	$2,737,105	$2,998,761	$47,378,360	$23,260,424	$7,944,917	$215,850
Retained by Equitable Financial in Separate Account FP	5,670	—	209,515	—	414,854	—

Total Net Assets	$2,742,775	$2,998,761	$47,587,875	$23,260,424	$8,359,771	$215,850

Investments in shares of the Portfolios, at cost	$2,476,370	$2,842,042	$46,968,527	$20,688,069	$6,734,652	$226,476

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,695,036	$24,097,458	$66,525,099	$10,248,870	$6,677,699	$33,587,523
Receivable for shares of the Portfolios sold	—	—	—	63,957	—	—
Receivable for policy-related transactions	4,165	2,715	54,536	—	298	27,230

Total assets	11,699,201	24,100,173	66,579,635	10,312,827	6,677,997	33,614,753

Liabilities:
Payable for shares of the Portfolios purchased	—	1,541	42,463	—	233	27,230
Payable for policy-related transactions	—	—	—	64,410	—	—

Total liabilities	—	1,541	42,463	64,410	233	27,230

Net Assets	$11,699,201	$24,098,632	$66,537,172	$10,248,417	$6,677,764	$33,587,523

Net Assets:
Accumulation unit values	$11,699,201	$24,098,632	$66,529,140	$10,248,417	$6,677,764	$33,587,278
Retained by Equitable Financial in Separate Account FP	—	—	8,032	—	—	245

Total Net Assets	$11,699,201	$24,098,632	$66,537,172	$10,248,417	$6,677,764	$33,587,523

Investments in shares of the Portfolios, at cost	$10,666,572	$23,813,012	$55,404,924	$10,396,441	$7,037,920	$32,779,293

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$8,353,456	$259,862,224	$205,435,228	$49,603,930	$108,376,143	$50,780,335
Receivable for shares of the Portfolios sold	21	222,049	—	—	—	—
Receivable for policy-related transactions	26	—	32,402	—	63,427	4,459

Total assets	8,353,503	260,084,273	205,467,630	49,603,930	108,439,570	50,784,794

Liabilities:
Payable for shares of the Portfolios purchased	—	—	30,814	583	43,885	4,848
Payable for policy-related transactions	—	224,474	—	24,150	—	—

Total liabilities	—	224,474	30,814	24,733	43,885	4,848

Net Assets	$8,353,503	$259,859,799	$205,436,816	$49,579,197	$108,395,685	$50,779,946

Net Assets:
Accumulation unit values	$8,353,503	$259,850,222	$205,419,908	$49,531,309	$108,019,267	$50,724,027
Retained by Equitable Financial in Separate Account FP	—	9,577	16,908	47,888	376,418	55,919

Total Net Assets	$8,353,503	$259,859,799	$205,436,816	$49,579,197	$108,395,685	$50,779,946

Investments in shares of the Portfolios, at cost	$8,359,606	$277,010,145	$207,648,095	$47,708,671	$111,256,422	$50,181,468

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$209,571,560	$138,839,788	$2,622,332,282	$18,413,521	$9,318,930	$3,037,157
Receivable for shares of the Portfolios sold	257,250	991	482,507	27,867	—	—

Total assets	209,828,810	138,840,779	2,622,814,789	18,441,388	9,318,930	3,037,157

Liabilities:
Payable for policy-related transactions	813,504	27,216	638,046	28,095	—	—

Total liabilities	813,504	27,216	638,046	28,095	—	—

Net Assets	$209,015,306	$138,813,563	$2,622,176,743	$18,413,293	$9,318,930	$3,037,157

Net Assets:
Accumulation unit values	$209,015,306	$138,680,801	$2,617,965,826	$18,413,293	$9,318,923	$3,037,157
Accumulation nonunitized	—	—	4,003,856	—	—	—
Retained by Equitable Financial in Separate Account FP	—	132,762	207,061	—	7	—

Total Net Assets	$209,015,306	$138,813,563	$2,622,176,743	$18,413,293	$9,318,930	$3,037,157

Investments in shares of the Portfolios, at cost	$167,621,532	$115,572,832	$1,578,194,914	$19,531,766	$9,521,714	$3,093,404

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Assets:
Investments in shares of the Portfolios, at fair value	$31,790,381	$118,935,751	$122,181,117	$5,567,383	$2,441,952,105	$195,674,977
Receivable for shares of the Portfolios sold	27,840	99,495	—	—	6,328,599	967,610
Receivable for policy-related transactions	—	—	—	732	—	—

Total assets	31,818,221	119,035,246	122,181,117	5,568,115	2,448,280,704	196,642,587

Liabilities:
Payable for shares of the Portfolios purchased	—	—	4,630	88	—	—
Payable for policy-related transactions	26,757	95,478	6,056	—	5,996,787	990,392

Total liabilities	26,757	95,478	10,686	88	5,996,787	990,392

Net Assets	$31,791,464	$118,939,768	$122,170,431	$5,568,027	$2,442,283,917	$195,652,195

Net Assets:
Accumulation unit values	$31,687,400	$118,939,768	$122,034,724	$5,563,665	$2,441,407,845	$195,652,195
Accumulation nonunitized	—	—	79,439	—	659,024	—
Retained by Equitable Financial in Separate Account FP	104,064	—	56,268	4,362	217,048	—

Total Net Assets	$31,791,464	$118,939,768	$122,170,431	$5,568,027	$2,442,283,917	$195,652,195

Investments in shares of the Portfolios, at cost	$34,180,666	$121,266,219	$132,102,937	$4,601,330	$1,507,848,894	$140,299,484

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$107,366,266	$163,166,133	$23,445,204	$105,456,866	$1,131,917	$53,693,563
Receivable for shares of the Portfolios sold	—	40,059	10,006	107,101	—	—
Receivable for policy-related transactions	40,774	—	—	—	3,591	34,528

Total assets	107,407,040	163,206,192	23,455,210	105,563,967	1,135,508	53,728,091

Liabilities:
Payable for shares of the Portfolios purchased	46,798	—	—	—	3,339	37,605
Payable for policy-related transactions	—	56,545	17,435	107,101	—	—

Total liabilities	46,798	56,545	17,435	107,101	3,339	37,605

Net Assets	$107,360,242	$163,149,647	$23,437,775	$105,456,866	$1,132,169	$53,690,486

Net Assets:
Accumulation unit values	$107,360,242	$163,056,799	$23,434,378	$105,456,858	$1,132,169	$53,635,484
Accumulation nonunitized	—	—	—	—	—	43,848
Retained by Equitable Financial in Separate Account FP	—	92,848	3,397	8	—	11,154

Total Net Assets	$107,360,242	$163,149,647	$23,437,775	$105,456,866	$1,132,169	$53,690,486

Investments in shares of the Portfolios, at cost	$79,290,721	$155,773,589	$22,686,065	$99,858,050	$1,163,088	$54,644,984

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$71,757,541	$454,336,064	$9,531,273	$90,212,042	$52,311,937	$4,122,737
Receivable for shares of the Portfolios sold	—	199,541	532	—	134,738	—
Receivable for policy-related transactions	—	—	—	—	—	1,220

Total assets	71,757,541	454,535,605	9,531,805	90,212,042	52,446,675	4,123,957

Liabilities:
Payable for shares of the Portfolios purchased	11,098	—	—	6,777	—	119
Payable for policy-related transactions	7,477	295,495	514	25,182	135,493	—

Total liabilities	18,575	295,495	514	31,959	135,493	119

Net Assets	$71,738,966	$454,240,110	$9,531,291	$90,180,083	$52,311,182	$4,123,838

Net Assets:
Accumulation unit values	$71,631,607	$453,936,435	$9,531,291	$90,094,112	$52,298,417	$4,123,838
Accumulation nonunitized	—	303,675	—	—	—	—
Retained by Equitable Financial in Separate Account FP	107,359	—	—	85,971	12,765	—

Total Net Assets	$71,738,966	$454,240,110	$9,531,291	$90,180,083	$52,311,182	$4,123,838

Investments in shares of the Portfolios, at cost	$62,299,250	$335,833,696	$7,897,067	$77,905,021	$47,660,987	$3,892,510

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$57,814,309	$110,797,404	$298,607,484	$167,045,279	$58,178,113	$467,860,720
Receivable for shares of the Portfolios sold	20,052	1,898	—	210,371	33,436	442,656
Receivable for policy-related transactions	—	22,125	194,281	—	—	—

Total assets	57,834,361	110,821,427	298,801,765	167,255,650	58,211,549	468,303,376

Liabilities:
Payable for shares of the Portfolios purchased	—	—	75,031	—	—	—
Payable for policy-related transactions	22,722	—	—	195,155	32,712	287,389

Total liabilities	22,722	—	75,031	195,155	32,712	287,389

Net Assets	$57,811,639	$110,821,427	$298,726,734	$167,060,495	$58,178,837	$468,015,987

Net Assets:
Accumulation unit values	$57,811,639	$110,541,930	$298,338,400	$166,872,103	$58,057,223	$467,877,520
Retained by Equitable Financial in Separate Account FP	—	279,497	388,334	188,392	121,614	138,467

Total Net Assets	$57,811,639	$110,821,427	$298,726,734	$167,060,495	$58,178,837	$468,015,987

Investments in shares of the Portfolios, at cost	$55,460,410	$108,549,389	$267,852,087	$162,025,631	$59,379,081	$339,635,964

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$452,566,859	$79,643,312	$441,493,659	$91,416,842	$3,766,053	$109,443,886
Receivable for shares of the Portfolios sold	402,001	—	16,508	87,493	—	44,956
Receivable for policy-related transactions	—	19,993	—	—	543	—

Total assets	452,968,860	79,663,305	441,510,167	91,504,335	3,766,596	109,488,842

Liabilities:
Payable for shares of the Portfolios purchased	—	14,046	—	—	—	—
Payable for policy-related transactions	995,109	—	373,369	92,542	—	42,319

Total liabilities	995,109	14,046	373,369	92,542	—	42,319

Net Assets	$451,973,751	$79,649,259	$441,136,798	$91,411,793	$3,766,596	$109,446,523

Net Assets:
Accumulation unit values	$451,973,751	$79,649,259	$440,959,276	$91,389,523	$3,766,596	$109,446,523
Accumulation nonunitized	—	—	164,242	—	—	—
Retained by Equitable Financial in Separate Account FP	—	—	13,280	22,270	—	—

Total Net Assets	$451,973,751	$79,649,259	$441,136,798	$91,411,793	$3,766,596	$109,446,523

Investments in shares of the Portfolios, at cost	$438,155,357	$72,078,921	$401,860,770	$73,945,725	$3,832,509	$96,994,579

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$146,200,692	$185,383,634	$77,450,740	$155,464,253	$7,417,061	$265,001,295
Receivable for shares of the Portfolios sold	—	314,791	—	487,622	60,819	148,183
Receivable for policy-related transactions	5,163	—	47,186	—	—	—

Total assets	146,205,855	185,698,425	77,497,926	155,951,875	7,477,880	265,149,478

Liabilities:
Payable for shares of the Portfolios purchased	1,811	—	53,908	—	—	—
Payable for policy-related transactions	—	347,832	—	515,854	68,602	209,285

Total liabilities	1,811	347,832	53,908	515,854	68,602	209,285

Net Assets	$146,204,044	$185,350,593	$77,444,018	$155,436,021	$7,409,278	$264,940,193

Net Assets:
Accumulation unit values	$146,204,044	$185,320,072	$77,444,018	$155,289,230	$7,409,278	$264,940,193
Retained by Equitable Financial in Separate Account FP	—	30,521	—	146,791	—	—

Total Net Assets	$146,204,044	$185,350,593	$77,444,018	$155,436,021	$7,409,278	$264,940,193

Investments in shares of the Portfolios, at cost	$135,928,871	$149,520,933	$76,603,648	$131,174,008	$6,962,876	$252,828,002

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$198,895,540	$711,125,555	$157,914,596	$547,256,813	$553,696,216	$43,153,277
Receivable for shares of the Portfolios sold	16,249	392,835	1,902	79,261	—	—
Receivable for policy-related transactions	—	242,196	—	—	—	97,232

Total assets	198,911,789	711,760,586	157,916,498	547,336,074	553,696,216	43,250,509

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	13,959,147	93,801
Payable for policy-related transactions	31,960	—	1,891	8,218	7,511,661	—

Total liabilities	31,960	—	1,891	8,218	21,470,808	93,801

Net Assets	$198,879,829	$711,760,586	$157,914,607	$547,327,856	$532,225,408	$43,156,708

Net Assets:
Accumulation unit values	$198,799,161	$709,873,482	$157,914,596	$546,926,820	$531,017,458	$43,156,708
Accumulation nonunitized	—	1,813,230	—	—	233,653	—
Retained by Equitable Financial in Separate Account FP	80,668	73,874	11	401,036	974,297	—

Total Net Assets	$198,879,829	$711,760,586	$157,914,607	$547,327,856	$532,225,408	$43,156,708

Investments in shares of the Portfolios, at cost	$195,951,588	$770,980,718	$159,086,234	$585,941,818	$553,967,062	$40,128,122

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$1,040,968	$38,619,639	$84,324,847	$55,422,609	$40,665,213	$188,576,159
Receivable for shares of the Portfolios sold	—	153,604	202,436	42,947	—	142,335
Receivable for policy-related transactions	158	—	—	—	24,510	—

Total assets	1,041,126	38,773,243	84,527,283	55,465,556	40,689,723	188,718,494

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	767	—
Payable for policy-related transactions	—	157,191	217,977	42,267	—	146,848

Total liabilities	—	157,191	217,977	42,267	767	146,848

Net Assets	$1,041,126	$38,616,052	$84,309,306	$55,423,289	$40,688,956	$188,571,646

Net Assets:
Accumulation unit values	$1,041,126	$38,606,008	$84,309,306	$55,423,289	$40,616,691	$188,567,918
Retained by Equitable Financial in Separate Account FP	—	10,044	—	—	72,265	3,728

Total Net Assets	$1,041,126	$38,616,052	$84,309,306	$55,423,289	$40,688,956	$188,571,646

Investments in shares of the Portfolios, at cost	$1,032,322	$40,319,479	$89,445,278	$55,898,568	$42,658,678	$175,803,971

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*
Assets:
Investments in shares of the Portfolios, at fair value	$20,654,088	$237,577,930	$23,130,643	$17,340,162	$2,498,982	$659,780
Receivable for shares of the Portfolios sold	60,525	—	—	—	—	—
Receivable for policy-related transactions	—	—	—	1,334	—	181

Total assets	20,714,613	237,577,930	23,130,643	17,341,496	2,498,982	659,961

Liabilities:
Payable for shares of the Portfolios purchased	—	15,422	6,942	938	—	—
Payable for policy-related transactions	57,023	2,693	758	—	261	—

Total liabilities	57,023	18,115	7,700	938	261	—

Net Assets	$20,657,590	$237,559,815	$23,122,943	$17,340,558	$2,498,721	$659,961

Net Assets:
Accumulation unit values	$20,657,590	$237,434,118	$23,088,626	$17,340,558	$2,498,721	$659,961
Retained by Equitable Financial in Separate Account FP	—	125,697	34,317	—	—	—

Total Net Assets	$20,657,590	$237,559,815	$23,122,943	$17,340,558	$2,498,721	$659,961

Investments in shares of the Portfolios, at cost	$18,567,876	$210,837,609	$20,384,163	$16,695,063	$2,433,960	$629,351

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	FIDELITY® VIP ASSET MANAGER 70%	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$6,273,305	$9,677,852	$7,008,891	$5,380,132	$25,731,139	$58,974,009
Receivable for shares of the Portfolios sold	—	258,019	—	125,949	893,869	101,859
Receivable for policy-related transactions	123	—	56	—	—	—

Total assets	6,273,428	9,935,871	7,008,947	5,506,081	26,625,008	59,075,868

Liabilities:
Payable for shares of the Portfolios purchased	120	—	—	—	—	—
Payable for policy-related transactions	—	219,428	—	126,243	888,462	66,335

Total liabilities	120	219,428	—	126,243	888,462	66,335

Net Assets	$6,273,308	$9,716,443	$7,008,947	$5,379,838	$25,736,546	$59,009,533

Net Assets:
Accumulation unit values	$6,273,308	$9,662,635	$7,008,947	$5,379,838	$25,728,936	$58,953,580
Retained by Equitable Financial in Separate Account FP	—	53,808	—	—	7,610	55,953

Total Net Assets	$6,273,308	$9,716,443	$7,008,947	$5,379,838	$25,736,546	$59,009,533

Investments in shares of the Portfolios, at cost	$5,362,931	$8,705,520	$7,008,891	$5,322,792	$26,809,668	$60,069,813

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	JANUS HENDERSON BALANCED PORTFOLIO	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$15,646,882	$1,283,775	$32,032,465	$14,810,497	$11,201,389	$6,822,272
Receivable for shares of the Portfolios sold	4,067	—	40,112	66,685	—	—
Receivable for policy-related transactions	—	—	—	—	595	1,694

Total assets	15,650,949	1,283,775	32,072,577	14,877,182	11,201,984	6,823,966

Liabilities:
Payable for shares of the Portfolios purchased	—	35	—	—	535	536
Payable for policy-related transactions	4,381	651	42,051	66,859	—	—

Total liabilities	4,381	686	42,051	66,859	535	536

Net Assets	$15,646,568	$1,283,089	$32,030,526	$14,810,323	$11,201,449	$6,823,430

Net Assets:
Accumulation unit values	$15,632,718	$1,283,089	$32,030,526	$14,810,323	$11,176,664	$6,823,430
Retained by Equitable Financial in Separate Account FP	13,850	—	—	—	24,785	—

Total Net Assets	$15,646,568	$1,283,089	$32,030,526	$14,810,323	$11,201,449	$6,823,430

Investments in shares of the Portfolios, at cost	$15,609,248	$1,281,806	$30,483,782	$14,202,828	$10,343,936	$6,879,028

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NOMURA VIP HIGH INCOME SERIES	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$12,359,637	$830,297,921	$59,168,104	$376,972,615	$70,071,997	$19,844,534
Receivable for shares of the Portfolios sold	280	1,219,434	6,604	—	11,118	—
Receivable for policy-related transactions	—	—	—	100,952	—	14,940

Total assets	12,359,917	831,517,355	59,174,708	377,073,567	70,083,115	19,859,474

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	73,628	—	16,564
Payable for policy-related transactions	281	1,203,129	11,728	—	9,237	—

Total liabilities	281	1,203,129	11,728	73,628	9,237	16,564

Net Assets	$12,359,636	$830,314,226	$59,162,980	$376,999,939	$70,073,878	$19,842,910

Net Assets:
Accumulation unit values	$12,359,089	$828,653,402	$59,144,920	$376,880,211	$70,073,878	$19,842,910
Accumulation nonunitized	—	1,122,592	—	—	—	—
Retained by Equitable Financial in Separate Account FP	547	538,232	18,060	119,728	—	—

Total Net Assets	$12,359,636	$830,314,226	$59,162,980	$376,999,939	$70,073,878	$19,842,910

Investments in shares of the Portfolios, at cost	$12,623,174	$644,889,887	$62,482,310	$325,229,142	$70,933,422	$20,422,226

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$8,931,543	$30,052,578	$2,177,767	$121,922	$9,307,514	$13,889,227
Receivable for shares of the Portfolios sold	—	87	—	2,288	134,010	—
Receivable for policy-related transactions	1,496	691	548	—	—	60,026

Total assets	8,933,039	30,053,356	2,178,315	124,210	9,441,524	13,949,253

Liabilities:
Payable for shares of the Portfolios purchased	76	—	—	—	—	49,505
Payable for policy-related transactions	—	—	—	2,336	134,166	—

Total liabilities	76	—	—	2,336	134,166	49,505

Net Assets	$8,932,963	$30,053,356	$2,178,315	$121,874	$9,307,358	$13,899,748

Net Assets:
Accumulation unit values	$8,932,963	$30,053,356	$2,178,315	$121,874	$9,307,358	$13,888,861
Retained by Equitable Financial in Separate Account FP	—	—	—	—	—	10,887

Total Net Assets	$8,932,963	$30,053,356	$2,178,315	$121,874	$9,307,358	$13,899,748

Investments in shares of the Portfolios, at cost	$8,407,285	$29,486,097	$2,469,623	$134,137	$9,493,030	$12,145,234

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$11,096,287	$8,935,139	$31,881,107	$43,172,669	$20,739,585	$21,364,858
Receivable for shares of the Portfolios sold	—	—	—	2,213	—	48
Receivable for policy-related transactions	19,077	2,922	91,086	—	99,143	—

Total assets	11,115,364	8,938,061	31,972,193	43,174,882	20,838,728	21,364,906

Liabilities:
Payable for shares of the Portfolios purchased	20,273	2,543	79,550	—	100,705	—
Payable for policy-related transactions	—	—	—	3,774	—	47

Total liabilities	20,273	2,543	79,550	3,774	100,705	47

Net Assets	$11,095,091	$8,935,518	$31,892,643	$43,171,108	$20,738,023	$21,364,859

Net Assets:
Accumulation unit values	$11,092,615	$8,935,129	$31,876,023	$43,171,108	$20,738,023	$21,334,169
Retained by Equitable Financial in Separate Account FP	2,476	389	16,620	—	—	30,690

Total Net Assets	$11,095,091	$8,935,518	$31,892,643	$43,171,108	$20,738,023	$21,364,859

Investments in shares of the Portfolios, at cost	$9,411,485	$7,107,355	$24,677,159	$44,747,574	$16,551,637	$14,753,476

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)
1290 VT CONVERTIBLE SECURITIES	CLASS IB	967

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	1,950

1290 VT EQUITY INCOME	CLASS IB	5,658

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	1,574

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	4,024

1290 VT MULTI-ALTERNATIVE STRATEGIES	CLASS IB	91

1290 VT NATURAL RESOURCES	CLASS IB	246

1290 VT REAL ESTATE	CLASS IB	499

1290 VT SMALL CAP VALUE	CLASS IB	4,267

1290 VT SMARTBETA EQUITY ESG	CLASS IB	1,195

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	341

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	13

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	437

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	1,270

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	2,098

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	768

EQ/400 MANAGED VOLATILITY	CLASS IB	305

EQ/500 MANAGED VOLATILITY	CLASS IB	1,125

EQ/2000 MANAGED VOLATILITY	CLASS IB	406

EQ/AB SMALL CAP GROWTH	CLASS IB	17,558

EQ/AGGRESSIVE ALLOCATION	CLASS IB	19,417

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	2,427

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	5,001

EQ/BALANCED STRATEGY	CLASS IB	3,182

EQ/CAPITAL GROUP RESEARCH	CLASS IB	5,622

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	8,279

EQ/COMMON STOCK INDEX	CLASS IA	39,147

EQ/COMMON STOCK INDEX	CLASS IB	10,205

EQ/CONSERVATIVE ALLOCATION	CLASS IB	2,221

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	671

EQ/CONSERVATIVE STRATEGY	CLASS IB	260

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	3,830

EQ/CORE BOND INDEX	CLASS IB	12,506

EQ/CORE PLUS BOND	CLASS IA	19,450

EQ/CORE PLUS BOND	CLASS IB	16,534

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	476

EQ/EQUITY 500 INDEX	CLASS IA	11,873

The accompanying notes are an integral part of these financial statements.

FSA-23

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)
EQ/EQUITY 500 INDEX	CLASS IB	13,579

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	2,967

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	2,095

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	9,525

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	1,079

EQ/GROWTH STRATEGY	CLASS IB	5,428

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	113

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	3,156

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	2,389

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	5,858

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	20,558

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	12,416

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	582

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	6,038

EQ/INVESCO COMSTOCK	CLASS IB	2,363

EQ/INVESCO GLOBAL	CLASS IB	140

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	3,620

EQ/JANUS ENTERPRISE	CLASS IB	5,309

EQ/JPMORGAN GROWTH STOCK	CLASS IB	4,262

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	8,193

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	5,573

EQ/LARGE CAP GROWTH INDEX	CLASS IB	16,399

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	13,998

EQ/LARGE CAP VALUE INDEX	CLASS IB	7,023

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	24,258

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	3,592

EQ/LONG-TERM BOND	CLASS IB	565

EQ/LOOMIS SAYLES GROWTH	CLASS IB	9,045

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	17,873

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	4,636

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	4,506

EQ/MFS TECHNOLOGY	CLASS IB	3,759

EQ/MFS UTILITIES SERIES	CLASS IB	183

EQ/MID CAP INDEX	CLASS IB	16,563

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	13,017

EQ/MODERATE ALLOCATION	CLASS IA	43,643

EQ/MODERATE ALLOCATION	CLASS IB	14,455

EQ/MODERATE GROWTH STRATEGY	CLASS IB	9,530

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	56,711

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/MONEY MARKET	CLASS IA	438,282

EQ/MONEY MARKET	CLASS IB	115,414

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	4,620

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	135

EQ/PIMCO REAL RETURN	CLASS IB	3,619

EQ/PIMCO TOTAL RETURN ESG	CLASS IB	8,858

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	5,615

EQ/QUALITY BOND PLUS	CLASS IA	2,844

EQ/QUALITY BOND PLUS	CLASS IB	2,368

EQ/SMALL COMPANY INDEX	CLASS IB	15,220

EQ/T. ROWE PRICE HEALTH SCIENCES	CLASS IB	309

EQ/VALUE EQUITY	CLASS IB	9,870

EQ/WELLINGTON ENERGY	CLASS IB	5,084

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	1,396

EQUITABLE GROWTH MF/ETF	CLASS IB	205

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	59

FIDELITY® VIP ASSET MANAGER 70%	SERVICE CLASS 2	249

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	344

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	7,009

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	1,167

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	2,346

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,677

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	836

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	79

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	2,309

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	551

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	188

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	643

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	565

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IA	10,022

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	1,118

MULTIMANAGER CORE BOND	CLASS IB	6,739

MULTIMANAGER TECHNOLOGY	CLASS IB	9,192

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	23,915

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	3,091

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	147

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	1,049

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	92

TARGET 2015 ALLOCATION	CLASS IB	19

TARGET 2025 ALLOCATION	CLASS IB	890

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)
TARGET 2035 ALLOCATION	CLASS IB	887

TARGET 2045 ALLOCATION	CLASS IB	644

TARGET 2055 ALLOCATION	CLASS IB	475

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	2,639

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,278

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	649

VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO	COMMON SHARES	261

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES+	0.00%	CLASS IB	$ 17.04	276
1290 VT CONVERTIBLE SECURITIES	0.00%	CLASS IB	$ 24.24	45
1290 VT CONVERTIBLE SECURITIES+	0.00%	CLASS IB	$176.18	—
1290 VT CONVERTIBLE SECURITIES+	0.00%	CLASS IB	$178.54	3
1290 VT CONVERTIBLE SECURITIES	0.00%	CLASS IB	$242.41	16
1290 VT CONVERTIBLE SECURITIES	0.60%	CLASS IB	$228.73	3

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	CLASS IB	$ 10.76	551
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	CLASS IB	$ 11.56	215
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	CLASS IB	$107.01	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	CLASS IB	$109.60	7
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	CLASS IB	$115.58	49
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	CLASS IB	$109.71	16

1290 VT EQUITY INCOME+	0.00%	CLASS IB	$ 16.65	37
1290 VT EQUITY INCOME+	0.00%	CLASS IB	$177.05	1
1290 VT EQUITY INCOME+	0.00%	CLASS IB	$183.86	3
1290 VT EQUITY INCOME	0.00%	CLASS IB	$334.51	1
1290 VT EQUITY INCOME	0.00%	CLASS IB	$460.94	41
1290 VT EQUITY INCOME	0.60%	CLASS IB	$295.41	9
1290 VT EQUITY INCOME	0.60%	CLASS IB	$298.91	13
1290 VT EQUITY INCOME	0.80%	CLASS IB	$287.85	—
1290 VT EQUITY INCOME	0.90%	CLASS IB	$282.48	2

1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	CLASS IB	$ 14.58	40
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	CLASS IB	$ 22.03	60
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	CLASS IB	$149.01	1
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	CLASS IB	$150.67	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	CLASS IB	$220.35	1
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	CLASS IB	$226.67	12
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	CLASS IB	$282.71	30
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	CLASS IB	$202.54	35
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	CLASS IB	$195.05	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	CLASS IB	$191.41	4

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	CLASS IB	$ 19.36	429
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	CLASS IB	$ 48.66	327
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	CLASS IB	$207.21	30
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	CLASS IB	$207.75	14
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	CLASS IB	$486.58	6
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	CLASS IB	$558.95	7
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	CLASS IB	$855.75	231
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	CLASS IB	$499.46	126
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	CLASS IB	$480.99	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	CLASS IB	$472.02	11

1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	CLASS IB	$ 12.72	59
1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	CLASS IB	$113.21	1

1290 VT NATURAL RESOURCES+	0.00%	CLASS IB	$ 18.48	105
1290 VT NATURAL RESOURCES+	0.00%	CLASS IB	$183.89	3
1290 VT NATURAL RESOURCES+	0.00%	CLASS IB	$195.67	1

1290 VT REAL ESTATE+	0.00%	CLASS IB	$ 10.69	219
1290 VT REAL ESTATE+	0.00%	CLASS IB	$ 98.60	7

1290 VT SMALL CAP VALUE+	0.00%	CLASS IB	$ 20.28	107
1290 VT SMALL CAP VALUE+	0.00%	CLASS IB	$205.40	8
1290 VT SMALL CAP VALUE+	0.00%	CLASS IB	$212.66	4
1290 VT SMALL CAP VALUE	0.00%	CLASS IB	$256.24	112
1290 VT SMALL CAP VALUE	0.60%	CLASS IB	$247.74	53
1290 VT SMALL CAP VALUE	0.80%	CLASS IB	$244.95	—
1290 VT SMALL CAP VALUE	0.90%	CLASS IB	$243.57	4

1290 VT SMARTBETA EQUITY ESG+	0.00%	CLASS IB	$ 19.06	126
1290 VT SMARTBETA EQUITY ESG	0.00%	CLASS IB	$ 27.11	114
1290 VT SMARTBETA EQUITY ESG	0.00%	CLASS IB	$163.89	—
1290 VT SMARTBETA EQUITY ESG+	0.00%	CLASS IB	$196.15	—
1290 VT SMARTBETA EQUITY ESG+	0.00%	CLASS IB	$200.84	7
1290 VT SMARTBETA EQUITY ESG	0.00%	CLASS IB	$271.14	46
1290 VT SMARTBETA EQUITY ESG	0.60%	CLASS IB	$160.81	1
1290 VT SMARTBETA EQUITY ESG	0.60%	CLASS IB	$255.84	14
1290 VT SMARTBETA EQUITY ESG	0.80%	CLASS IB	$159.79	—
1290 VT SMARTBETA EQUITY ESG	0.90%	CLASS IB	$159.28	—

1290 VT SOCIALLY RESPONSIBLE+	0.00%	CLASS IB	$ 23.40	31
1290 VT SOCIALLY RESPONSIBLE+	0.00%	CLASS IB	$246.12	—
1290 VT SOCIALLY RESPONSIBLE+	0.00%	CLASS IB	$252.36	3
1290 VT SOCIALLY RESPONSIBLE	0.00%	CLASS IB	$592.29	6
1290 VT SOCIALLY RESPONSIBLE	0.00%	CLASS IB	$945.42	1
1290 VT SOCIALLY RESPONSIBLE	0.60%	CLASS IB	$505.34	5
1290 VT SOCIALLY RESPONSIBLE	0.80%	CLASS IB	$479.17	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	CLASS IB	$466.61	—

AB VPS DISCOVERY VALUE PORTFOLIO+	0.00%	CLASS B	$ 12.81	10
AB VPS DISCOVERY VALUE PORTFOLIO+	0.00%	CLASS B	$128.07	1

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$ 14.01	547
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$140.07	29

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$ 14.20	265
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$ 22.48	178
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$ 149.02	1
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$ 149.71	5
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$ 224.83	50
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.60%	CLASS 4	$ 208.35	15
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.80%	CLASS 4	$ 203.11	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.90%	CLASS 4	$ 200.54	4

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$ 16.85	947
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$ 22.43	578
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$ 176.72	5
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$ 181.22	11
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$ 224.26	112
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$ 207.83	43
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$ 202.60	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$ 200.03	3

BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$ 16.52	158
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$ 26.48	245
BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$ 124.13	6
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$ 264.82	2

EQ/400 MANAGED VOLATILITY	0.00%	CLASS IB	$ 382.67	12
EQ/400 MANAGED VOLATILITY	0.60%	CLASS IB	$ 348.18	6
EQ/400 MANAGED VOLATILITY	0.80%	CLASS IB	$ 337.35	—
EQ/400 MANAGED VOLATILITY	0.90%	CLASS IB	$ 332.06	—

EQ/500 MANAGED VOLATILITY	0.00%	CLASS IB	$ 584.70	44
EQ/500 MANAGED VOLATILITY	0.60%	CLASS IB	$ 532.02	14
EQ/500 MANAGED VOLATILITY	0.80%	CLASS IB	$ 515.46	—
EQ/500 MANAGED VOLATILITY	0.90%	CLASS IB	$ 507.38	1

EQ/2000 MANAGED VOLATILITY	0.00%	CLASS IB	$ 329.77	18
EQ/2000 MANAGED VOLATILITY	0.60%	CLASS IB	$ 300.06	7
EQ/2000 MANAGED VOLATILITY	0.80%	CLASS IB	$ 290.71	—
EQ/2000 MANAGED VOLATILITY	0.90%	CLASS IB	$ 286.16	1

EQ/AB SMALL CAP GROWTH+	0.00%	CLASS IB	$ 17.03	554
EQ/AB SMALL CAP GROWTH	0.00%	CLASS IB	$ 79.64	159
EQ/AB SMALL CAP GROWTH+	0.00%	CLASS IB	$ 175.57	19
EQ/AB SMALL CAP GROWTH+	0.00%	CLASS IB	$ 181.96	7
EQ/AB SMALL CAP GROWTH	0.00%	CLASS IB	$ 859.66	41
EQ/AB SMALL CAP GROWTH	0.00%	CLASS IB	$1,047.31	39
EQ/AB SMALL CAP GROWTH	0.60%	CLASS IB	$ 144.57	—
EQ/AB SMALL CAP GROWTH	0.60%	CLASS IB	$ 653.12	103
EQ/AB SMALL CAP GROWTH	0.60%	CLASS IB	$ 881.32	90
EQ/AB SMALL CAP GROWTH	0.80%	CLASS IB	$ 831.83	2
EQ/AB SMALL CAP GROWTH	0.90%	CLASS IB	$ 808.15	13

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION+	0.00%	CLASS IB	$ 17.68	735
EQ/AGGRESSIVE ALLOCATION	0.00%	CLASS IB	$ 50.58	50
EQ/AGGRESSIVE ALLOCATION+	0.00%	CLASS IB	$ 186.36	5
EQ/AGGRESSIVE ALLOCATION+	0.00%	CLASS IB	$ 187.82	32
EQ/AGGRESSIVE ALLOCATION	0.00%	CLASS IB	$ 303.38	—
EQ/AGGRESSIVE ALLOCATION	0.00%	CLASS IB	$ 492.31	217
EQ/AGGRESSIVE ALLOCATION	0.00%	CLASS IB	$ 502.54	70
EQ/AGGRESSIVE ALLOCATION	0.60%	CLASS IB	$ 430.61	28
EQ/AGGRESSIVE ALLOCATION	0.60%	CLASS IB	$ 439.56	62
EQ/AGGRESSIVE ALLOCATION	0.80%	CLASS IB	$ 420.29	1
EQ/AGGRESSIVE ALLOCATION	0.90%	CLASS IB	$ 410.98	3

EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	CLASS IB	$ 16.48	60
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	CLASS IB	$ 20.97	66
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	CLASS IB	$ 170.59	—
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	CLASS IB	$ 172.65	7
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	CLASS IB	$ 290.34	136
EQ/ALL ASSET GROWTH ALLOCATION	0.60%	CLASS IB	$ 264.18	24
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	CLASS IB	$ 255.95	—
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	CLASS IB	$ 251.94	1

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	CLASS IB	$ 16.00	408
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	CLASS IB	$ 42.95	265
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	CLASS IB	$ 170.50	4
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	CLASS IB	$ 173.58	7
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	CLASS IB	$ 429.48	125
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	CLASS IB	$ 390.78	78
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	CLASS IB	$ 378.61	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	CLASS IB	$ 372.67	10

EQ/BALANCED STRATEGY	0.00%	CLASS IB	$ 252.39	201

EQ/CAPITAL GROUP RESEARCH	0.00%	CLASS IB	$ 112.07	71
EQ/CAPITAL GROUP RESEARCH	0.00%	CLASS IB	$ 970.97	2
EQ/CAPITAL GROUP RESEARCH	0.00%	CLASS IB	$1,001.87	33
EQ/CAPITAL GROUP RESEARCH	0.00%	CLASS IB	$1,319.03	19
EQ/CAPITAL GROUP RESEARCH	0.60%	CLASS IB	$ 787.95	1
EQ/CAPITAL GROUP RESEARCH	0.60%	CLASS IB	$ 855.03	147
EQ/CAPITAL GROUP RESEARCH	0.80%	CLASS IB	$ 810.83	2
EQ/CAPITAL GROUP RESEARCH	0.90%	CLASS IB	$ 789.60	16

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	CLASS IB	$ 22.89	86
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	CLASS IB	$ 100.84	55
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	CLASS IB	$ 239.65	2
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	CLASS IB	$ 244.85	4
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	CLASS IB	$ 765.67	80
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	CLASS IB	$ 949.20	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	CLASS IB	$1,338.18	11
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.60%	CLASS IB	$ 633.20	79
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.80%	CLASS IB	$ 619.66	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.90%	CLASS IB	$ 603.44	6

EQ/COMMON STOCK INDEX	0.00%	CLASS IA	$ 92.31	178
EQ/COMMON STOCK INDEX	0.00%	CLASS IA	$1,904.28	153
EQ/COMMON STOCK INDEX	0.60%	CLASS IA	$4,551.99	354
EQ/COMMON STOCK INDEX	0.80%	CLASS IA	$1,071.26	17

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	0.90%	CLASS IA	$1,802.81	78
EQ/COMMON STOCK INDEX+	0.00%	CLASS IB	$ 22.96	1,362
EQ/COMMON STOCK INDEX+	0.00%	CLASS IB	$ 242.13	52
EQ/COMMON STOCK INDEX+	0.00%	CLASS IB	$ 247.72	230
EQ/COMMON STOCK INDEX	0.00%	CLASS IB	$ 594.63	302
EQ/COMMON STOCK INDEX	0.60%	CLASS IB	$ 610.52	422

EQ/CONSERVATIVE ALLOCATION+	0.00%	CLASS IB	$ 11.99	56
EQ/CONSERVATIVE ALLOCATION	0.00%	CLASS IB	$ 18.89	108
EQ/CONSERVATIVE ALLOCATION+	0.00%	CLASS IB	$ 120.89	2
EQ/CONSERVATIVE ALLOCATION+	0.00%	CLASS IB	$ 122.86	4
EQ/CONSERVATIVE ALLOCATION	0.00%	CLASS IB	$ 169.48	—
EQ/CONSERVATIVE ALLOCATION	0.00%	CLASS IB	$ 203.11	26
EQ/CONSERVATIVE ALLOCATION	0.00%	CLASS IB	$ 207.34	19
EQ/CONSERVATIVE ALLOCATION	0.60%	CLASS IB	$ 177.66	6
EQ/CONSERVATIVE ALLOCATION	0.60%	CLASS IB	$ 181.36	23
EQ/CONSERVATIVE ALLOCATION	0.80%	CLASS IB	$ 173.41	—
EQ/CONSERVATIVE ALLOCATION	0.90%	CLASS IB	$ 169.56	3

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	CLASS IB	$ 219.80	42

EQ/CONSERVATIVE STRATEGY	0.00%	CLASS IB	$ 165.45	18

EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	CLASS IB	$ 13.45	119
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	CLASS IB	$ 25.21	163
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	CLASS IB	$ 137.33	2
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	CLASS IB	$ 139.34	9
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	CLASS IB	$ 261.39	50
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	CLASS IB	$ 266.82	16
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	CLASS IB	$ 228.64	6
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	CLASS IB	$ 233.38	23
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	CLASS IB	$ 223.15	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	CLASS IB	$ 218.20	—

EQ/CORE BOND INDEX+	0.00%	CLASS IB	$ 11.03	1,098
EQ/CORE BOND INDEX+	0.00%	CLASS IB	$ 109.60	15
EQ/CORE BOND INDEX+	0.00%	CLASS IB	$ 112.08	59
EQ/CORE BOND INDEX	0.00%	CLASS IB	$ 157.97	101
EQ/CORE BOND INDEX	0.00%	CLASS IB	$ 164.13	193
EQ/CORE BOND INDEX	0.00%	CLASS IB	$ 165.10	2
EQ/CORE BOND INDEX	0.60%	CLASS IB	$ 146.56	9
EQ/CORE BOND INDEX	0.60%	CLASS IB	$ 171.20	7
EQ/CORE BOND INDEX	0.60%	CLASS IB	$ 174.17	212
EQ/CORE BOND INDEX	0.60%	CLASS IB	$ 175.21	61
EQ/CORE BOND INDEX	0.80%	CLASS IB	$ 136.07	—
EQ/CORE BOND INDEX	0.90%	CLASS IB	$ 132.81	4

EQ/CORE PLUS BOND	0.00%	CLASS IA	$ 17.35	278
EQ/CORE PLUS BOND	0.00%	CLASS IA	$ 282.38	76
EQ/CORE PLUS BOND	0.60%	CLASS IA	$ 446.17	70
EQ/CORE PLUS BOND	0.80%	CLASS IA	$ 172.85	2
EQ/CORE PLUS BOND	0.90%	CLASS IA	$ 254.54	31
EQ/CORE PLUS BOND+	0.00%	CLASS IB	$ 11.97	276
EQ/CORE PLUS BOND+	0.00%	CLASS IB	$ 119.65	14
EQ/CORE PLUS BOND	0.00%	CLASS IB	$ 171.06	218
EQ/CORE PLUS BOND	0.60%	CLASS IB	$ 125.83	110

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	CLASS IB	$ 15.14	269
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	CLASS IB	$ 161.52	2
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	CLASS IB	$ 161.78	7

EQ/EQUITY 500 INDEX	0.00%	CLASS IA	$ 94.99	1,296
EQ/EQUITY 500 INDEX	0.00%	CLASS IA	$2,284.26	173
EQ/EQUITY 500 INDEX	0.60%	CLASS IA	$1,905.80	283
EQ/EQUITY 500 INDEX	0.80%	CLASS IA	$1,258.98	5
EQ/EQUITY 500 INDEX	0.90%	CLASS IA	$1,730.99	45
EQ/EQUITY 500 INDEX+	0.00%	CLASS IB	$ 23.74	8,154
EQ/EQUITY 500 INDEX+	0.00%	CLASS IB	$ 250.23	263
EQ/EQUITY 500 INDEX+	0.00%	CLASS IB	$ 257.17	741
EQ/EQUITY 500 INDEX	0.00%	CLASS IB	$ 691.27	934
EQ/EQUITY 500 INDEX	0.60%	CLASS IB	$ 608.57	334

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	CLASS IB	$ 101.51	92
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	CLASS IB	$ 671.42	90
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	CLASS IB	$1,273.41	5
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	CLASS IB	$ 610.93	184
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	CLASS IB	$ 591.91	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	CLASS IB	$ 582.63	12

EQ/FRANKLIN RISING DIVIDENDS	0.00%	CLASS IB	$ 14.82	126
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	CLASS IB	$ 19.26	355
EQ/FRANKLIN RISING DIVIDENDS	0.00%	CLASS IB	$ 148.23	—
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	CLASS IB	$ 199.43	8
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	CLASS IB	$ 203.21	25
EQ/FRANKLIN RISING DIVIDENDS	0.00%	CLASS IB	$ 551.74	107
EQ/FRANKLIN RISING DIVIDENDS	0.60%	CLASS IB	$ 502.02	61
EQ/FRANKLIN RISING DIVIDENDS	0.80%	CLASS IB	$ 486.39	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	CLASS IB	$ 478.77	5

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	CLASS IB	$ 54.13	33
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	CLASS IB	$ 661.06	66
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	CLASS IB	$ 765.77	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	CLASS IB	$1,232.96	29
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	CLASS IB	$ 557.31	128
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	CLASS IB	$ 755.62	8
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	CLASS IB	$ 526.35	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	CLASS IB	$ 511.52	8

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	CLASS IB	$ 18.24	166
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	CLASS IB	$ 188.82	6
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	CLASS IB	$ 195.45	9
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	CLASS IB	$ 410.52	28
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	CLASS IB	$ 373.53	15
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	CLASS IB	$ 361.90	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	CLASS IB	$ 356.22	—

EQ/GROWTH STRATEGY	0.00%	CLASS IB	$ 332.10	318

EQ/INTERMEDIATE CORPORATE BOND+	0.00%	CLASS IB	$ 11.58	91
EQ/INTERMEDIATE CORPORATE BOND+	0.00%	CLASS IB	$ 115.77	1

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IA	$ 12.56	195
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IA	$ 262.01	42
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	CLASS IA	$ 266.04	53

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	CLASS IA	$184.44	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	CLASS IA	$206.71	14
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	CLASS IB	$ 10.40	116
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	CLASS IB	$103.95	8
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IB	$138.18	6
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IB	$188.27	51
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	CLASS IB	$160.35	65

EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	CLASS IB	$ 16.38	59
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	CLASS IB	$173.60	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	CLASS IB	$174.25	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	CLASS IB	$292.93	97
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	CLASS IB	$452.00	39
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	CLASS IB	$249.18	80
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	CLASS IB	$307.59	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	CLASS IB	$237.01	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	CLASS IB	$230.11	15

EQ/INTERNATIONAL EQUITY INDEX	0.00%	CLASS IA	$ 35.04	271
EQ/INTERNATIONAL EQUITY INDEX	0.00%	CLASS IA	$405.87	139
EQ/INTERNATIONAL EQUITY INDEX	0.60%	CLASS IA	$337.29	601
EQ/INTERNATIONAL EQUITY INDEX	0.80%	CLASS IA	$268.64	5
EQ/INTERNATIONAL EQUITY INDEX	0.90%	CLASS IA	$307.35	48
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	CLASS IB	$ 17.61	1,837
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	CLASS IB	$186.25	80
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	CLASS IB	$187.09	53
EQ/INTERNATIONAL EQUITY INDEX	0.00%	CLASS IB	$277.12	246
EQ/INTERNATIONAL EQUITY INDEX	0.60%	CLASS IB	$250.52	175
EQ/INTERNATIONAL EQUITY INDEX	0.90%	CLASS IB	$226.29	—

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	CLASS IB	$222.13	38
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	CLASS IB	$202.11	4
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	CLASS IB	$195.82	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	CLASS IB	$192.75	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	CLASS IB	$ 15.82	87
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 30.33	47
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	CLASS IB	$169.45	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	CLASS IB	$170.84	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$302.67	99
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$325.16	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$414.04	43
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$278.43	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$278.50	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$284.37	119
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	CLASS IB	$244.89	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$261.73	16

EQ/INVESCO COMSTOCK+	0.00%	CLASS IB	$ 20.77	141
EQ/INVESCO COMSTOCK	0.00%	CLASS IB	$ 29.39	54
EQ/INVESCO COMSTOCK+	0.00%	CLASS IB	$226.71	1
EQ/INVESCO COMSTOCK+	0.00%	CLASS IB	$226.92	4
EQ/INVESCO COMSTOCK	0.00%	CLASS IB	$422.12	22
EQ/INVESCO COMSTOCK	0.00%	CLASS IB	$537.35	43
EQ/INVESCO COMSTOCK	0.60%	CLASS IB	$372.58	13

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO COMSTOCK	0.60%	CLASS IB	$377.19	22
EQ/INVESCO COMSTOCK	0.80%	CLASS IB	$363.24	—
EQ/INVESCO COMSTOCK	0.90%	CLASS IB	$356.46	2

EQ/INVESCO GLOBAL+	0.00%	CLASS IB	$ 18.98	122
EQ/INVESCO GLOBAL+	0.00%	CLASS IB	$205.08	5
EQ/INVESCO GLOBAL+	0.00%	CLASS IB	$206.35	4

EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	CLASS IB	$ 12.84	292
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	CLASS IB	$ 24.97	326
EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	CLASS IB	$128.88	1
EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	CLASS IB	$133.17	4
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	CLASS IB	$249.68	150
EQ/INVESCO GLOBAL REAL ASSETS	0.60%	CLASS IB	$227.18	30
EQ/INVESCO GLOBAL REAL ASSETS	0.80%	CLASS IB	$220.10	—
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	CLASS IB	$216.65	4

EQ/JANUS ENTERPRISE+	0.00%	CLASS IB	$ 17.81	271
EQ/JANUS ENTERPRISE	0.00%	CLASS IB	$ 25.88	49
EQ/JANUS ENTERPRISE+	0.00%	CLASS IB	$184.94	3
EQ/JANUS ENTERPRISE+	0.00%	CLASS IB	$187.26	4
EQ/JANUS ENTERPRISE	0.00%	CLASS IB	$451.73	60
EQ/JANUS ENTERPRISE	0.00%	CLASS IB	$653.75	63
EQ/JANUS ENTERPRISE	0.60%	CLASS IB	$398.90	28
EQ/JANUS ENTERPRISE	0.60%	CLASS IB	$403.64	49
EQ/JANUS ENTERPRISE	0.80%	CLASS IB	$388.71	—
EQ/JANUS ENTERPRISE	0.90%	CLASS IB	$381.46	9

EQ/JPMORGAN GROWTH STOCK+	0.00%	CLASS IB	$ 22.98	1,099
EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$121.95	446
EQ/JPMORGAN GROWTH STOCK+	0.00%	CLASS IB	$241.33	5
EQ/JPMORGAN GROWTH STOCK+	0.00%	CLASS IB	$243.63	33
EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$693.27	19
EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$702.09	—
EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$703.55	—
EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$824.08	128
EQ/JPMORGAN GROWTH STOCK	0.60%	CLASS IB	$620.18	134
EQ/JPMORGAN GROWTH STOCK	0.60%	CLASS IB	$628.07	1
EQ/JPMORGAN GROWTH STOCK	0.80%	CLASS IB	$597.47	1
EQ/JPMORGAN GROWTH STOCK	0.90%	CLASS IB	$586.43	11

EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	CLASS IB	$ 21.31	1,148
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	CLASS IB	$ 79.63	358
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	CLASS IB	$228.32	3
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	CLASS IB	$232.71	17
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	CLASS IB	$695.35	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	CLASS IB	$845.82	58
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	CLASS IB	$905.83	10
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	CLASS IB	$148.37	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	CLASS IB	$499.53	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	CLASS IB	$711.79	56
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	CLASS IB	$671.83	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	CLASS IB	$652.71	11

EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	CLASS IB	$ 21.63	59
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	CLASS IB	$ 79.20	16

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	CLASS IB	$ 228.24	1
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	CLASS IB	$ 233.82	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	CLASS IB	$ 572.28	63
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	CLASS IB	$ 888.75	7
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	CLASS IB	$ 487.70	23
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	CLASS IB	$ 586.82	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	CLASS IB	$ 462.27	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	CLASS IB	$ 450.06	1

EQ/LARGE CAP GROWTH INDEX+	0.00%	CLASS IB	$ 29.20	1,420
EQ/LARGE CAP GROWTH INDEX	0.00%	CLASS IB	$ 150.68	112
EQ/LARGE CAP GROWTH INDEX+	0.00%	CLASS IB	$ 306.15	13
EQ/LARGE CAP GROWTH INDEX+	0.00%	CLASS IB	$ 316.09	49
EQ/LARGE CAP GROWTH INDEX	0.00%	CLASS IB	$ 804.95	127
EQ/LARGE CAP GROWTH INDEX	0.00%	CLASS IB	$1,345.58	—
EQ/LARGE CAP GROWTH INDEX	0.00%	CLASS IB	$1,617.57	28
EQ/LARGE CAP GROWTH INDEX	0.60%	CLASS IB	$ 685.98	328
EQ/LARGE CAP GROWTH INDEX	0.60%	CLASS IB	$1,020.33	1
EQ/LARGE CAP GROWTH INDEX	0.80%	CLASS IB	$ 650.21	3
EQ/LARGE CAP GROWTH INDEX	0.90%	CLASS IB	$ 633.03	22

EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	CLASS IB	$ 24.44	89
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	CLASS IB	$ 107.09	17
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	CLASS IB	$ 255.92	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	CLASS IB	$ 262.64	7
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	CLASS IB	$1,048.10	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	CLASS IB	$1,316.64	60
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	CLASS IB	$1,379.53	59
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	CLASS IB	$ 636.64	26
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	CLASS IB	$ 807.27	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	CLASS IB	$1,108.01	222
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	CLASS IB	$1,045.81	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	CLASS IB	$1,016.05	17

EQ/LARGE CAP VALUE INDEX+	0.00%	CLASS IB	$ 17.79	651
EQ/LARGE CAP VALUE INDEX+	0.00%	CLASS IB	$ 188.44	6
EQ/LARGE CAP VALUE INDEX+	0.00%	CLASS IB	$ 191.68	35
EQ/LARGE CAP VALUE INDEX	0.00%	CLASS IB	$ 230.15	40
EQ/LARGE CAP VALUE INDEX	0.00%	CLASS IB	$ 265.12	118
EQ/LARGE CAP VALUE INDEX	0.60%	CLASS IB	$ 203.27	34
EQ/LARGE CAP VALUE INDEX	0.60%	CLASS IB	$ 205.65	37
EQ/LARGE CAP VALUE INDEX	0.80%	CLASS IB	$ 198.05	—
EQ/LARGE CAP VALUE INDEX	0.90%	CLASS IB	$ 194.35	26

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 53.11	31
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 448.51	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 451.26	60
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 457.18	51
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 605.33	132
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$ 383.01	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$ 395.77	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$ 445.98	287
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$ 451.83	326
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	CLASS IB	$ 369.92	8

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$ 410.49	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$ 415.88	63

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	CLASS IB	$ 21.18	502
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	CLASS IB	$ 211.84	275
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	CLASS IB	$ 192.75	103
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	CLASS IB	$ 186.75	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	CLASS IB	$ 183.82	14

EQ/LONG-TERM BOND+	0.00%	CLASS IB	$ 11.02	338
EQ/LONG-TERM BOND+	0.00%	CLASS IB	$ 110.16	—

EQ/LOOMIS SAYLES GROWTH+	0.00%	CLASS IB	$ 25.68	385
EQ/LOOMIS SAYLES GROWTH	0.00%	CLASS IB	$ 80.77	98
EQ/LOOMIS SAYLES GROWTH+	0.00%	CLASS IB	$ 267.66	10
EQ/LOOMIS SAYLES GROWTH+	0.00%	CLASS IB	$ 269.72	6
EQ/LOOMIS SAYLES GROWTH	0.00%	CLASS IB	$ 861.02	2
EQ/LOOMIS SAYLES GROWTH	0.00%	CLASS IB	$1,051.40	51
EQ/LOOMIS SAYLES GROWTH	0.60%	CLASS IB	$ 760.56	13
EQ/LOOMIS SAYLES GROWTH	0.60%	CLASS IB	$ 769.40	26
EQ/LOOMIS SAYLES GROWTH	0.80%	CLASS IB	$ 740.95	—
EQ/LOOMIS SAYLES GROWTH	0.90%	CLASS IB	$ 727.13	2

EQ/MFS INTERNATIONAL GROWTH	0.00%	CLASS IB	$ 16.78	481
EQ/MFS INTERNATIONAL GROWTH+	0.00%	CLASS IB	$ 17.12	683
EQ/MFS INTERNATIONAL GROWTH	0.00%	CLASS IB	$ 167.80	—
EQ/MFS INTERNATIONAL GROWTH+	0.00%	CLASS IB	$ 180.75	3
EQ/MFS INTERNATIONAL GROWTH+	0.00%	CLASS IB	$ 182.62	14
EQ/MFS INTERNATIONAL GROWTH	0.00%	CLASS IB	$ 289.23	72
EQ/MFS INTERNATIONAL GROWTH	0.00%	CLASS IB	$ 461.56	144
EQ/MFS INTERNATIONAL GROWTH	0.60%	CLASS IB	$ 164.64	1
EQ/MFS INTERNATIONAL GROWTH	0.60%	CLASS IB	$ 258.44	116
EQ/MFS INTERNATIONAL GROWTH	0.80%	CLASS IB	$ 248.89	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	CLASS IB	$ 244.24	24

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	CLASS IB	$ 17.93	579
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	CLASS IB	$ 42.02	652
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	CLASS IB	$ 185.66	2
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	CLASS IB	$ 188.18	15
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	CLASS IB	$ 420.22	250
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.60%	CLASS IB	$ 382.35	93
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	CLASS IB	$ 370.45	—
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	CLASS IB	$ 364.64	10

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	CLASS IB	$ 17.59	547
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	CLASS IB	$ 52.65	184
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	CLASS IB	$ 183.94	7
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	CLASS IB	$ 188.68	9
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	CLASS IB	$ 526.49	69
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	CLASS IB	$ 479.04	37
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	CLASS IB	$ 464.13	—
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	CLASS IB	$ 456.85	2

EQ/MFS TECHNOLOGY	0.00%	CLASS IB	$ 23.21	652
EQ/MFS TECHNOLOGY+	0.00%	CLASS IB	$ 28.16	560
EQ/MFS TECHNOLOGY+	0.00%	CLASS IB	$ 174.05	40

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS TECHNOLOGY	0.00%	CLASS IB	$ 236.03	323
EQ/MFS TECHNOLOGY	0.60%	CLASS IB	$ 228.20	165
EQ/MFS TECHNOLOGY	0.80%	CLASS IB	$ 225.63	—
EQ/MFS TECHNOLOGY	0.90%	CLASS IB	$ 224.36	15

EQ/MFS UTILITIES SERIES+	0.00%	CLASS IB	$ 15.84	148
EQ/MFS UTILITIES SERIES	0.00%	CLASS IB	$ 37.23	121
EQ/MFS UTILITIES SERIES+	0.00%	CLASS IB	$ 138.37	2
EQ/MFS UTILITIES SERIES	0.00%	CLASS IB	$ 372.32	1

EQ/MID CAP INDEX+	0.00%	CLASS IB	$ 17.79	1,358
EQ/MID CAP INDEX	0.00%	CLASS IB	$ 74.85	215
EQ/MID CAP INDEX+	0.00%	CLASS IB	$ 188.87	21
EQ/MID CAP INDEX+	0.00%	CLASS IB	$ 189.05	51
EQ/MID CAP INDEX	0.00%	CLASS IB	$ 546.97	133
EQ/MID CAP INDEX	0.00%	CLASS IB	$ 578.72	7
EQ/MID CAP INDEX	0.00%	CLASS IB	$ 856.34	46
EQ/MID CAP INDEX	0.60%	CLASS IB	$ 469.62	189
EQ/MID CAP INDEX	0.60%	CLASS IB	$ 556.24	2
EQ/MID CAP INDEX	0.80%	CLASS IB	$ 446.25	1
EQ/MID CAP INDEX	0.90%	CLASS IB	$ 435.01	11

EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	CLASS IB	$ 15.85	57
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 58.23	24
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	CLASS IB	$ 168.13	2
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	CLASS IB	$ 169.81	5
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 517.22	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 665.79	26
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 668.63	12
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$ 718.30	68
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$ 470.85	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$ 546.58	13
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	CLASS IB	$ 562.67	181
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	CLASS IB	$ 531.08	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	CLASS IB	$ 515.97	17

EQ/MODERATE ALLOCATION	0.00%	CLASS IA	$ 28.75	291
EQ/MODERATE ALLOCATION	0.00%	CLASS IA	$ 216.33	2
EQ/MODERATE ALLOCATION	0.00%	CLASS IA	$ 619.30	109
EQ/MODERATE ALLOCATION	0.60%	CLASS IA	$1,256.47	338
EQ/MODERATE ALLOCATION	0.80%	CLASS IA	$ 396.79	5
EQ/MODERATE ALLOCATION	0.90%	CLASS IA	$ 496.22	63
EQ/MODERATE ALLOCATION+	0.00%	CLASS IB	$ 14.19	855
EQ/MODERATE ALLOCATION+	0.00%	CLASS IB	$ 145.92	24
EQ/MODERATE ALLOCATION+	0.00%	CLASS IB	$ 147.79	83
EQ/MODERATE ALLOCATION	0.00%	CLASS IB	$ 305.06	323
EQ/MODERATE ALLOCATION	0.60%	CLASS IB	$ 265.42	184

EQ/MODERATE GROWTH STRATEGY	0.00%	CLASS IB	$ 290.04	544

EQ/MODERATE-PLUS ALLOCATION+	0.00%	CLASS IB	$ 15.98	1,485
EQ/MODERATE-PLUS ALLOCATION	0.00%	CLASS IB	$ 38.43	604
EQ/MODERATE-PLUS ALLOCATION+	0.00%	CLASS IB	$ 166.39	13
EQ/MODERATE-PLUS ALLOCATION+	0.00%	CLASS IB	$ 168.03	87
EQ/MODERATE-PLUS ALLOCATION	0.00%	CLASS IB	$ 260.21	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	CLASS IB	$ 397.15	698

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	0.00%	CLASS IB	$405.42	244
EQ/MODERATE-PLUS ALLOCATION	0.60%	CLASS IB	$347.38	109
EQ/MODERATE-PLUS ALLOCATION	0.60%	CLASS IB	$354.61	169
EQ/MODERATE-PLUS ALLOCATION	0.80%	CLASS IB	$339.07	1
EQ/MODERATE-PLUS ALLOCATION	0.90%	CLASS IB	$331.55	26

EQ/MONEY MARKET	0.00%	CLASS IA	$ 11.87	24
EQ/MONEY MARKET	0.00%	CLASS IA	$ 11.91	1,169
EQ/MONEY MARKET	0.00%	CLASS IA	$204.18	1,424
EQ/MONEY MARKET	0.60%	CLASS IA	$271.42	402
EQ/MONEY MARKET	0.80%	CLASS IA	$149.63	1
EQ/MONEY MARKET	0.90%	CLASS IA	$163.61	26
EQ/MONEY MARKET+	0.00%	CLASS IB	$ 11.73	3,613
EQ/MONEY MARKET+	0.00%	CLASS IB	$117.45	33
EQ/MONEY MARKET+	0.00%	CLASS IB	$118.19	66
EQ/MONEY MARKET	0.00%	CLASS IB	$156.11	226
EQ/MONEY MARKET	0.60%	CLASS IB	$139.09	166

EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	CLASS IB	$ 21.22	340
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	CLASS IB	$179.34	136
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	CLASS IB	$210.07	9
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	CLASS IB	$225.22	8
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.60%	CLASS IB	$173.38	44
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	CLASS IB	$171.43	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	CLASS IB	$170.47	1

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	CLASS IB	$ 10.70	44
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	CLASS IB	$104.87	1
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	CLASS IB	$107.49	4

EQ/PIMCO REAL RETURN+	0.00%	CLASS IB	$ 12.12	182
EQ/PIMCO REAL RETURN	0.00%	CLASS IB	$ 15.81	205
EQ/PIMCO REAL RETURN+	0.00%	CLASS IB	$120.81	4
EQ/PIMCO REAL RETURN+	0.00%	CLASS IB	$122.75	12
EQ/PIMCO REAL RETURN	0.00%	CLASS IB	$158.12	147
EQ/PIMCO REAL RETURN	0.60%	CLASS IB	$143.87	52
EQ/PIMCO REAL RETURN	0.80%	CLASS IB	$139.39	—
EQ/PIMCO REAL RETURN	0.90%	CLASS IB	$137.20	4

EQ/PIMCO TOTAL RETURN ESG+	0.00%	CLASS IB	$ 11.05	553
EQ/PIMCO TOTAL RETURN ESG	0.00%	CLASS IB	$ 15.22	405
EQ/PIMCO TOTAL RETURN ESG+	0.00%	CLASS IB	$109.63	5
EQ/PIMCO TOTAL RETURN ESG+	0.00%	CLASS IB	$113.09	20
EQ/PIMCO TOTAL RETURN ESG	0.00%	CLASS IB	$152.18	325
EQ/PIMCO TOTAL RETURN ESG	0.60%	CLASS IB	$138.47	134
EQ/PIMCO TOTAL RETURN ESG	0.80%	CLASS IB	$134.16	—
EQ/PIMCO TOTAL RETURN ESG	0.90%	CLASS IB	$132.05	9

EQ/PIMCO ULTRA SHORT BOND+	0.00%	CLASS IB	$ 11.86	313
EQ/PIMCO ULTRA SHORT BOND+	0.00%	CLASS IB	$118.95	6
EQ/PIMCO ULTRA SHORT BOND+	0.00%	CLASS IB	$119.78	11
EQ/PIMCO ULTRA SHORT BOND	0.00%	CLASS IB	$145.29	43
EQ/PIMCO ULTRA SHORT BOND	0.00%	CLASS IB	$148.90	163
EQ/PIMCO ULTRA SHORT BOND	0.60%	CLASS IB	$118.19	2
EQ/PIMCO ULTRA SHORT BOND	0.60%	CLASS IB	$129.13	41
EQ/PIMCO ULTRA SHORT BOND	0.60%	CLASS IB	$129.83	97

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO ULTRA SHORT BOND	0.80%	CLASS IB	$125.03	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	CLASS IB	$122.70	7

EQ/QUALITY BOND PLUS	0.00%	CLASS IA	$ 13.82	163
EQ/QUALITY BOND PLUS	0.00%	CLASS IA	$285.51	20
EQ/QUALITY BOND PLUS	0.60%	CLASS IA	$221.82	58
EQ/QUALITY BOND PLUS	0.80%	CLASS IA	$197.68	1
EQ/QUALITY BOND PLUS	0.90%	CLASS IA	$201.22	6
EQ/QUALITY BOND PLUS	0.00%	CLASS IB	$192.57	44
EQ/QUALITY BOND PLUS	0.60%	CLASS IB	$163.76	61

EQ/SMALL COMPANY INDEX+	0.00%	CLASS IB	$ 17.09	1,031
EQ/SMALL COMPANY INDEX	0.00%	CLASS IB	$ 62.40	174
EQ/SMALL COMPANY INDEX+	0.00%	CLASS IB	$182.01	37
EQ/SMALL COMPANY INDEX+	0.00%	CLASS IB	$184.17	49
EQ/SMALL COMPANY INDEX	0.00%	CLASS IB	$370.51	1
EQ/SMALL COMPANY INDEX	0.00%	CLASS IB	$671.95	101
EQ/SMALL COMPANY INDEX	0.00%	CLASS IB	$925.54	32
EQ/SMALL COMPANY INDEX	0.60%	CLASS IB	$553.64	4
EQ/SMALL COMPANY INDEX	0.60%	CLASS IB	$621.56	—
EQ/SMALL COMPANY INDEX	0.60%	CLASS IB	$629.63	21
EQ/SMALL COMPANY INDEX	0.60%	CLASS IB	$714.16	38
EQ/SMALL COMPANY INDEX	0.80%	CLASS IB	$678.38	—
EQ/SMALL COMPANY INDEX	0.90%	CLASS IB	$579.52	—
EQ/SMALL COMPANY INDEX	0.90%	CLASS IB	$663.06	4

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	CLASS IB	$ 16.76	362
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	CLASS IB	$ 76.10	127
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	CLASS IB	$176.24	16
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	CLASS IB	$184.90	6
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	CLASS IB	$760.96	1

EQ/VALUE EQUITY+	0.00%	CLASS IB	$ 16.25	99
EQ/VALUE EQUITY	0.00%	CLASS IB	$ 53.09	137
EQ/VALUE EQUITY+	0.00%	CLASS IB	$172.96	7
EQ/VALUE EQUITY+	0.00%	CLASS IB	$173.18	3
EQ/VALUE EQUITY	0.00%	CLASS IB	$495.98	1
EQ/VALUE EQUITY	0.00%	CLASS IB	$692.53	53
EQ/VALUE EQUITY	0.00%	CLASS IB	$911.47	94
EQ/VALUE EQUITY	0.60%	CLASS IB	$501.62	17
EQ/VALUE EQUITY	0.60%	CLASS IB	$605.79	1
EQ/VALUE EQUITY	0.60%	CLASS IB	$767.04	111
EQ/VALUE EQUITY	0.80%	CLASS IB	$723.98	1
EQ/VALUE EQUITY	0.90%	CLASS IB	$703.38	14

EQ/WELLINGTON ENERGY	0.00%	CLASS IB	$ 10.47	378
EQ/WELLINGTON ENERGY	0.00%	CLASS IB	$104.72	131
EQ/WELLINGTON ENERGY	0.60%	CLASS IB	$ 95.27	55
EQ/WELLINGTON ENERGY	0.80%	CLASS IB	$ 92.31	—
EQ/WELLINGTON ENERGY	0.90%	CLASS IB	$ 90.86	1

EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	CLASS IB	$ 14.98	53
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	CLASS IB	$ 18.48	14
EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	CLASS IB	$153.05	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	CLASS IB	$156.30	4
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	CLASS IB	$200.86	71

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.60%	CLASS IB	$ 186.14	7
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.80%	CLASS IB	$ 181.45	—

EQUITABLE GROWTH MF/ETF+	0.00%	CLASS IB	$ 12.86	154
EQUITABLE GROWTH MF/ETF+	0.00%	CLASS IB	$ 128.56	4

EQUITABLE MODERATE GROWTH MF/ETF+	0.00%	CLASS IB	$ 12.53	34
EQUITABLE MODERATE GROWTH MF/ETF+	0.00%	CLASS IB	$ 125.35	2

FIDELITY® VIP ASSET MANAGER 70%+	0.00%	SERVICE CLASS 2	$ 17.53	244
FIDELITY® VIP ASSET MANAGER 70%	0.00%	SERVICE CLASS 2	$ 49.49	10
FIDELITY® VIP ASSET MANAGER 70%+	0.00%	SERVICE CLASS 2	$ 133.43	3
FIDELITY® VIP ASSET MANAGER 70%	0.00%	SERVICE CLASS 2	$ 511.79	2

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$ 68.06	96
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$ 723.47	4

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$ 12.03	242
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$ 120.25	34

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$ 34.85	80
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$ 362.53	7

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$ 18.99	689
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$ 208.65	61

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 19.73	252
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$ 72.19	136
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 205.98	8
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 210.29	5
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$ 437.58	62
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$1,150.34	3
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$ 398.14	24
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$ 385.75	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$ 379.70	3

FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 20.30	556
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$ 83.27	38
FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$ 146.91	8
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$ 753.52	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$ 87.71	14
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$ 899.44	—

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$ 16.51	443
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$ 39.38	182
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$ 180.54	4
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$ 188.16	3
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$ 393.76	25
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$ 358.27	16
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$ 347.12	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$ 341.67	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$ 17.25	86
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$ 38.49	278
INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$ 143.61	3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$ 384.92	6

JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$ 14.16	695
JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$ 141.64	9

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$ 12.23	452
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$ 122.60	1
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$ 125.12	9

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$ 660.31	11
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$ 600.81	9
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$ 582.11	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$ 572.98	—

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	CLASS IA	$ 119.34	20
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	CLASS IA	$ 675.33	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	CLASS IA	$1,242.19	84
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	CLASS IA	$ 885.41	2
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	CLASS IA	$4,496.99	131
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	CLASS IA	$ 643.09	8
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	CLASS IA	$1,138.30	43
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	CLASS IB	$ 25.58	201
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	CLASS IB	$ 267.98	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	CLASS IB	$ 272.53	13
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	CLASS IB	$ 632.59	44
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	CLASS IB	$ 541.18	79

MULTIMANAGER CORE BOND	0.00%	CLASS IB	$ 16.08	216
MULTIMANAGER CORE BOND	0.00%	CLASS IB	$ 189.75	—
MULTIMANAGER CORE BOND	0.00%	CLASS IB	$ 200.81	80
MULTIMANAGER CORE BOND	0.00%	CLASS IB	$ 207.02	99
MULTIMANAGER CORE BOND	0.60%	CLASS IB	$ 179.18	95
MULTIMANAGER CORE BOND	0.60%	CLASS IB	$ 183.30	3
MULTIMANAGER CORE BOND	0.80%	CLASS IB	$ 170.72	—
MULTIMANAGER CORE BOND	0.90%	CLASS IB	$ 166.64	9

MULTIMANAGER TECHNOLOGY+	0.00%	CLASS IB	$ 29.54	509
MULTIMANAGER TECHNOLOGY	0.00%	CLASS IB	$ 196.69	73
MULTIMANAGER TECHNOLOGY+	0.00%	CLASS IB	$ 308.98	15
MULTIMANAGER TECHNOLOGY+	0.00%	CLASS IB	$ 312.45	36
MULTIMANAGER TECHNOLOGY	0.00%	CLASS IB	$2,235.00	37
MULTIMANAGER TECHNOLOGY	0.00%	CLASS IB	$2,749.18	19
MULTIMANAGER TECHNOLOGY	0.60%	CLASS IB	$1,192.40	156
MULTIMANAGER TECHNOLOGY	0.60%	CLASS IB	$1,330.96	2
MULTIMANAGER TECHNOLOGY	0.80%	CLASS IB	$1,862.75	—
MULTIMANAGER TECHNOLOGY	0.90%	CLASS IB	$1,108.98	8

NOMURA VIP HIGH INCOME SERIES+	0.00%	SERVICE CLASS	$ 13.18	922
NOMURA VIP HIGH INCOME SERIES	0.00%	SERVICE CLASS	$ 16.94	620
NOMURA VIP HIGH INCOME SERIES+	0.00%	SERVICE CLASS	$ 132.33	11
NOMURA VIP HIGH INCOME SERIES+	0.00%	SERVICE CLASS	$ 132.66	13
NOMURA VIP HIGH INCOME SERIES	0.00%	SERVICE CLASS	$ 169.43	201
NOMURA VIP HIGH INCOME SERIES	0.60%	SERVICE CLASS	$ 157.01	61

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
NOMURA VIP HIGH INCOME SERIES	0.80%	SERVICE CLASS	$153.06	—
NOMURA VIP HIGH INCOME SERIES	0.90%	SERVICE CLASS	$151.13	4

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$ 17.17	100
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$115.83	125
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$176.70	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$179.07	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$105.40	24
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$102.12	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$100.52	2

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$ 24.71	274
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$247.12	9

T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$ 17.64	204
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$187.64	1
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$191.48	6
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$405.19	38
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS II	$368.67	24
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS II	$357.20	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$351.60	3

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$ 14.32	109
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$143.18	4

TARGET 2015 ALLOCATION	0.00%	CLASS IB	$ 28.00	4
TARGET 2015 ALLOCATION	0.00%	CLASS IB	$220.15	—

TARGET 2025 ALLOCATION	0.00%	CLASS IB	$ 38.19	43
TARGET 2025 ALLOCATION	0.00%	CLASS IB	$192.52	8
TARGET 2025 ALLOCATION	0.00%	CLASS IB	$284.09	11
TARGET 2025 ALLOCATION	0.60%	CLASS IB	$180.54	17
TARGET 2025 ALLOCATION	0.80%	CLASS IB	$176.70	—

TARGET 2035 ALLOCATION	0.00%	CLASS IB	$ 46.69	60
TARGET 2035 ALLOCATION	0.00%	CLASS IB	$221.23	16
TARGET 2035 ALLOCATION	0.00%	CLASS IB	$334.43	12
TARGET 2035 ALLOCATION	0.60%	CLASS IB	$207.46	17
TARGET 2035 ALLOCATION	0.90%	CLASS IB	$200.88	—

TARGET 2045 ALLOCATION	0.00%	CLASS IB	$ 53.23	98
TARGET 2045 ALLOCATION	0.00%	CLASS IB	$239.06	14
TARGET 2045 ALLOCATION	0.00%	CLASS IB	$365.55	3
TARGET 2045 ALLOCATION	0.60%	CLASS IB	$224.19	6
TARGET 2045 ALLOCATION	0.80%	CLASS IB	$219.42	—

TARGET 2055 ALLOCATION	0.00%	CLASS IB	$ 26.18	51
TARGET 2055 ALLOCATION	0.00%	CLASS IB	$261.75	26
TARGET 2055 ALLOCATION	0.60%	CLASS IB	$245.47	3
TARGET 2055 ALLOCATION	0.80%	CLASS IB	$240.24	—

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$ 16.36	240
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$176.34	—
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$179.97	4
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$212.30	95

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$193.17	33
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$187.15	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$184.22	4

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$ 9.35	167
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$ 11.70	310
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$ 92.58	5
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$ 93.59	1
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$117.00	252
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$106.45	67
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$103.14	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$101.52	8

VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$ 20.98	45
VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$129.05	107
VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$135.37	5
VANECK VIP GLOBAL RESOURCES FUND	0.60%	CLASS S	$117.41	41
VANECK VIP GLOBAL RESOURCES FUND	0.80%	CLASS S	$113.76	—
VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$111.97	5

VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$785.80	27

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
+	This Variable Investment Option is subject to an Investment Expense Reduction (See Note 7).

FSA-42

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$152,829	$735,322	$581,933	$592,385	$1,847,861	$16,864
Expenses:
Asset-based charges	1,864	7,399	43,429	46,594	396,356	—

Net Investment Income (Loss)	150,965	727,923	538,504	545,791	1,451,505	16,864

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	168,113	(11,810)	266,564	196,868	6,580,685	40,591
Net realized gain distribution from the Portfolios	—	—	2,193,204	636,876	18,152,664	—

Net realized gain (loss)	168,113	(11,810)	2,459,768	833,744	24,733,349	40,591

Net change in unrealized appreciation (depreciation) of investments	903,852	229,819	178,190	1,549,689	7,501,167	43,148

Net Realized and Unrealized Gain (Loss) on Investments	1,071,965	218,009	2,637,958	2,383,433	32,234,516	83,739

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,222,930	$945,932	$3,176,462	$2,929,224	$33,686,021	$100,603

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-43

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$69,788	$83,982	$571,572	$166,594	$29,074	$1,204
Expenses:
Asset-based charges	—	—	88,039	21,476	13,150	—

Net Investment Income (Loss)	69,788	83,982	483,533	145,118	15,924	1,204

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	103,566	32,713	760,231	348,768	248,328	1,024
Net realized gain distribution from the Portfolios	—	—	4,932,456	1,792,232	601,994	22,714

Net realized gain (loss)	103,566	32,713	5,692,687	2,141,000	850,322	23,738

Net change in unrealized appreciation (depreciation) of investments	429,201	124,228	(3,474,973)	480,694	343,282	(20,492)

Net Realized and Unrealized Gain (Loss) on Investments	532,767	156,941	2,217,714	2,621,694	1,193,604	3,246

Net Increase (Decrease) in Net Assets Resulting from Operations	$602,555	$240,923	$2,701,247	$2,766,812	$1,209,528	$4,450

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-44

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$195,785	$45,177	$554,853	$406,167	$59,786	$246,344
Expenses:
Asset-based charges	—	25,652	53,813	—	14,493	49,599

Net Investment Income (Loss)	195,785	19,525	501,040	406,167	45,293	196,745

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	289,616	(1,053,517)	804,183	(108,699)	5,677	104,014
Net realized gain distribution from the Portfolios	679,787	480,300	2,360,649	979,419	523,206	4,431,278

Net realized gain (loss)	969,403	(573,217)	3,164,832	870,720	528,883	4,535,292

Net change in unrealized appreciation (depreciation) of investments	325,286	3,544,328	10,546,002	226,818	(368,236)	(935,673)

Net Realized and Unrealized Gain (Loss) on Investments	1,294,689	2,971,111	13,710,834	1,097,538	160,647	3,599,619

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,490,474	$2,990,636	$14,211,874	$1,503,705	$205,940	$3,796,364

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-45

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$76,002	$372,092	$2,821,803	$1,043,761	$1,584,162	$1,132,836
Expenses:
Asset-based charges	12,285	934,303	253,388	35,600	215,815	—

Net Investment Income (Loss)	63,717	(562,211)	2,568,415	1,008,161	1,368,347	1,132,836

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(35,863)	(2,233,944)	383,330	125,214	186,379	282,131
Net realized gain distribution from the Portfolios	274,983	24,730,326	18,073,383	2,472,283	7,483,640	3,105,692

Net realized gain (loss)	239,120	22,496,382	18,456,713	2,597,497	7,670,019	3,387,823

Net change in unrealized appreciation (depreciation) of investments	415,591	(598,696)	2,505,224	3,663,778	(362,451)	142,816

Net Realized and Unrealized Gain (Loss) on Investments	654,711	21,897,686	20,961,937	6,261,275	7,307,568	3,530,639

Net Increase (Decrease) in Net Assets Resulting from Operations	$718,428	$21,335,475	$23,530,352	$7,269,436	$8,675,915	$4,663,475

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-46

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$878,911	$—	$15,269,383	$572,145	$228,005	$88,638
Expenses:
Asset-based charges	844,332	330,779	12,016,336	34,436	—	—

Net Investment Income (Loss)	34,579	(330,779)	3,253,047	537,709	228,005	88,638

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	7,584,330	4,526,550	88,590,573	(359,195)	(1,359)	(18,199)
Net realized gain distribution from the Portfolios	16,512,895	14,895,517	181,043,966	420,703	483,149	84,115

Net realized gain (loss)	24,097,225	19,422,067	269,634,539	61,508	481,790	65,916

Net change in unrealized appreciation (depreciation) of investments	10,723,058	(9,263,759)	90,221,310	671,031	88,804	72,738

Net Realized and Unrealized Gain (Loss) on Investments	34,820,283	10,158,308	359,855,849	732,539	570,594	138,654

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,854,862	$9,827,529	$363,108,896	$1,270,248	$798,599	$227,292

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-47

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$791,566	$3,526,850	$6,177,912	$108,347	$16,592,989	$611,220
Expenses:
Asset-based charges	42,704	293,095	341,221	—	4,759,248	870,128

Net Investment Income (Loss)	748,862	3,233,755	5,836,691	108,347	11,833,741	(258,908)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(566,172)	(340,575)	(2,077,068)	101,910	97,426,516	23,168,492
Net realized gain distribution from the Portfolios	1,548,283	—	—	—	61,622,325	12,810,082

Net realized gain (loss)	982,111	(340,575)	(2,077,068)	101,910	159,048,841	35,978,574

Net change in unrealized appreciation (depreciation) of investments	840,256	3,669,136	5,507,542	992,686	175,541,190	(105,655)

Net Realized and Unrealized Gain (Loss) on Investments	1,822,367	3,328,561	3,430,474	1,094,596	334,590,031	35,872,919

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,571,229	$6,562,316	$9,267,165	$1,202,943	$346,423,772	$35,614,011

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-48

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$783,460	$1,268,576	$234,948	$1,882,134	$55,557	$1,610,884
Expenses:
Asset-based charges	195,860	485,329	35,839	—	—	180,343

Net Investment Income (Loss)	587,600	783,247	199,109	1,882,134	55,557	1,430,541

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,774,310	3,639,817	279,106	1,239,577	2,529	(451,008)
Net realized gain distribution from the Portfolios	4,044,626	15,956,343	1,824,775	8,647,280	20,403	—

Net realized gain (loss)	7,818,936	19,596,160	2,103,881	9,886,857	22,932	(451,008)

Net change in unrealized appreciation (depreciation) of investments	2,748,737	6,152,252	(400,545)	(707,352)	(25,562)	1,720,509

Net Realized and Unrealized Gain (Loss) on Investments	10,567,673	25,748,412	1,703,336	9,179,505	(2,630)	1,269,501

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,155,273	$26,531,659	$1,902,445	$11,061,639	$52,927	$2,700,042

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-49

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$908,559	$15,216,990	$195,878	$1,886,485	$630,946	$—
Expenses:
Asset-based charges	146,082	1,484,290	4,943	232,487	78,685	—

Net Investment Income (Loss)	762,477	13,732,700	190,935	1,653,998	552,261	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,239,920	16,264,333	106,695	1,282,795	1,275,096	142,904
Net realized gain distribution from the Portfolios	5,050,140	—	338,242	4,692,403	4,058,103	511,269

Net realized gain (loss)	6,290,060	16,264,333	444,937	5,975,198	5,333,199	654,173

Net change in unrealized appreciation (depreciation) of investments	8,066,982	77,485,451	1,331,794	11,709,886	1,608,399	(140,851)

Net Realized and Unrealized Gain (Loss) on Investments	14,357,042	93,749,784	1,776,731	17,685,084	6,941,598	513,322

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,119,519	$107,482,484	$1,967,666	$19,339,082	$7,493,859	$513,322

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-50

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,414,547	$—	$—	$1,670,115	$435,883	$—
Expenses:
Asset-based charges	48,018	215,215	534,574	303,022	70,480	1,389,689

Net Investment Income (Loss)	1,366,529	(215,215)	(534,574)	1,367,093	365,403	(1,389,689)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	265,290	1,714,581	9,136,776	236,531	298,347	21,545,369
Net realized gain distribution from the Portfolios	2,169,462	9,648,208	44,570,203	13,351,492	7,606,230	37,281,249

Net realized gain (loss)	2,434,752	11,362,789	53,706,979	13,588,023	7,904,577	58,826,618

Net change in unrealized appreciation (depreciation) of investments	3,999,908	(2,973,402)	(15,238,460)	6,770,533	(2,614,984)	11,024,486

Net Realized and Unrealized Gain (Loss) on Investments	6,434,660	8,389,387	38,468,519	20,358,556	5,289,593	69,851,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,801,189	$8,174,172	$37,933,945	$21,725,649	$5,654,996	$68,461,415

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-51

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$426,831	$921,793	$5,835,204	$3,176,781	$47,522	$—
Expenses:
Asset-based charges	1,695,218	125,537	1,882,787	115,289	—	187,189

Net Investment Income (Loss)	(1,268,387)	796,256	3,952,417	3,061,492	47,522	(187,189)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,935,391	1,334,201	16,366,481	1,463,641	(22,972)	2,963,722
Net realized gain distribution from the Portfolios	63,090,023	4,380,646	35,730,797	3,328,455	—	8,239,795

Net realized gain (loss)	72,025,414	5,714,847	52,097,278	4,792,096	(22,972)	11,203,517

Net change in unrealized appreciation (depreciation) of investments	(26,543,223)	3,505,863	(14,636,226)	19,134,160	28,894	1,169,011

Net Realized and Unrealized Gain (Loss) on Investments	45,482,191	9,220,710	37,461,052	23,926,256	5,922	12,372,528

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,213,804	$10,016,966	$41,413,469	$26,987,748	$53,444	$12,185,339

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-52

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,323,594	$2,206,643	$—	$—	$178,045	$2,172,962
Expenses:
Asset-based charges	218,728	223,250	121,841	237,697	—	551,945

Net Investment Income (Loss)	1,104,866	1,983,393	(121,841)	(237,697)	178,045	1,621,017

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,217,575	5,287,464	2,643,842	9,599,265	137,762	3,230,767
Net realized gain distribution from the Portfolios	11,923,847	9,053,251	9,763,766	14,120,994	83,717	15,456,868

Net realized gain (loss)	13,141,422	14,340,715	12,407,608	23,720,259	221,479	18,687,635

Net change in unrealized appreciation (depreciation) of investments	10,758,151	29,590,942	(8,455,430)	(526,794)	448,813	(4,493,161)

Net Realized and Unrealized Gain (Loss) on Investments	23,899,573	43,931,657	3,952,178	23,193,465	670,292	14,194,474

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,004,439	$45,915,050	$3,830,337	$22,955,768	$848,337	$15,815,491

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-53

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,313,222	$16,468,566	$3,169,365	$10,215,829	$19,672,557	$118,470
Expenses:
Asset-based charges	741,553	3,143,860	—	657,693	967,518	44,965

Net Investment Income (Loss)	1,571,669	13,324,706	3,169,365	9,558,136	18,705,039	73,505

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,794,294	(8,129,805)	1,321,617	(5,153,985)	(102,467)	(649,767)
Net realized gain distribution from the Portfolios	13,743,610	39,616,886	12,156,380	41,385,742	2,756	—

Net realized gain (loss)	17,537,904	31,487,081	13,477,997	36,231,757	(99,711)	(649,767)

Net change in unrealized appreciation (depreciation) of investments	(10,484,506)	19,852,625	(1,051,326)	11,183,900	(229,676)	3,432,557

Net Realized and Unrealized Gain (Loss) on Investments	7,053,398	51,339,706	12,426,671	47,415,657	(329,387)	2,782,790

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,625,067	$64,664,412	$15,596,036	$56,973,793	$18,375,652	$2,856,295

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-54

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,610	$1,195,341	$3,470,377	$2,256,358	$1,396,237	$1,520,177
Expenses:
Asset-based charges	—	47,626	116,847	116,423	150,801	265,072

Net Investment Income (Loss)	15,610	1,147,715	3,353,530	2,139,935	1,245,436	1,255,105

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,306	(949,969)	(1,718,020)	212,611	(755,577)	(718,575)
Net realized gain distribution from the Portfolios	—	—	—	—	—	6,166,541

Net realized gain (loss)	3,306	(949,969)	(1,718,020)	212,611	(755,577)	5,447,966

Net change in unrealized appreciation (depreciation) of investments	38,246	2,524,040	4,792,757	(102,164)	1,862,995	13,956,170

Net Realized and Unrealized Gain (Loss) on Investments	41,552	1,574,071	3,074,737	110,447	1,107,418	19,404,136

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,162	$2,721,786	$6,428,267	$2,250,382	$2,352,854	$20,659,241

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-55

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$3,389,558	$583,849	$617,860	$31,474	$14,092
Expenses:
Asset-based charges	—	644,902	31,633	7,364	—	—

Net Investment Income (Loss)	—	2,744,656	552,216	610,496	31,474	14,092

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(281,945)	3,484,210	1,069,342	310,656	43,322	1,957
Net realized gain distribution from the Portfolios	330,762	5,736,135	—	735,039	61,397	13,763

Net realized gain (loss)	48,817	9,220,345	1,069,342	1,045,695	104,719	15,720

Net change in unrealized appreciation (depreciation) of investments	3,230,153	11,394,413	938,767	275,423	72,605	32,938

Net Realized and Unrealized Gain (Loss) on Investments	3,278,970	20,614,758	2,008,109	1,321,118	177,324	48,658

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,278,970	$23,359,414	$2,560,325	$1,931,614	$208,798	$62,750

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-56

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FIDELITY® VIP ASSET MANAGER 70%	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$104,451	$154,883	$253,983	$348,737	$880,762	$138,012
Expenses:
Asset-based charges	—	—	—	—	—	63,560

Net Investment Income (Loss)	104,451	154,883	253,983	348,737	880,762	74,452

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	203,284	327,340	—	(20,559)	(424,366)	(42,602)
Net realized gain distribution from the Portfolios	165,997	549,461	—	—	—	6,499,705

Net realized gain (loss)	369,281	876,801	—	(20,559)	(424,366)	6,457,103

Net change in unrealized appreciation (depreciation) of investments	474,607	590,843	—	146,799	1,097,527	(560,719)

Net Realized and Unrealized Gain (Loss) on Investments	843,888	1,467,644	—	126,240	673,161	5,896,384

Net Increase (Decrease) in Net Assets Resulting from Operations	$948,339	$1,622,527	$253,983	$474,977	$1,553,923	$5,970,836

The accompanying notes are an integral part of these financial statements.

FSA-57

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	JANUS HENDERSON BALANCED PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$181,959	$9,809	$320,036	$195,719	$163,188	$394,572
Expenses:
Asset-based charges	—	—	37,582	—	—	—

Net Investment Income (Loss)	181,959	9,809	282,454	195,719	163,188	394,572

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	196,966	200	(233,025)	(38,746)	175,963	27,356
Net realized gain distribution from the Portfolios	1,051,266	49,607	2,495,991	1,100,284	267,624	—

Net realized gain (loss)	1,248,232	49,807	2,262,966	1,061,538	443,587	27,356

Net change in unrealized appreciation (depreciation) of investments	12,961	33,557	(270,327)	729,751	718,424	32,018

Net Realized and Unrealized Gain (Loss) on Investments	1,261,193	83,364	1,992,639	1,791,289	1,162,011	59,374

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,443,152	$93,173	$2,275,093	$1,987,008	$1,325,199	$453,946

The accompanying notes are an integral part of these financial statements.

FSA-58

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NOMURA VIP HIGH INCOME SERIES	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,032	$1,779,034	$2,030,062	$—	$4,377,636	$508,476
Expenses:
Asset-based charges	35,784	4,052,470	119,619	1,074,258	69,593	16,944

Net Investment Income (Loss)	(33,752)	(2,273,436)	1,910,443	(1,074,258)	4,308,043	491,532

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(19,118)	22,429,019	(1,173,698)	10,719,448	(1,025,693)	(369,784)
Net realized gain distribution from the Portfolios	1,760,526	132,457,668	—	40,628,569	27,430	—

Net realized gain (loss)	1,741,408	154,886,687	(1,173,698)	51,348,017	(998,263)	(369,784)

Net change in unrealized appreciation (depreciation) of investments	(594,709)	(37,753,597)	3,102,635	26,001,818	1,308,895	3,022,383

Net Realized and Unrealized Gain (Loss) on Investments	1,146,699	117,133,090	1,928,937	77,349,835	310,632	2,652,599

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,112,947	$114,859,654	$3,839,380	$76,275,577	$4,618,675	$3,144,131

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-59

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$407,288	$—	$4,623	$256,514	$273,428
Expenses:
Asset-based charges	—	59,458	—	—	17,114	17,248

Net Investment Income (Loss)	—	347,830	—	4,623	239,400	256,180

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	314,904	382,989	(16,028)	(177)	(60,358)	203,619
Net realized gain distribution from the Portfolios	788,889	2,873,904	300,440	6,391	659,059	359,593

Net realized gain (loss)	1,103,793	3,256,893	284,412	6,214	598,701	563,212

Net change in unrealized appreciation (depreciation) of investments	154,512	101,922	(210,021)	(120)	227,270	929,904

Net Realized and Unrealized Gain (Loss) on Investments	1,258,305	3,358,815	74,391	6,094	825,971	1,493,116

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,258,305	$3,706,645	$74,391	$10,717	$1,065,371	$1,749,296

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-60

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$191,811	$131,188	$129,470	$—	$406,823	$206,056
Expenses:
Asset-based charges	7,291	4,795	31,757	48,654	26,152	117,514

Net Investment Income (Loss)	184,520	126,393	97,713	(48,654)	380,671	88,542

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	330,265	184,510	392,677	(996,990)	360,184	661,907
Net realized gain distribution from the Portfolios	294,001	211,666	404,062	—	—	397,034

Net realized gain (loss)	624,266	396,176	796,739	(996,990)	360,184	1,058,941

Net change in unrealized appreciation (depreciation) of investments	791,133	770,498	8,566,156	6,850,437	4,526,240	2,015,277

Net Realized and Unrealized Gain (Loss) on Investments	1,415,399	1,166,674	9,362,895	5,853,447	4,886,424	3,074,218

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,599,919	$1,293,067	$9,460,608	$5,804,793	$5,267,095	$3,162,760

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-61

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$150,965	$118,307	$727,923	$506,743	$538,504	$471,382
Net realized gain (loss)	168,113	(251,981)	(11,810)	(167,822)	2,459,768	2,250,420
Net change in unrealized appreciation (depreciation) of investments	903,852	692,168	229,819	(77,029)	178,190	(429,749)

Net increase (decrease) in net assets resulting from operations	1,222,930	558,494	945,932	261,892	3,176,462	2,292,053

From Contractowners Transactions:
Payments received from contractowners	2,297,110	1,466,786	1,941,327	1,504,239	1,023,840	1,008,541
Transfers between Variable Investment Options including guaranteed interest account, net	768,956	8,320	3,702,056	1,325,843	(256,867)	(1,026,782)
Redemptions for contract benefits and terminations	(137,169)	(137,295)	(193,668)	(142,669)	(776,130)	(779,515)
Contract maintenance charges	(452,434)	(295,273)	(394,548)	(275,290)	(645,600)	(642,589)

Net increase (decrease) in net assets resulting from contractowners transactions	2,476,463	1,042,538	5,055,167	2,412,123	(654,757)	(1,440,345)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,723	4,128	4,504	5,946	(4,205)	—

Net Increase (Decrease) in Net Assets	3,702,116	1,605,160	6,005,603	2,679,961	2,517,500	851,708
Net Assets — Beginning of Year	7,129,329	5,524,169	10,861,728	8,181,767	25,204,755	24,353,047

Net Assets — End of Year	$10,831,445	$7,129,329	$16,867,331	$10,861,728	$27,722,255	$25,204,755

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-62

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT MULTI- ALTERNATIVE STRATEGIES*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$545,791	$318,735	$1,451,505	$1,198,054	$16,864	$14,566
Net realized gain (loss)	833,744	838,149	24,733,349	27,114,214	40,591	1,459
Net change in unrealized appreciation (depreciation) of investments	1,549,689	349,803	7,501,167	(127,296)	43,148	27,236

Net increase (decrease) in net assets resulting from operations	2,929,224	1,506,687	33,686,021	28,184,972	100,603	43,261

From Contractowners Transactions:
Payments received from contractowners	748,697	780,511	11,149,223	10,840,211	229,490	241,694
Transfers between Variable Investment Options including guaranteed interest account, net	(1,164,241)	2,021,759	5,518,695	(7,117,295)	(17,323)	56,939
Redemptions for contract benefits and terminations	(550,195)	(470,038)	(8,536,209)	(7,222,665)	(30,326)	(32)
Contract maintenance charges	(372,240)	(392,052)	(5,419,001)	(5,367,378)	(35,540)	(30,084)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,337,979)	1,940,180	2,712,708	(8,867,127)	146,301	268,517

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,784	1,115	21,059	20,836	652	807

Net Increase (Decrease) in Net Assets	1,594,029	3,447,982	36,419,788	19,338,681	247,556	312,585
Net Assets — Beginning of Year	19,751,046	16,303,064	270,339,407	251,000,726	663,064	350,479

Net Assets — End of Year	$21,345,075	$19,751,046	$306,759,195	$270,339,407	$910,620	$663,064

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$69,788	$54,036	$83,982	$65,202	$483,533	$547,919
Net realized gain (loss)	103,566	16,398	32,713	13,324	5,692,687	4,061,740
Net change in unrealized appreciation (depreciation) of investments	429,201	(173,809)	124,228	(33,991)	(3,474,973)	3,161,369

Net increase (decrease) in net assets resulting from operations	602,555	(103,375)	240,923	44,535	2,701,247	7,771,028

From Contractowners Transactions:
Payments received from contractowners	723,934	819,500	903,267	826,791	2,440,836	1,980,948
Transfers between Variable Investment Options including guaranteed interest account, net	(185,555)	(300,338)	(39,040)	74,678	(1,058,867)	832,151
Redemptions for contract benefits and terminations	(39,950)	(85,359)	(31,300)	(53,707)	(1,324,566)	(1,547,360)
Contract maintenance charges	(119,093)	(112,188)	(161,185)	(135,852)	(1,494,527)	(1,394,169)

Net increase (decrease) in net assets resulting from contractowners transactions	379,336	321,615	671,742	711,910	(1,437,124)	(128,430)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,020	5,774	3,880	2,648	7,300	—

Net Increase (Decrease) in Net Assets	983,911	224,014	916,545	759,093	1,271,423	7,642,598
Net Assets — Beginning of Year	1,758,864	1,534,850	2,082,216	1,323,123	46,316,452	38,673,854

Net Assets — End of Year	$2,742,775	$1,758,864	$2,998,761	$2,082,216	$47,587,875	$46,316,452

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS DISCOVERY VALUE PORTFOLIO**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$145,118	$158,692	$15,924	$19,553	$1,204	$1,054
Net realized gain (loss)	2,141,000	1,522,569	850,322	866,980	23,738	12,196
Net change in unrealized appreciation (depreciation) of investments	480,694	927,308	343,282	602,084	(20,492)	(2,838)

Net increase (decrease) in net assets resulting from operations	2,766,812	2,608,569	1,209,528	1,488,617	4,450	10,412

From Contractowners Transactions:
Payments received from contractowners	1,355,321	1,212,892	448,251	504,139	55,596	83,062
Transfers between Variable Investment Options including guaranteed interest account, net	255,958	1,697,195	(445,847)	(1,060,863)	(23,402)	(103,019)
Redemptions for contract benefits and terminations	(413,525)	(734,848)	(388,263)	(487,952)	(8)	—
Contract maintenance charges	(496,826)	(476,161)	(206,480)	(214,761)	(15,440)	(13,919)

Net increase (decrease) in net assets resulting from contractowners transactions	700,928	1,699,078	(592,339)	(1,259,437)	16,746	(33,876)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	10,508	8,004	347,728	(399,180)	507	457

Net Increase (Decrease) in Net Assets	3,478,248	4,315,651	964,917	(170,000)	21,703	(23,007)
Net Assets — Beginning of Year	19,782,176	15,466,525	7,394,854	7,564,854	194,147	217,154

Net Assets — End of Year	$23,260,424	$19,782,176	$8,359,771	$7,394,854	$215,850	$194,147

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$195,785	$165,921	$19,525	$131,262	$501,040	$584,495
Net realized gain (loss)	969,403	317,608	(573,217)	(730,371)	3,164,832	626,962
Net change in unrealized appreciation (depreciation) of investments	325,286	620,667	3,544,328	912,350	10,546,002	1,971,117

Net increase (decrease) in net assets resulting from operations	1,490,474	1,104,196	2,990,636	313,241	14,211,874	3,182,574

From Contractowners Transactions:
Payments received from contractowners	2,743,423	2,233,546	2,404,412	1,981,162	6,333,361	5,577,233
Transfers between Variable Investment Options including guaranteed interest account, net	(916,988)	431,283	(452,215)	(65,519)	(5,075,051)	(3,078,157)
Redemptions for contract benefits and terminations	(1,815)	(63,648)	(399,686)	(258,574)	(1,182,927)	(1,584,510)
Contract maintenance charges	(624,344)	(500,739)	(480,649)	(425,131)	(1,441,099)	(1,212,480)

Net increase (decrease) in net assets resulting from contractowners transactions	1,200,276	2,100,442	1,071,862	1,231,938	(1,365,716)	(297,914)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	26,465	11,643	11,920	4,511	22,556	25,307

Net Increase (Decrease) in Net Assets	2,717,215	3,216,281	4,074,418	1,549,690	12,868,714	2,909,967
Net Assets — Beginning of Year	8,981,986	5,765,705	20,024,214	18,474,524	53,668,458	50,758,491

Net Assets — End of Year	$11,699,201	$8,981,986	$24,098,632	$20,024,214	$66,537,172	$53,668,458

The accompanying notes are an integral part of these financial statements.

FSA-66

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	BLACKROCK GLOBAL ALLOCATION V.I. FUND		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$406,167	$104,564	$45,293	$57,865	$196,745	$280,171
Net realized gain (loss)	870,720	415,472	528,883	694,445	4,535,292	5,483,858
Net change in unrealized appreciation (depreciation) of investments	226,818	48,989	(368,236)	10,291	(935,673)	418,419

Net increase (decrease) in net assets resulting from operations	1,503,705	569,025	205,940	762,601	3,796,364	6,182,448

From Contractowners Transactions:
Payments received from contractowners	1,422,870	1,199,402	230,033	250,796	780,552	787,210
Transfers between Variable Investment Options including guaranteed interest account, net	465,834	(140,572)	(516,183)	268,463	(1,191,126)	(228,922)
Redemptions for contract benefits and terminations	(109,216)	(491,745)	(192,139)	(264,986)	(730,074)	(502,987)
Contract maintenance charges	(227,024)	(173,684)	(138,306)	(154,070)	(759,274)	(740,167)

Net increase (decrease) in net assets resulting from contractowners transactions	1,552,464	393,401	(616,595)	100,203	(1,899,922)	(684,866)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	10,072	8,059	(7)	15	—	—

Net Increase (Decrease) in Net Assets	3,066,241	970,485	(410,662)	862,819	1,896,442	5,497,582
Net Assets — Beginning of Year	7,182,176	6,211,691	7,088,426	6,225,607	31,691,081	26,193,499

Net Assets — End of Year	$10,248,417	$7,182,176	$6,677,764	$7,088,426	$33,587,523	$31,691,081

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$63,717	$94,983	$(562,211)	$(240,509)	$2,568,415	$3,778,930
Net realized gain (loss)	239,120	383,556	22,496,382	19,938,467	18,456,713	8,303,326
Net change in unrealized appreciation (depreciation) of investments	415,591	272,886	(598,696)	10,177,274	2,505,224	11,761,630

Net increase (decrease) in net assets resulting from operations	718,428	751,425	21,335,475	29,875,232	23,530,352	23,843,886

From Contractowners Transactions:
Payments received from contractowners	240,912	267,381	8,782,422	9,334,281	12,806,430	10,682,388
Transfers between Variable Investment Options including guaranteed interest account, net	6,280	(118,514)	(8,041,353)	(7,439,235)	(10,632,299)	(9,052,177)
Redemptions for contract benefits and terminations	(342,877)	(184,359)	(6,589,265)	(8,796,094)	(6,131,759)	(7,926,876)
Contract maintenance charges	(183,760)	(202,902)	(6,538,911)	(6,808,101)	(5,477,886)	(5,291,895)

Net increase (decrease) in net assets resulting from contractowners transactions	(279,445)	(238,394)	(12,387,107)	(13,709,149)	(9,435,514)	(11,588,560)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	9	43,841	—	13,042	—

Net Increase (Decrease) in Net Assets	438,983	513,040	8,992,209	16,166,083	14,107,880	12,255,326
Net Assets — Beginning of Year	7,914,520	7,401,480	250,867,590	234,701,507	191,328,936	179,073,610

Net Assets — End of Year	$8,353,503	$7,914,520	$259,859,799	$250,867,590	$205,436,816	$191,328,936

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/BALANCED STRATEGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,008,161	$960,791	$1,368,347	$1,635,226	$1,132,836	$1,255,474
Net realized gain (loss)	2,597,497	1,054,750	7,670,019	5,894,866	3,387,823	2,369,700
Net change in unrealized appreciation (depreciation) of investments	3,663,778	2,378,199	(362,451)	977,503	142,816	469,458

Net increase (decrease) in net assets resulting from operations	7,269,436	4,393,740	8,675,915	8,507,595	4,663,475	4,094,632

From Contractowners Transactions:
Payments received from contractowners	2,649,698	2,831,689	5,026,171	5,265,450	3,095,994	3,441,434
Transfers between Variable Investment Options including guaranteed interest account, net	(1,416,412)	(997,461)	(3,595,126)	(9,107,238)	(977,120)	(1,118,299)
Redemptions for contract benefits and terminations	(1,106,983)	(939,829)	(3,499,474)	(3,607,768)	(1,976,350)	(1,756,885)
Contract maintenance charges	(1,324,243)	(1,515,404)	(2,421,006)	(2,636,205)	(1,792,419)	(1,898,841)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,197,940)	(621,005)	(4,489,435)	(10,085,761)	(1,649,895)	(1,332,591)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(21,197)	(3,035)	20,083	—	(389)	—

Net Increase (Decrease) in Net Assets	6,050,299	3,769,700	4,206,563	(1,578,166)	3,013,191	2,762,041

Net Assets — Beginning of Year	43,528,898	39,759,198	104,189,122	105,767,288	47,766,755	45,004,714

Net Assets — End of Year	$49,579,197	$43,528,898	$108,395,685	$104,189,122	$50,779,946	$47,766,755

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/COMMON STOCK INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,579	$2,157,736	$(330,779)	$(317,108)	$3,253,047	$6,083,904
Net realized gain (loss)	24,097,225	29,103,008	19,422,067	14,463,489	269,634,539	234,828,951
Net change in unrealized appreciation (depreciation) of investments	10,723,058	13,695,165	(9,263,759)	15,697,175	90,221,310	213,325,979

Net increase (decrease) in net assets resulting from operations	34,854,862	44,955,909	9,827,529	29,843,556	363,108,896	454,238,834

From Contractowners Transactions:
Payments received from contractowners	2,725,345	2,992,206	3,163,851	3,616,552	68,845,647	72,397,463
Transfers between Variable Investment Options including guaranteed interest account, net	(5,524,051)	(7,544,764)	(4,023,135)	(8,772,731)	(63,445,589)	(44,330,274)
Redemptions for contract benefits and terminations	(9,728,280)	(4,322,933)	(3,117,997)	(2,982,981)	(77,349,081)	(72,244,581)
Contract maintenance charges	(3,745,654)	(3,902,528)	(2,292,741)	(2,396,498)	(73,653,427)	(73,719,822)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,272,640)	(12,778,019)	(6,270,022)	(10,535,658)	(145,602,450)	(117,897,214)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(78,017)	(460,963)	7,074	—	280,745	—

Net Increase (Decrease) in Net Assets	18,504,205	31,716,927	3,564,581	19,307,898	217,787,191	336,341,620
Net Assets — Beginning of Year	190,511,101	158,794,174	135,248,982	115,941,084	2,404,389,552	2,068,047,932

Net Assets — End of Year	$209,015,306	$190,511,101	$138,813,563	$135,248,982	$2,622,176,743	$2,404,389,552

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$537,709	$521,443	$228,005	$237,471	$88,638	$89,281
Net realized gain (loss)	61,508	29,707	481,790	323,587	65,916	17,619
Net change in unrealized appreciation (depreciation) of investments	671,031	224,642	88,804	71,148	72,738	38,677

Net increase (decrease) in net assets resulting from operations	1,270,248	775,792	798,599	632,206	227,292	145,577

From Contractowners Transactions:
Payments received from contractowners	1,829,165	1,518,168	610,816	649,234	217,687	229,991
Transfers between Variable Investment Options including guaranteed interest account, net	(869,620)	244,354	(135,805)	(251,837)	(63,049)	(18,001)
Redemptions for contract benefits and terminations	(711,298)	(636,448)	(151,823)	(203,849)	(121,117)	(144,125)
Contract maintenance charges	(1,391,128)	(1,586,506)	(458,312)	(493,992)	(206,058)	(212,956)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,142,881)	(460,432)	(135,124)	(300,444)	(172,537)	(145,091)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	4,670	4,501	—	—	—	—

Net Increase (Decrease) in Net Assets	132,037	319,861	663,475	331,762	54,755	486
Net Assets — Beginning of Year	18,281,256	17,961,395	8,655,455	8,323,693	2,982,402	2,981,916

Net Assets — End of Year	$18,413,293	$18,281,256	$9,318,930	$8,655,455	$3,037,157	$2,982,402

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$748,862	$776,164	$3,233,755	$2,280,937	$5,836,691	$5,504,439
Net realized gain (loss)	982,111	442,979	(340,575)	(719,520)	(2,077,068)	(2,835,003)
Net change in unrealized appreciation (depreciation) of investments	840,256	788,690	3,669,136	608,785	5,507,542	(3,793,889)

Net increase (decrease) in net assets resulting from operations	2,571,229	2,007,833	6,562,316	2,170,202	9,267,165	(1,124,453)

From Contractowners Transactions:
Payments received from contractowners	2,322,685	2,393,109	7,255,168	7,322,527	7,091,400	7,595,976
Transfers between Variable Investment Options including guaranteed interest account, net	(793,960)	(353,260)	6,142,389	7,004,719	1,380,035	2,229,587
Redemptions for contract benefits and terminations	(702,230)	(1,818,775)	(2,080,000)	(2,030,411)	(3,855,530)	(4,610,767)
Contract maintenance charges	(1,822,534)	(1,875,986)	(3,597,471)	(3,361,980)	(6,153,696)	(6,275,201)

Net increase (decrease) in net assets resulting from contractowners transactions	(996,039)	(1,654,912)	7,720,086	8,934,855	(1,537,791)	(1,060,405)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	5,382	—	37,036	29,018	4,144	—

Net Increase (Decrease) in Net Assets	1,580,572	352,921	14,319,438	11,134,075	7,733,518	(2,184,858)
Net Assets — Beginning of Year	30,210,892	29,857,971	104,620,330	93,486,255	114,436,913	116,621,771

Net Assets — End of Year	$31,791,464	$30,210,892	$118,939,768	$104,620,330	$122,170,431	$114,436,913

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$108,347	$62,364	$11,833,741	$12,218,145	$(258,908)	$(41,464)
Net realized gain (loss)	101,910	31,484	159,048,841	117,733,348	35,978,574	20,275,332
Net change in unrealized appreciation (depreciation) of investments	992,686	(12,026)	175,541,190	255,786,694	(105,655)	18,972,318

Net increase (decrease) in net assets resulting from operations	1,202,943	81,822	346,423,772	385,738,187	35,614,011	39,206,186

From Contractowners Transactions:
Payments received from contractowners	1,520,776	800,220	140,683,162	116,430,778	2,106,569	2,301,267
Transfers between Variable Investment Options including guaranteed interest account, net	238,166	(152,471)	41,155,535	25,949,718	2,518,976	5,204,941
Redemptions for contract benefits and terminations	(106,364)	(13,301)	(45,172,164)	(43,572,353)	(47,589,939)	(5,676,553)
Contract maintenance charges	(232,682)	(157,413)	(55,016,652)	(51,824,391)	(1,237,869)	(1,341,782)

Net increase (decrease) in net assets resulting from contractowners transactions	1,419,896	477,035	81,649,881	46,983,752	(44,202,263)	487,873

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	3,640	4,147	237,714	378,244	1,183	—

Net Increase (Decrease) in Net Assets	2,626,479	563,004	428,311,367	433,100,183	(8,587,069)	39,694,059
Net Assets — Beginning of Year	2,941,548	2,378,544	2,013,972,550	1,580,872,367	204,239,264	164,545,205

Net Assets — End of Year	$5,568,027	$2,941,548	$2,442,283,917	$2,013,972,550	$195,652,195	$204,239,264

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/FRANKLIN RISING DIVIDENDS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$587,600	$649,994	$783,247	$1,364,887	$199,109	$115,372
Net realized gain (loss)	7,818,936	7,472,538	19,596,160	19,664,342	2,103,881	1,681,907
Net change in unrealized appreciation (depreciation) of investments	2,748,737	1,191,648	6,152,252	(4,224,000)	(400,545)	880,884

Net increase (decrease) in net assets resulting from operations	11,155,273	9,314,180	26,531,659	16,805,229	1,902,445	2,678,163

From Contractowners Transactions:
Payments received from contractowners	5,079,834	5,384,726	3,907,809	4,023,488	1,690,214	1,632,976
Transfers between Variable Investment Options including guaranteed interest account, net	(1,308,012)	(2,684,101)	(5,692,007)	(4,304,056)	183,660	338,343
Redemptions for contract benefits and terminations	(2,408,379)	(2,405,370)	(4,162,060)	(4,628,833)	(854,143)	(321,285)
Contract maintenance charges	(2,340,222)	(2,318,762)	(4,274,562)	(4,269,712)	(610,979)	(623,905)

Net increase (decrease) in net assets resulting from contractowners transactions	(976,779)	(2,023,507)	(10,220,820)	(9,179,113)	408,752	1,026,129

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	21,420	11,975	—	—	12,846	—

Net Increase (Decrease) in Net Assets	10,199,914	7,302,648	16,310,839	7,626,116	2,324,043	3,704,292
Net Assets — Beginning of Year	97,160,328	89,857,680	146,838,808	139,212,692	21,113,732	17,409,440

Net Assets — End of Year	$107,360,242	$97,160,328	$163,149,647	$146,838,808	$23,437,775	$21,113,732

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE CORPORATE BOND*(a)		EQ/INTERMEDIATE GOVERNMENT BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,882,134	$2,291,076	$55,557	$3,671	$1,430,541	$1,084,696
Net realized gain (loss)	9,886,857	6,100,403	22,932	837	(451,008)	(545,988)
Net change in unrealized appreciation (depreciation) of investments	(707,352)	2,490,048	(25,562)	(5,609)	1,720,509	451,637

Net increase (decrease) in net assets resulting from operations	11,061,639	10,881,527	52,927	(1,101)	2,700,042	990,345

From Contractowners Transactions:
Payments received from contractowners	5,375,968	5,930,772	316,555	60,655	4,024,437	4,082,312
Transfers between Variable Investment Options including guaranteed interest account, net	(2,025,738)	(2,507,056)	721,918	14,717	4,702,404	1,106,740
Redemptions for contract benefits and terminations	(4,316,238)	(2,884,397)	—	—	(4,525,065)	(2,174,452)
Contract maintenance charges	(2,112,895)	(2,302,046)	(32,567)	(2,702)	(3,115,043)	(3,128,646)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,078,903)	(1,762,727)	1,005,906	72,670	1,086,733	(114,046)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	1,713	54	3,214	—

Net Increase (Decrease) in Net Assets	7,982,736	9,118,800	1,060,546	71,623	3,789,989	876,299
Net Assets — Beginning of Year or Period	97,474,130	88,355,330	71,623	—	49,900,497	49,024,198

Net Assets — End of Year or Period	$105,456,866	$97,474,130	$1,132,169	$71,623	$53,690,486	$49,900,497

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-75

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$762,477	$1,199,709	$13,732,700	$9,445,053	$190,935	$200,135
Net realized gain (loss)	6,290,060	3,639,795	16,264,333	9,385,985	444,937	160,614
Net change in unrealized appreciation (depreciation) of investments	8,066,982	(3,042,911)	77,485,451	(2,969,504)	1,331,794	(164,362)

Net increase (decrease) in net assets resulting from operations	15,119,519	1,796,593	107,482,484	15,861,534	1,967,666	196,387

From Contractowners Transactions:
Payments received from contractowners	2,022,333	2,013,102	28,862,015	25,031,600	145,039	154,821
Transfers between Variable Investment Options including guaranteed interest account, net	(1,484,857)	312,139	(11,006,997)	(2,795,329)	94,983	92,656
Redemptions for contract benefits and terminations	(1,552,433)	(1,422,550)	(12,483,640)	(10,884,253)	(118,367)	(65,992)
Contract maintenance charges	(1,763,642)	(1,771,261)	(16,631,116)	(17,374,818)	(192,323)	(189,347)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,778,599)	(868,570)	(11,259,738)	(6,022,800)	(70,668)	(7,862)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(15,442)	—	129,987	101,354	4	—

Net Increase (Decrease) in Net Assets	12,325,478	928,023	96,352,733	9,940,088	1,897,002	188,525
Net Assets — Beginning of Year	59,413,488	58,485,465	357,887,377	347,947,289	7,634,289	7,445,764

Net Assets — End of Year	$71,738,966	$59,413,488	$454,240,110	$357,887,377	$9,531,291	$7,634,289

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-76

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,653,998	$1,650,291	$552,261	$572,878	$—	$—
Net realized gain (loss)	5,975,198	4,969,918	5,333,199	4,938,665	654,173	216,619
Net change in unrealized appreciation (depreciation) of investments	11,709,886	(5,658,894)	1,608,399	273,850	(140,851)	117,667

Net increase (decrease) in net assets resulting from operations	19,339,082	961,315	7,493,859	5,785,393	513,322	334,286

From Contractowners Transactions:
Payments received from contractowners	3,071,148	3,023,495	2,215,975	1,985,091	916,588	754,453
Transfers between Variable Investment Options including guaranteed interest account, net	(2,838,142)	(1,296,364)	(180,183)	(419,237)	36,051	33,434
Redemptions for contract benefits and terminations	(2,716,830)	(1,868,541)	(978,637)	(1,475,807)	(122,424)	(25,944)
Contract maintenance charges	(2,689,981)	(2,818,985)	(924,264)	(878,367)	(145,238)	(118,558)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,173,805)	(2,960,395)	132,891	(788,320)	684,977	643,385

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(23,147)	—	992	—	7,827	9,087

Net Increase (Decrease) in Net Assets	14,142,130	(1,999,080)	7,627,742	4,997,073	1,206,126	986,758
Net Assets — Beginning of Year	76,037,953	78,037,033	44,683,440	39,686,367	2,917,712	1,930,954

Net Assets — End of Year	$90,180,083	$76,037,953	$52,311,182	$44,683,440	$4,123,838	$2,917,712

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-77

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INVESCO GLOBAL REAL ASSETS*		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH STOCK*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,366,529	$1,085,446	$(215,215)	$(204,907)	$(534,574)	$(479,866)
Net realized gain (loss)	2,434,752	188,289	11,362,789	10,036,289	53,706,979	22,068,295
Net change in unrealized appreciation (depreciation) of investments	3,999,908	(1,064,999)	(2,973,402)	3,368,823	(15,238,460)	45,730,853

Net increase (decrease) in net assets resulting from operations	7,801,189	208,736	8,174,172	13,200,205	37,933,945	67,319,282

From Contractowners Transactions:
Payments received from contractowners	2,494,095	3,624,346	3,853,052	4,405,653	14,368,155	13,003,102
Transfers between Variable Investment Options including guaranteed interest account, net	1,008,439	(2,869,691)	(1,639,570)	(2,645,562)	(8,155,144)	(2,588,854)
Redemptions for contract benefits and terminations	(1,384,017)	(1,498,530)	(3,381,663)	(2,974,695)	(7,298,844)	(6,445,823)
Contract maintenance charges	(1,039,650)	(1,070,216)	(2,572,850)	(2,556,050)	(5,539,256)	(5,420,702)

Net increase (decrease) in net assets resulting from contractowners transactions	1,078,867	(1,814,091)	(3,741,031)	(3,770,654)	(6,625,089)	(1,452,277)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	4,105	3,690	208,483	(190,599)	62,013	—

Net Increase (Decrease) in Net Assets	8,884,161	(1,601,665)	4,641,624	9,238,952	31,370,869	65,867,005
Net Assets — Beginning of Year	48,927,478	50,529,143	106,179,803	96,940,851	267,355,865	201,488,860

Net Assets — End of Year	$57,811,639	$48,927,478	$110,821,427	$106,179,803	$298,726,734	$267,355,865

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-78

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,367,093	$1,254,467	$365,403	$441,286	$(1,389,689)	$(1,099,622)
Net realized gain (loss)	13,588,023	18,364,467	7,904,577	9,712,312	58,826,618	45,237,886
Net change in unrealized appreciation (depreciation) of investments	6,770,533	(1,386,240)	(2,614,984)	237,246	11,024,486	52,236,036

Net increase (decrease) in net assets resulting from operations	21,725,649	18,232,694	5,654,996	10,390,844	68,461,415	96,374,300

From Contractowners Transactions:
Payments received from contractowners	10,633,555	8,699,988	1,266,947	1,199,929	20,044,116	16,492,415
Transfers between Variable Investment Options including guaranteed interest account, net	2,678,339	1,538,355	(603,797)	(1,139,558)	(3,204,497)	9,833,834
Redemptions for contract benefits and terminations	(3,223,082)	(3,494,426)	(467,761)	(1,200,417)	(13,046,009)	(12,472,985)
Contract maintenance charges	(3,653,298)	(3,266,004)	(1,071,294)	(1,045,972)	(8,097,173)	(7,239,179)

Net increase (decrease) in net assets resulting from contractowners transactions	6,435,514	3,477,913	(875,905)	(2,186,018)	(4,303,563)	6,614,085

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	38,614	—	1,856	—	171,130	—

Net Increase (Decrease) in Net Assets	28,199,777	21,710,607	4,780,947	8,204,826	64,328,982	102,988,385
Net Assets — Beginning of Year	138,860,718	117,150,111	53,397,890	45,193,064	403,687,005	300,698,620

Net Assets — End of Year	$167,060,495	$138,860,718	$58,178,837	$53,397,890	$468,015,987	$403,687,005

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-79

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,268,387)	$(227,305)	$796,256	$828,363	$3,952,417	$4,744,621
Net realized gain (loss)	72,025,414	61,022,138	5,714,847	5,049,064	52,097,278	57,588,090
Net change in unrealized appreciation (depreciation) of investments	(26,543,223)	42,739,981	3,505,863	1,574,555	(14,636,226)	(8,595,906)

Net increase (decrease) in net assets resulting from operations	44,213,804	103,534,814	10,016,966	7,451,982	41,413,469	53,736,805

From Contractowners Transactions:
Payments received from contractowners	7,674,666	7,838,262	6,383,724	5,735,292	12,306,381	12,953,794
Transfers between Variable Investment Options including guaranteed interest account, net	(12,363,795)	(15,508,862)	205,629	2,088,557	(10,723,436)	(10,626,250)
Redemptions for contract benefits and terminations	(13,900,921)	(11,954,681)	(1,041,453)	(1,912,826)	(13,614,950)	(15,560,355)
Contract maintenance charges	(9,327,515)	(9,386,715)	(1,785,754)	(1,606,014)	(15,232,544)	(15,702,958)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,917,565)	(29,011,996)	3,762,146	4,305,009	(27,264,549)	(28,935,769)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	(584,882)	—	52,865	29,401	(317,776)	—

Net Increase (Decrease) in Net Assets	15,711,357	74,522,818	13,831,977	11,786,392	13,831,144	24,801,036
Net Assets — Beginning of Year	436,262,394	361,739,576	65,817,282	54,030,890	427,305,654	402,504,618

Net Assets — End of Year	$451,973,751	$436,262,394	$79,649,259	$65,817,282	$441,136,798	$427,305,654

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-80

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LONG-TERM BOND*(a)		EQ/LOOMIS SAYLES GROWTH*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,061,492	$2,564,469	$47,522	$33,119	$(187,189)	$(157,427)
Net realized gain (loss)	4,792,096	4,054,931	(22,972)	(3,526)	11,203,517	19,275,422
Net change in unrealized appreciation (depreciation) of investments	19,134,160	(2,093,286)	28,894	(95,350)	1,169,011	5,167,866

Net increase (decrease) in net assets resulting from operations	26,987,748	4,526,114	53,444	(65,757)	12,185,339	24,285,861

From Contractowners Transactions:
Payments received from contractowners	2,612,907	2,898,497	3,103,746	11,365	4,914,091	4,276,720
Transfers between Variable Investment Options including guaranteed interest account, net	87,044	(2,550,676)	(31,054)	973,115	2,893,432	(3,763,572)
Redemptions for contract benefits and terminations	(2,305,565)	(2,207,295)	—	—	(2,679,701)	(2,432,588)
Contract maintenance charges	(1,213,899)	(1,244,060)	(201,857)	(79,777)	(2,059,702)	(1,952,519)

Net increase (decrease) in net assets resulting from contractowners transactions	(819,513)	(3,103,534)	2,870,835	904,703	3,068,120	(3,871,959)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	2,572	799	23,692	18,224

Net Increase (Decrease) in Net Assets	26,168,235	1,422,580	2,926,851	839,745	15,277,151	20,432,126
Net Assets — Beginning of Year or Period	65,243,558	63,820,978	839,745	—	94,169,372	73,737,246

Net Assets — End of Year or Period	$91,411,793	$65,243,558	$3,766,596	$839,745	$109,446,523	$94,169,372

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-81

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,104,866	$705,885	$1,983,393	$1,896,068	$(121,841)	$(113,829)
Net realized gain (loss)	13,141,422	7,418,489	14,340,715	13,682,358	12,407,608	9,157,270
Net change in unrealized appreciation (depreciation) of investments	10,758,151	1,425,706	29,590,942	(5,839,235)	(8,455,430)	(62,152)

Net increase (decrease) in net assets resulting from operations	25,004,439	9,550,080	45,915,050	9,739,191	3,830,337	8,981,289

From Contractowners Transactions:
Payments received from contractowners	7,514,463	6,214,521	7,807,966	8,075,857	4,264,031	4,195,676
Transfers between Variable Investment Options including guaranteed interest account, net	(1,258,584)	(2,153,185)	(1,634,706)	(10,941,356)	(146,621)	142,984
Redemptions for contract benefits and terminations	(2,966,797)	(2,803,708)	(5,227,633)	(4,305,962)	(1,603,059)	(2,184,734)
Contract maintenance charges	(2,776,074)	(2,559,979)	(2,859,896)	(2,780,219)	(1,491,206)	(1,421,758)

Net increase (decrease) in net assets resulting from contractowners transactions	513,008	(1,302,351)	(1,914,269)	(9,951,680)	1,023,145	732,168

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	194,280	26,459	22,742	21,725	(21,202)	58,538

Net Increase (Decrease) in Net Assets	25,711,727	8,274,188	44,023,523	(190,764)	4,832,280	9,771,995
Net Assets — Beginning of Year	120,492,317	112,218,129	141,327,070	141,517,834	72,611,738	62,839,743

Net Assets — End of Year	$146,204,044	$120,492,317	$185,350,593	$141,327,070	$77,444,018	$72,611,738

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-82

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(237,697)	$(187,827)	$178,045	$81,241	$1,621,017	$1,547,256
Net realized gain (loss)	23,720,259	19,669,620	221,479	93,717	18,687,635	21,104,865
Net change in unrealized appreciation (depreciation) of investments	(526,794)	12,177,026	448,813	351,993	(4,493,161)	5,512,326

Net increase (decrease) in net assets resulting from operations	22,955,768	31,658,819	848,337	526,951	15,815,491	28,164,447

From Contractowners Transactions:
Payments received from contractowners	9,812,827	7,444,696	866,567	715,271	21,625,959	16,907,550
Transfers between Variable Investment Options including guaranteed interest account, net	(24,075)	13,808,904	479,845	127,372	(2,505,103)	(7,815,809)
Redemptions for contract benefits and terminations	(3,991,612)	(3,037,952)	(141,492)	(81,434)	(5,216,399)	(6,421,377)
Contract maintenance charges	(2,812,078)	(2,342,224)	(114,211)	(92,347)	(7,521,956)	(8,581,414)

Net increase (decrease) in net assets resulting from contractowners transactions	2,985,062	15,873,424	1,090,709	668,862	6,382,501	(5,911,050)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	10,038	35,295	2,187	5,347	417,784	55,015

Net Increase (Decrease) in Net Assets	25,950,868	47,567,538	1,941,233	1,201,160	22,615,776	22,308,412
Net Assets — Beginning of Year	129,485,153	81,917,615	5,468,045	4,266,885	242,324,417	220,016,005

Net Assets — End of Year	$155,436,021	$129,485,153	$7,409,278	$5,468,045	$264,940,193	$242,324,417

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-83

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,571,669	$1,992,035	$13,324,706	$15,332,054	$3,169,365	$3,835,311
Net realized gain (loss)	17,537,904	28,401,261	31,487,081	20,305,548	13,477,997	10,068,025
Net change in unrealized appreciation (depreciation) of investments	(10,484,506)	(9,258,883)	19,852,625	15,813,807	(1,051,326)	1,236,256

Net increase (decrease) in net assets resulting from operations	8,625,067	21,134,413	64,664,412	51,451,409	15,596,036	15,139,592

From Contractowners Transactions:
Payments received from contractowners	6,069,773	6,347,693	39,750,747	41,578,987	9,025,702	9,961,611
Transfers between Variable Investment Options including guaranteed interest account, net	(3,300,455)	(6,118,052)	(20,968,924)	(20,434,909)	(4,356,580)	(4,441,793)
Redemptions for contract benefits and terminations	(6,591,696)	(7,325,470)	(26,556,246)	(36,265,495)	(11,290,881)	(5,776,139)
Contract maintenance charges	(6,556,173)	(6,889,322)	(45,352,530)	(47,162,691)	(4,561,323)	(4,891,099)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,378,551)	(13,985,151)	(53,126,953)	(62,284,108)	(11,183,082)	(5,147,420)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	472	—	89,007	124,463	—	—

Net Increase (Decrease) in Net Assets	(1,753,012)	7,149,262	11,626,466	(10,708,236)	4,412,954	9,992,172
Net Assets — Beginning of Year	200,632,841	193,483,579	700,134,120	710,842,356	153,501,653	143,509,481

Net Assets — End of Year	$198,879,829	$200,632,841	$711,760,586	$700,134,120	$157,914,607	$153,501,653

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-84

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,558,136	$11,644,510	$18,705,039	$21,090,007	$73,505	$(42,144)
Net realized gain (loss)	36,231,757	23,345,181	(99,711)	130,611	(649,767)	(4,384,900)
Net change in unrealized appreciation (depreciation) of investments	11,183,900	14,881,968	(229,676)	(40,785)	3,432,557	11,037,500

Net increase (decrease) in net assets resulting from operations	56,973,793	49,871,659	18,375,652	21,179,833	2,856,295	6,610,456

From Contractowners Transactions:
Payments received from contractowners	28,762,026	28,308,252	159,706,429	146,040,557	3,296,689	3,164,953
Transfers between Variable Investment Options including guaranteed interest account, net	(11,673,920)	(7,143,541)	65,018,182	(13,776,918)	(1,181,762)	(3,885,375)
Redemptions for contract benefits and terminations	(21,232,127)	(17,207,189)	(162,275,270)	(129,321,475)	(1,088,225)	(914,760)
Contract maintenance charges	(18,640,526)	(18,370,008)	(25,987,452)	(22,993,703)	(1,126,294)	(1,060,274)

Net increase (decrease) in net assets resulting from contractowners transactions	(22,784,547)	(14,412,486)	36,461,889	(20,051,539)	(99,592)	(2,695,456)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	54,816	57,026	2,507,217	894,178	33,301	23,510

Net Increase (Decrease) in Net Assets	34,244,062	35,516,199	57,344,758	2,022,472	2,790,004	3,938,510
Net Assets — Beginning of Year	513,083,794	477,567,595	474,880,650	472,858,178	40,366,704	36,428,194

Net Assets — End of Year	$547,327,856	$513,083,794	$532,225,408	$474,880,650	$43,156,708	$40,366,704

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-85

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,610	$4,621	$1,147,715	$1,246,489	$3,353,530	$3,156,559
Net realized gain (loss)	3,306	(29,204)	(949,969)	346,797	(1,718,020)	(1,936,435)
Net change in unrealized appreciation (depreciation) of investments	38,246	23,537	2,524,040	(980,138)	4,792,757	133,958

Net increase (decrease) in net assets resulting from operations	57,162	(1,046)	2,721,786	613,148	6,428,267	1,354,082

From Contractowners Transactions:
Payments received from contractowners	299,413	317,602	2,722,807	2,614,608	5,272,397	5,466,382
Transfers between Variable Investment Options including guaranteed interest account, net	(67,612)	(33,430)	923,184	(30,546)	2,646,423	679,330
Redemptions for contract benefits and terminations	(105,412)	(4,821)	(1,293,743)	(951,047)	(3,019,533)	(2,033,013)
Contract maintenance charges	(68,160)	(59,948)	(1,251,921)	(1,180,543)	(3,031,058)	(2,993,125)

Net increase (decrease) in net assets resulting from contractowners transactions	58,229	219,403	1,100,327	452,472	1,868,229	1,119,574

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,528	1,240	5,703	—	23,240	9,014

Net Increase (Decrease) in Net Assets	116,919	219,597	3,827,816	1,065,620	8,319,736	2,482,670
Net Assets — Beginning of Year	924,207	704,610	34,788,236	33,722,616	75,989,570	73,506,900

Net Assets — End of Year	$1,041,126	$924,207	$38,616,052	$34,788,236	$84,309,306	$75,989,570

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-86

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,139,935	$2,207,546	$1,245,436	$1,023,163	$1,255,105	$1,854,742
Net realized gain (loss)	212,611	124,376	(755,577)	(506,618)	5,447,966	10,161,771
Net change in unrealized appreciation (depreciation) of investments	(102,164)	67,266	1,862,995	(30,671)	13,956,170	4,421,158

Net increase (decrease) in net assets resulting from operations	2,250,382	2,399,188	2,352,854	485,874	20,659,241	16,437,671

From Contractowners Transactions:
Payments received from contractowners	3,200,969	2,949,838	2,544,205	2,456,266	10,843,471	12,594,698
Transfers between Variable Investment Options including guaranteed interest account, net	3,832,137	7,597,086	1,412,741	2,324,809	(6,752,735)	(3,052,800)
Redemptions for contract benefits and terminations	(2,967,731)	(1,099,508)	(1,441,700)	(1,688,548)	(3,025,623)	(6,079,128)
Contract maintenance charges	(1,812,498)	(1,718,161)	(2,208,894)	(2,283,540)	(3,669,598)	(3,549,073)

Net increase (decrease) in net assets resulting from contractowners transactions	2,252,877	7,729,255	306,352	808,987	(2,604,485)	(86,303)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	7,175	5,184	—	—	53,573	26,772

Net Increase (Decrease) in Net Assets	4,510,434	10,133,627	2,659,206	1,294,861	18,108,329	16,378,140
Net Assets — Beginning of Year	50,912,855	40,779,228	38,029,750	36,734,889	170,463,317	154,085,177

Net Assets — End of Year	$55,423,289	$50,912,855	$40,688,956	$38,029,750	$188,571,646	$170,463,317

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-87

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$2,744,656	$1,551,251	$552,216	$559,031
Net realized gain (loss)	48,817	1,765,344	9,220,345	14,329,711	1,069,342	1,599,601
Net change in unrealized appreciation (depreciation) of investments	3,230,153	(1,523,642)	11,394,413	(139,394)	938,767	(335,953)

Net increase (decrease) in net assets resulting from operations	3,278,970	241,702	23,359,414	15,741,568	2,560,325	1,822,679

From Contractowners Transactions:
Payments received from contractowners	2,508,102	2,589,824	6,777,085	7,333,466	892,749	1,146,335
Transfers between Variable Investment Options including guaranteed interest account, net	(307,188)	(4,251,639)	(3,148,395)	(12,327,050)	222,055	(5,995,767)
Redemptions for contract benefits and terminations	(354,025)	(288,497)	(7,391,679)	(6,466,604)	(462,949)	(706,136)
Contract maintenance charges	(511,702)	(485,376)	(6,065,611)	(6,365,286)	(436,547)	(492,478)

Net increase (decrease) in net assets resulting from contractowners transactions	1,335,187	(2,435,688)	(9,828,600)	(17,825,474)	215,308	(6,048,046)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	17,440	14,352	4,827	—	—	—

Net Increase (Decrease) in Net Assets	4,631,597	(2,179,634)	13,535,641	(2,083,906)	2,775,633	(4,225,367)
Net Assets — Beginning of Year	16,025,993	18,205,627	224,024,174	226,108,080	20,347,310	24,572,677

Net Assets — End of Year	$20,657,590	$16,025,993	$237,559,815	$224,024,174	$23,122,943	$20,347,310

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-88

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*(a)		EQUITABLE MODERATE GROWTH MF/ETF*(a)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$610,496	$507,983	$31,474	$7,933	$14,092	$2,737
Net realized gain (loss)	1,045,695	302,286	104,719	461	15,720	38
Net change in unrealized appreciation (depreciation) of investments	275,423	342,644	72,605	(7,583)	32,938	(2,509)

Net increase (decrease) in net assets resulting from operations	1,931,614	1,152,913	208,798	811	62,750	266

From Contractowners Transactions:
Payments received from contractowners	1,039,346	1,241,643	1,716,625	561,065	330,104	111,019
Transfers between Variable Investment Options including guaranteed interest account, net	(1,288,073)	(803,739)	(99,153)	225,888	174,628	33,194
Redemptions for contract benefits and terminations	(261,328)	(220,532)	(54)	—	—	—
Contract maintenance charges	(632,197)	(713,456)	(103,931)	(14,050)	(48,616)	(4,445)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,142,252)	(496,084)	1,513,487	772,903	456,116	139,768

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	9,160	4,288	2,061	661	977	84

Net Increase (Decrease) in Net Assets	798,522	661,117	1,724,346	774,375	519,843	140,118
Net Assets — Beginning of Year or Period	16,542,036	15,880,919	774,375	—	140,118	—

Net Assets — End of Year or Period	$17,340,558	$16,542,036	$2,498,721	$774,375	$659,961	$140,118

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-89

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP ASSET MANAGER 70%		FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$104,451	$80,486	$154,883	$148,198	$253,983	$267,614
Net realized gain (loss)	369,281	114,711	876,801	809,820	—	(1)
Net change in unrealized appreciation (depreciation) of investments	474,607	200,847	590,843	240,070	—	—

Net increase (decrease) in net assets resulting from operations	948,339	396,044	1,622,527	1,198,088	253,983	267,613

From Contractowners Transactions:
Payments received from contractowners	1,480,979	1,123,636	264,580	195,002	117,881	376,394
Transfers between Variable Investment Options including guaranteed interest account, net	(424,583)	8,582	(1,179,249)	627,659	898,560	8,058,059
Redemptions for contract benefits and terminations	(99,767)	(20,956)	(104,859)	(8,822)	(4,447,962)	(629,634)
Contract maintenance charges	(247,557)	(203,597)	(132,558)	(151,395)	(87,352)	(81,638)

Net increase (decrease) in net assets resulting from contractowners transactions	709,072	907,665	(1,152,086)	662,444	(3,518,873)	7,723,181

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	3,644	4,127	—	—	5,174	2,114

Net Increase (Decrease) in Net Assets	1,661,055	1,307,836	470,441	1,860,532	(3,259,716)	7,992,908
Net Assets — Beginning of Year	4,612,253	3,304,417	9,246,002	7,385,470	10,268,663	2,275,755

Net Assets — End of Year	$6,273,308	$4,612,253	$9,716,443	$9,246,002	$7,008,947	$10,268,663

The accompanying notes are an integral part of these financial statements.

FSA-90

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP HIGH INCOME PORTFOLIO		FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$348,737	$268,182	$880,762	$676,655	$74,452	$119,226
Net realized gain (loss)	(20,559)	(98,607)	(424,366)	(519,616)	6,457,103	7,952,392
Net change in unrealized appreciation (depreciation) of investments	146,799	185,004	1,097,527	144,281	(560,719)	(513,543)

Net increase (decrease) in net assets resulting from operations	474,977	354,579	1,553,923	301,320	5,970,836	7,558,075

From Contractowners Transactions:
Payments received from contractowners	180,697	227,535	1,570,220	1,148,339	3,727,095	3,220,597
Transfers between Variable Investment Options including guaranteed interest account, net	631,277	205,501	3,245,070	69,823	(590,204)	1,095,514
Redemptions for contract benefits and terminations	(135,229)	(67,711)	(670,551)	(678,675)	(1,530,687)	(1,962,026)
Contract maintenance charges	(49,481)	(47,790)	(354,491)	(332,421)	(1,150,211)	(1,115,675)

Net increase (decrease) in net assets resulting from contractowners transactions	627,264	317,535	3,790,248	207,066	455,993	1,238,410

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,484	2,221	(9,142)	4,352	8,640	—

Net Increase (Decrease) in Net Assets	1,104,725	674,335	5,335,029	512,738	6,435,469	8,796,485
Net Assets — Beginning of Year	4,275,113	3,600,778	20,401,517	19,888,779	52,574,064	43,777,579

Net Assets — End of Year	$5,379,838	$4,275,113	$25,736,546	$20,401,517	$59,009,533	$52,574,064

The accompanying notes are an integral part of these financial statements.

FSA-91

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP VALUE PORTFOLIO		FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN SMALL CAP VALUE VIP FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$181,959	$121,583	$9,809	$10,105	$282,454	$225,297
Net realized gain (loss)	1,248,232	1,229,533	49,807	205,251	2,262,966	111,901
Net change in unrealized appreciation (depreciation) of investments	12,961	(532,367)	33,557	(84,159)	(270,327)	2,758,389

Net increase (decrease) in net assets resulting from operations	1,443,152	818,749	93,173	131,197	2,275,093	3,095,587

From Contractowners Transactions:
Payments received from contractowners	4,173,265	3,214,182	47,051	89,184	2,745,226	2,390,148
Transfers between Variable Investment Options including guaranteed interest account, net	(137,585)	1,365,770	(80,894)	(141,512)	(617,849)	(2,624,804)
Redemptions for contract benefits and terminations	(224,609)	(323,074)	(19,341)	(16,532)	(781,034)	(677,664)
Contract maintenance charges	(655,640)	(416,984)	(12,667)	(20,634)	(659,053)	(655,529)

Net increase (decrease) in net assets resulting from contractowners transactions	3,155,431	3,839,894	(65,851)	(89,494)	687,290	(1,567,849)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	13,167	—	912	661	314	11,254

Net Increase (Decrease) in Net Assets	4,611,750	4,658,643	28,234	42,364	2,962,697	1,538,992
Net Assets — Beginning of Year	11,034,818	6,376,175	1,254,855	1,212,491	29,067,829	27,528,837

Net Assets — End of Year	$15,646,568	$11,034,818	$1,283,089	$1,254,855	$32,030,526	$29,067,829

The accompanying notes are an integral part of these financial statements.

FSA-92

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		JANUS HENDERSON BALANCED PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$195,719	$212,733	$163,188	$83,713	$394,572	$252,472
Net realized gain (loss)	1,061,538	221,297	443,587	260,771	27,356	(45,746)
Net change in unrealized appreciation (depreciation) of investments	729,751	1,102,109	718,424	25,384	32,018	12,478

Net increase (decrease) in net assets resulting from operations	1,987,008	1,536,139	1,325,199	369,868	453,946	219,204

From Contractowners Transactions:
Payments received from contractowners	1,007,734	873,022	4,149,070	6,542,839	2,159,458	1,605,730
Transfers between Variable Investment Options including guaranteed interest account, net	(408,470)	(1,302,057)	(725,036)	(1,013,242)	118,528	293,729
Redemptions for contract benefits and terminations	(452,514)	(275,173)	(547,922)	(92,509)	(165,256)	(32,717)
Contract maintenance charges	(258,957)	(261,405)	(408,282)	(248,388)	(411,376)	(270,745)

Net increase (decrease) in net assets resulting from contractowners transactions	(112,207)	(965,613)	2,467,830	5,188,700	1,701,354	1,595,997

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	5,381	(1,277)	7,482	4,985	8,882	5,434

Net Increase (Decrease) in Net Assets	1,880,182	569,249	3,800,511	5,563,553	2,164,182	1,820,635
Net Assets — Beginning of Year	12,930,141	12,360,892	7,400,938	1,837,385	4,659,248	2,838,613

Net Assets — End of Year	$14,810,323	$12,930,141	$11,201,449	$7,400,938	$6,823,430	$4,659,248

The accompanying notes are an integral part of these financial statements.

FSA-93

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(33,752)	$(21,488)	$(2,273,436)	$(809,162)	$1,910,443	$1,878,880
Net realized gain (loss)	1,741,408	1,421,588	154,886,687	124,335,906	(1,173,698)	(863,954)
Net change in unrealized appreciation (depreciation) of investments	(594,709)	509,719	(37,753,597)	60,210,480	3,102,635	(11,574)

Net increase (decrease) in net assets resulting from operations	1,112,947	1,909,819	114,859,654	183,737,224	3,839,380	1,003,352

From Contractowners Transactions:
Payments received from contractowners	345,708	359,797	16,142,458	16,318,836	2,687,081	2,611,554
Transfers between Variable Investment Options including guaranteed interest account, net	(2,068,722)	(450,967)	(21,868,478)	(21,895,090)	(1,773,881)	4,596,299
Redemptions for contract benefits and terminations	(96,207)	(248,845)	(23,938,402)	(27,371,222)	(1,457,108)	(1,700,622)
Contract maintenance charges	(194,570)	(215,730)	(19,768,413)	(19,902,763)	(2,541,058)	(2,660,774)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,013,791)	(555,745)	(49,432,835)	(52,850,239)	(3,084,966)	2,846,457

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	7,986	—	—	—

Net Increase (Decrease) in Net Assets	(900,844)	1,354,074	65,434,805	130,886,985	754,414	3,849,809
Net Assets — Beginning of Year	13,260,480	11,906,406	764,879,421	633,992,436	58,408,566	54,558,757

Net Assets — End of Year	$12,359,636	$13,260,480	$830,314,226	$764,879,421	$59,162,980	$58,408,566

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-94

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	MULTIMANAGER TECHNOLOGY*		NOMURA VIP HIGH INCOME SERIES		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,074,258)	$(978,617)	$4,308,043	$3,461,312	$491,532	$342,742
Net realized gain (loss)	51,348,017	47,892,326	(998,263)	(1,136,700)	(369,784)	(1,591,672)
Net change in unrealized appreciation (depreciation) of investments	26,001,818	18,163,719	1,308,895	957,061	3,022,383	1,935,179

Net increase (decrease) in net assets resulting from operations	76,275,577	65,077,428	4,618,675	3,281,673	3,144,131	686,249

From Contractowners Transactions:
Payments received from contractowners	11,461,525	11,691,755	6,809,430	5,293,424	1,088,243	1,165,613
Transfers between Variable Investment Options including guaranteed interest account, net	(4,955,077)	(13,619,785)	(2,835,945)	9,127,672	(256,738)	(2,374,811)
Redemptions for contract benefits and terminations	(11,159,231)	(6,916,064)	(2,014,419)	(2,002,569)	(506,945)	(725,901)
Contract maintenance charges	(5,995,324)	(5,747,018)	(1,983,135)	(1,723,324)	(430,932)	(428,371)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,648,107)	(14,591,112)	(24,069)	10,695,203	(106,372)	(2,363,470)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	40,973	—	8,374	14,862	3,451	559

Net Increase (Decrease) in Net Assets	65,668,443	50,486,316	4,602,980	13,991,738	3,041,210	(1,676,662)
Net Assets — Beginning of Year	311,331,496	260,845,180	65,470,898	51,479,160	16,801,700	18,478,362

Net Assets — End of Year	$376,999,939	$311,331,496	$70,073,878	$65,470,898	$19,842,910	$16,801,700

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-95

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$347,830	$368,695	$—	$—
Net realized gain (loss)	1,103,793	407,651	3,256,893	2,073,296	284,412	133,341
Net change in unrealized appreciation (depreciation) of investments	154,512	255,432	101,922	165,424	(210,021)	(76,048)

Net increase (decrease) in net assets resulting from operations	1,258,305	663,083	3,706,645	2,607,415	74,391	57,293

From Contractowners Transactions:
Payments received from contractowners	2,903,392	1,663,953	1,489,548	1,555,967	725,703	399,645
Transfers between Variable Investment Options including guaranteed interest account, net	1,361,119	835,273	(804,306)	570,371	126,337	306,928
Redemptions for contract benefits and terminations	(205,302)	(49,796)	(706,999)	(570,630)	(2,443)	(9)
Contract maintenance charges	(370,906)	(159,367)	(707,928)	(683,727)	(89,584)	(38,720)

Net increase (decrease) in net assets resulting from contractowners transactions	3,688,303	2,290,063	(729,685)	871,981	760,013	667,844

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	18,314	5,255	6,918	6,073	5,030	3,088

Net Increase (Decrease) in Net Assets	4,964,922	2,958,401	2,983,878	3,485,469	839,434	728,225
Net Assets — Beginning of Year	3,968,041	1,009,640	27,069,478	23,584,009	1,338,881	610,656

Net Assets — End of Year	$8,932,963	$3,968,041	$30,053,356	$27,069,478	$2,178,315	$1,338,881

The accompanying notes are an integral part of these financial statements.

FSA-96

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,623	$4,268	$239,400	$191,509	$256,180	$217,421
Net realized gain (loss)	6,214	19,369	598,701	324,911	563,212	465,908
Net change in unrealized appreciation (depreciation) of investments	(120)	(7,694)	227,270	174,744	929,904	540,595

Net increase (decrease) in net assets resulting from operations	10,717	15,943	1,065,371	691,164	1,749,296	1,223,924

From Contractowners Transactions:
Payments received from contractowners	—	13,752	143,123	176,757	518,580	482,888
Transfers between Variable Investment Options including guaranteed interest account, net	(1)	(115,289)	521,134	231,851	408,518	408,682
Redemptions for contract benefits and terminations	(110)	(99,067)	(323,023)	(716,865)	(373,583)	(762,852)
Contract maintenance charges	(1,882)	(4,643)	(264,179)	(269,743)	(222,620)	(227,092)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,993)	(205,247)	77,055	(578,000)	330,895	(98,374)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	84	79	442	486	101	—

Net Increase (Decrease) in Net Assets	8,808	(189,225)	1,142,868	113,650	2,080,292	1,125,550
Net Assets — Beginning of Year	113,066	302,291	8,164,490	8,050,840	11,819,456	10,693,906

Net Assets — End of Year	$121,874	$113,066	$9,307,358	$8,164,490	$13,899,748	$11,819,456

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-97

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$184,520	$167,574	$126,393	$97,761	$97,713	$770,634
Net realized gain (loss)	624,266	414,882	396,176	244,014	796,739	(378,956)
Net change in unrealized appreciation (depreciation) of investments	791,133	550,395	770,498	618,272	8,566,156	1,060,887

Net increase (decrease) in net assets resulting from operations	1,599,919	1,132,851	1,293,067	960,047	9,460,608	1,452,565

From Contractowners Transactions:
Payments received from contractowners	755,917	1,008,693	518,708	567,880	1,797,330	1,625,458
Transfers between Variable Investment Options including guaranteed interest account, net	(732,840)	289,070	(84,072)	(402,602)	1,041,178	(828,586)
Redemptions for contract benefits and terminations	(435,259)	(364,267)	(104,036)	(148,361)	(543,550)	(514,884)
Contract maintenance charges	(184,550)	(185,706)	(138,491)	(134,143)	(584,748)	(537,163)

Net increase (decrease) in net assets resulting from contractowners transactions	(596,732)	747,790	192,109	(117,226)	1,710,210	(255,175)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	497	—	3,192	16,569

Net Increase (Decrease) in Net Assets	1,003,187	1,880,641	1,485,673	842,821	11,174,010	1,213,959
Net Assets — Beginning of Year	10,091,904	8,211,263	7,449,845	6,607,024	20,718,633	19,504,674

Net Assets — End of Year	$11,095,091	$10,091,904	$8,935,518	$7,449,845	$31,892,643	$20,718,633

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-98

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL RESOURCES FUND		VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(48,654)	$(46,925)	$380,671	$333,612	$88,542	$116,096
Net realized gain (loss)	(996,990)	(1,144,973)	360,184	484,516	1,058,941	1,906,592
Net change in unrealized appreciation (depreciation) of investments	6,850,437	(3,482,450)	4,526,240	(1,274,619)	2,015,277	1,622,993

Net increase (decrease) in net assets resulting from operations	5,804,793	(4,674,348)	5,267,095	(456,491)	3,162,760	3,645,681

From Contractowners Transactions:
Payments received from contractowners	2,563,498	2,690,389	929,985	934,022	227,632	292,749
Transfers between Variable Investment Options including guaranteed interest account, net	506,336	2,097,754	1,492,326	(430,718)	(457,863)	(572,346)
Redemptions for contract benefits and terminations	(1,224,716)	(1,349,215)	(382,793)	(717,894)	(100,767)	(275,707)
Contract maintenance charges	(1,522,157)	(1,457,844)	(396,359)	(385,682)	(92,640)	(101,241)

Net increase (decrease) in net assets resulting from contractowners transactions	322,961	1,981,084	1,643,159	(600,272)	(423,638)	(656,545)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	9,132	5,905	952	398	—	—

Net Increase (Decrease) in Net Assets	6,136,886	(2,687,359)	6,911,206	(1,056,365)	2,739,122	2,989,136
Net Assets — Beginning of Year	37,034,222	39,721,581	13,826,817	14,883,182	18,625,737	15,636,601

Net Assets — End of Year	$43,171,108	$37,034,222	$20,738,023	$13,826,817	$21,364,859	$18,625,737

The accompanying notes are an integral part of these financial statements.

FSA-99

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years or periods ended December 31, 2025 and 2024 were as follows:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	CLASS IB	149	(60)	89	99	(42)	57

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	444	(191)	253	435	(186)	249

1290 VT EQUITY INCOME	CLASS IB	17	(16)	1	16	(11)	5

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	33	(34)	(1)	39	(23)	16

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	384	(218)	166	260	(128)	132

1290 VT MULTI-ALTERNATIVE STRATEGIES	CLASS IB	43	(30)	13	21	(4)	17

1290 VT NATURAL RESOURCES	CLASS IB	118	(98)	20	69	(51)	18

1290 VT REAL ESTATE	CLASS IB	92	(39)	53	84	(19)	65

1290 VT SMALL CAP VALUE	CLASS IB	68	(51)	17	67	(34)	33

1290 VT SMARTBETA EQUITY ESG	CLASS IB	62	(38)	24	65	(57)	8

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	9	(16)	(7)	12	(26)	(14)

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	3	(3)	—	6	(11)	(5)

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	190	(146)	44	228	(103)	125

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	176	(88)	88	124	(73)	51

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	473	(277)	196	476	(300)	176

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	134	(57)	77	89	(57)	32

EQ/400 MANAGED VOLATILITY	CLASS IB	1	(4)	(3)	4	(2)	2

EQ/500 MANAGED VOLATILITY	CLASS IB	4	(8)	(4)	8	(9)	(1)

EQ/2000 MANAGED VOLATILITY	CLASS IB	3	(4)	(1)	2	(3)	(1)

EQ/AB SMALL CAP GROWTH	CLASS IB	275	(221)	54	263	(142)	121

EQ/AGGRESSIVE ALLOCATION	CLASS IB	439	(294)	145	232	(234)	(2)

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	41	(37)	4	34	(26)	8

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	179	(174)	5	206	(183)	23

The accompanying notes are an integral part of these financial statements.

FSA-100

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/BALANCED STRATEGY	CLASS IB	6	(13)	(7)	6	(12)	(6)

EQ/CAPITAL GROUP RESEARCH	CLASS IB	10	(33)	(23)	9	(29)	(20)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	50	(53)	(3)	42	(52)	(10)

EQ/COMMON STOCK INDEX	CLASS IA	32	(137)	(105)	117	(127)	(10)

EQ/COMMON STOCK INDEX	CLASS IB	669	(382)	287	664	(302)	362

EQ/CONSERVATIVE ALLOCATION	CLASS IB	85	(119)	(34)	34	(40)	(6)

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	2	(3)	(1)	2	(4)	(2)

EQ/CONSERVATIVE STRATEGY	CLASS IB	1	(2)	(1)	2	(3)	(1)

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	76	(67)	9	70	(72)	(2)

EQ/CORE BOND INDEX	CLASS IB	694	(257)	437	566	(317)	249

EQ/CORE PLUS BOND	CLASS IA	90	(74)	16	124	(61)	63

EQ/CORE PLUS BOND	CLASS IB	239	(95)	144	117	(85)	32

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	143	(51)	92	115	(89)	26

EQ/EQUITY 500 INDEX	CLASS IA	337	(215)	122	188	(207)	(19)

EQ/EQUITY 500 INDEX	CLASS IB	4,398	(1,299)	3,099	2,900	(1,099)	1,801

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	28	(106)	(78)	41	(42)	(1)

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	248	(136)	112	224	(184)	40

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	14	(32)	(18)	8	(26)	(18)

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	82	(41)	41	87	(70)	17

EQ/GROWTH STRATEGY	CLASS IB	13	(22)	(9)	11	(17)	(6)

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	98	(12)	86	7	(1)	6

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	225	(179)	46	48	(45)	3

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	128	(71)	57	82	(66)	16

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	46	(29)	17	36	(24)	12

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	119	(164)	(45)	93	(133)	(40)

The accompanying notes are an integral part of these financial statements.

FSA-101

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	721	(349)	372	716	(377)	339

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	4	(4)	—	2	(2)	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	82	(63)	19	53	(74)	(21)

EQ/INVESCO COMSTOCK	CLASS IB	96	(42)	54	67	(49)	18

EQ/INVESCO GLOBAL	CLASS IB	58	(28)	30	45	(19)	26

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	144	(83)	61	224	(135)	89

EQ/JANUS ENTERPRISE	CLASS IB	103	(76)	27	164	(142)	22

EQ/JPMORGAN GROWTH STOCK	CLASS IB	534	(370)	164	392	(314)	78

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	557	(247)	310	527	(188)	339

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	32	(16)	16	28	(32)	(4)

EQ/LARGE CAP GROWTH INDEX	CLASS IB	650	(279)	371	693	(271)	422

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	35	(55)	(20)	58	(48)	10

EQ/LARGE CAP VALUE INDEX	CLASS IB	321	(120)	201	321	(172)	149

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	23	(76)	(53)	29	(133)	(104)

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	106	(128)	(22)	158	(233)	(75)

EQ/LONG-TERM BOND	CLASS IB	283	(25)	258	87	(7)	80

EQ/LOOMIS SAYLES GROWTH	CLASS IB	257	(192)	65	157	(93)	64

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	510	(303)	207	335	(192)	143

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	433	(329)	104	306	(295)	11

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	267	(138)	129	216	(97)	119

EQ/MFS TECHNOLOGY	CLASS IB	732	(418)	314	541	(241)	300

EQ/MFS UTILITIES SERIES	CLASS IB	110	(60)	50	70	(28)	42

EQ/MID CAP INDEX	CLASS IB	784	(305)	479	575	(369)	206

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	34	(47)	(13)	28	(40)	(12)

EQ/MODERATE ALLOCATION	CLASS IA	13	(94)	(81)	76	(182)	(106)

The accompanying notes are an integral part of these financial statements.

FSA-102

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MODERATE ALLOCATION	CLASS IB	500	(364)	136	286	(165)	121

EQ/MODERATE GROWTH STRATEGY	CLASS IB	14	(56)	(42)	13	(34)	(21)

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	796	(654)	142	750	(446)	304

EQ/MONEY MARKET	CLASS IA	2,722	(2,488)	234	1,940	(2,107)	(167)

EQ/MONEY MARKET	CLASS IB	9,181	(8,770)	411	9,919	(9,230)	689

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	173	(104)	69	186	(143)	43

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	35	(30)	5	28	(19)	9

EQ/PIMCO REAL RETURN	CLASS IB	258	(218)	40	155	(90)	65

EQ/PIMCO TOTAL RETURN ESG	CLASS IB	499	(336)	163	384	(209)	175

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	250	(171)	79	235	(91)	144

EQ/QUALITY BOND PLUS	CLASS IA	93	(71)	22	57	(38)	19

EQ/QUALITY BOND PLUS	CLASS IB	14	(13)	1	11	(13)	(2)

EQ/SMALL COMPANY INDEX	CLASS IB	568	(309)	259	562	(385)	177

EQ/T. ROWE PRICE HEALTH SCIENCES	CLASS IB	165	(101)	64	161	(146)	15

EQ/VALUE EQUITY	CLASS IB	49	(57)	(8)	43	(93)	(50)

EQ/WELLINGTON ENERGY	CLASS IB	455	(417)	38	286	(811)	(525)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	44	(59)	(15)	26	(40)	(14)

EQUITABLE GROWTH MF/ETF	CLASS IB	130	(41)	89	70	(1)	69

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	31	(4)	27	10	(1)	9

FIDELITY® VIP ASSET MANAGER 70%	SERVICE CLASS 2	104	(49)	55	86	(23)	63

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	11	(26)	(15)	22	(14)	8

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	140	(492)	(352)	558	(124)	434

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	19	(12)	7	20	(19)	1

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	133	(101)	32	118	(150)	(32)

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	159	(76)	83	134	(81)	53

The accompanying notes are an integral part of these financial statements.

FSA-103

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	275	(115)	160	272	(89)	183

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	1	(2)	(1)	6	(6)	—

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	215	(132)	83	190	(150)	40

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	54	(55)	(1)	61	(75)	(14)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	420	(243)	177	562	(147)	415

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	220	(100)	120	185	(69)	116

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1	(4)	(3)	5	(6)	(1)

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IA	10	(24)	(14)	7	(31)	(24)

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	117	(94)	23	76	(42)	34

MULTIMANAGER CORE BOND	CLASS IB	68	(65)	3	93	(47)	46

MULTIMANAGER TECHNOLOGY	CLASS IB	306	(180)	126	266	(149)	117

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	596	(327)	269	616	(252)	364

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	67	(60)	7	62	(68)	(6)

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	229	(97)	132	140	(38)	102

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	69	(54)	15	72	(45)	27

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	80	(28)	52	49	(5)	44

TARGET 2015 ALLOCATION	CLASS IB	—	—	—	4	(9)	(5)

TARGET 2025 ALLOCATION	CLASS IB	10	(12)	(2)	24	(43)	(19)

TARGET 2035 ALLOCATION	CLASS IB	20	(27)	(7)	26	(41)	(15)

TARGET 2045 ALLOCATION	CLASS IB	12	(14)	(2)	21	(9)	12

TARGET 2055 ALLOCATION	CLASS IB	17	(11)	6	18	(34)	(16)

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	156	(117)	39	147	(115)	32

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	170	(154)	16	180	(115)	65

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	71	(44)	27	43	(43)	—

VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO	COMMON SHARES	1	(2)	(1)	4	(5)	(1)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-104

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2025

1.	Organization

Separate Account FP (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products, Ivy Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., Van Eck VIP Trust, and Vanguard Variable Insurance Funds (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.*

•	AB VPS Discovery Value Portfolio

AIM Variable Insurance Funds (Invesco Variable

Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index

FSA-105

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Continued)

•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager 70%(1)
•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Government Money Market Portfolio
•	Fidelity® VIP High Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio
•	Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products

•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Nomura VIP High Income Series(2)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Income Portfolio
•	T. Rowe Price Mid-Cap Growth Portfolio

Van Eck VIP Trust

•	VanEck VIP Global Resources Fund

Vanguard Variable Insurance Funds

•	Vanguard Variable Insurance Fund Equity Index Portfolio

(1)	Formerly known as Fidelity® VIP Asset Manager: Growth Portfolio.
(2)	Formerly known as Macquarie VIP High Income Series.
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

FSA-106

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Continued)

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

•	Accumulator Life
•	Incentive Life
•	Incentive Life 2000
•	Incentive Life Sales (1999 and after)
•	Incentive Life ‘02
•	Incentive Life ‘06
•	Incentive Life® Optimizer
•	Incentive Life Optimizer II
•	Incentive Life Optimizer III
•	VUL Optimizer
•	Incentive Life PlusSM
•	Incentive Life Plus Original Series
•	Paramount Life
•	IL Legacy
•	IL Legacy II
•	IL Legacy III
•	VUL Legacy
•	IL ProtectorSM
•	Incentive Life COLI
•	Incentive Life COLI ‘04
•	Champion 2000
•	Survivorship 2000
•	Survivorship Incentive Life 1999
•	Survivorship Incentive Life ‘02
•	Survivorship Incentive Life® Legacy
•	VUL Survivorship
•	SP-Flex
•	Corporate Owned Incentive Life®
•	COIL Institutional Series
•	Equitable Advantage

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.”

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FSA-107

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of Equitable Financial’s General Account, and/or index fund options of Separate Account No. 67, if available.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67, if available. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required.

However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-108

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus.

The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$4,261,132	$1,628,830
1290 VT DoubleLine Opportunistic Bond	8,283,624	2,494,367
1290 VT Equity Income	4,738,026	2,661,075
1290 VT GAMCO Mergers & Acquisitions	3,083,816	3,236,478
1290 VT GAMCO Small Company Value	52,378,768	30,021,234
1290 VT Multi-Alternative Strategies	534,578	370,683
1290 VT Natural Resources	2,136,106	1,684,962
1290 VT Real Estate	1,199,865	440,477
1290 VT Small Cap Value	9,504,826	5,558,709
1290 VT SmartBeta Equity ESG	4,668,537	2,020,194
1290 VT Socially Responsible	1,172,202	1,146,623
AB VPS Discovery Value Portfolio	92,599	51,489
American Funds Insurance Series® Asset Allocation Fund	4,128,662	2,029,365

FSA-109

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
American Funds Insurance Series® Global Small Capitalization Fund	$4,400,872	$2,818,379
American Funds Insurance Series® New World Fund®	12,793,121	11,284,365
BlackRock Global Allocation V.I. Fund	4,252,137	1,303,380
EQ/400 Managed Volatility	1,356,683	1,404,780
EQ/500 Managed Volatility	6,756,328	4,028,227
EQ/2000 Managed Volatility	1,142,658	1,083,404
EQ/AB Small Cap Growth	38,345,909	26,528,481
EQ/Aggressive Allocation	35,002,763	23,794,036
EQ/All Asset Growth Allocation	7,222,136	4,939,430
EQ/American Century Mid Cap Value	17,702,687	13,343,282
EQ/Balanced Strategy	5,735,668	3,147,035
EQ/Capital Group Research	23,614,467	23,328,938
EQ/ClearBridge Large Cap Growth ESG	20,607,870	12,294,337
EQ/Common Stock Index	234,268,542	196,048,164
EQ/Conservative Allocation	3,945,744	4,125,120
EQ/Conservative Growth Strategy	1,199,901	623,871
EQ/Conservative Strategy	394,070	393,854
EQ/Conservative-Plus Allocation	5,875,470	4,574,121
EQ/Core Bond Index	22,294,084	11,304,409
EQ/Core Plus Bond	20,324,511	16,051,512
EQ/Emerging Markets Equity PLUS	2,242,989	711,106
EQ/Equity 500 Index	358,057,226	202,904,381
EQ/Fidelity Institutional AM® Large Cap	26,638,377	58,280,226
EQ/Franklin Rising Dividends	13,587,723	9,903,612
EQ/Global Equity Managed Volatility	21,907,251	15,383,577
EQ/Goldman Sachs Mid Cap Value	9,074,970	6,622,059
EQ/Growth Strategy	14,141,233	6,690,722
EQ/Intermediate Corporate Bond	1,242,353	158,971
EQ/Intermediate Government Bond	16,505,374	13,978,137
EQ/International Core Managed Volatility	9,143,201	6,106,050
EQ/International Equity Index	62,659,183	60,078,367
EQ/International Managed Volatility	1,247,894	789,387
EQ/International Value Managed Volatility	10,974,777	9,795,843
EQ/Invesco Comstock	11,300,181	6,556,129
EQ/Invesco Global	1,779,903	574,769
EQ/Invesco Global Real Assets	9,230,965	4,613,595
EQ/Janus Enterprise	14,482,741	8,796,397
EQ/JPMorgan Growth Stock	71,409,287	34,021,086
EQ/JPMorgan Value Opportunities	36,919,002	15,754,448
EQ/Large Cap Core Managed Volatility	10,395,072	3,298,410
EQ/Large Cap Growth Index	81,750,974	50,155,255
EQ/Large Cap Growth Managed Volatility	71,623,164	37,711,551
EQ/Large Cap Value Index	16,310,113	7,320,870
EQ/Large Cap Value Managed Volatility	46,604,538	34,164,599
EQ/Lazard Emerging Markets Equity	18,159,786	12,579,406
EQ/Long-Term Bond	3,197,314	276,762
EQ/Loomis Sayles Growth	25,013,534	13,870,099
EQ/MFS International Growth	30,848,514	17,114,195
EQ/MFS International Intrinsic Value	32,450,236	23,310,155
EQ/MFS Mid Cap Focused Growth	21,468,775	10,824,123
EQ/MFS Technology	49,945,403	33,035,001
EQ/MFS Utilities Series	2,642,599	1,286,550
EQ/Mid Cap Index	57,346,269	33,402,492
EQ/Mid Cap Value Managed Volatility	20,762,947	15,812,955

FSA-110

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Moderate Allocation	$74,126,106	$75,373,908
EQ/Moderate Growth Strategy	19,202,212	15,059,548
EQ/Moderate-Plus Allocation	74,150,479	45,972,880
EQ/Money Market	436,274,614	379,628,058
EQ/Morgan Stanley Small Cap Growth	7,591,752	7,585,622
EQ/PIMCO Global Real Return	467,042	391,725
EQ/PIMCO Real Return	10,139,114	7,885,377
EQ/PIMCO Total Return ESG	18,182,754	12,928,421
EQ/PIMCO Ultra Short Bond	16,334,874	11,935,002
EQ/Quality Bond PLUS	12,415,286	10,878,203
EQ/Small Company Index	29,213,535	24,321,870
EQ/T. Rowe Price Health Sciences	4,752,533	3,069,995
EQ/Value Equity	15,994,877	17,329,622
EQ/Wellington Energy	7,861,588	7,089,635
Equitable Conservative Growth MF/ETF	3,051,747	2,839,237
Equitable Growth MF/ETF	2,121,395	512,523
Equitable Moderate Growth MF/ETF	553,139	68,288
Fidelity® VIP Asset Manager 70%	2,149,232	1,165,684
Fidelity® VIP Equity-Income Portfolio	1,903,732	2,396,678
Fidelity® VIP Government Money Market Portfolio	3,853,002	7,112,723
Fidelity® VIP High Income Portfolio	1,678,637	700,042
Fidelity® VIP Investment Grade Bond Portfolio	8,445,478	3,789,945
Fidelity® VIP Mid Cap Portfolio	14,722,657	7,684,936
Fidelity® VIP Value Portfolio	6,837,683	2,447,361
Fidelity® VIP Value Strategies Portfolio	159,069	164,483
Franklin Small Cap Value VIP Fund	9,125,502	5,656,830
Invesco V.I. Diversified Dividend Fund	2,601,650	1,410,962
Janus Henderson Balanced Portfolio	6,255,545	3,348,561
Lord Abbett Series Fund — Bond Debenture Portfolio	3,343,576	1,239,337
MFS® Massachusetts Investors Growth Stock Portfolio	2,355,565	2,642,581
Multimanager Aggressive Equity	145,734,012	65,204,844
Multimanager Core Bond	6,491,019	7,663,015
Multimanager Technology	77,761,817	48,832,888
Nomura VIP High Income Series	16,283,556	11,964,897
PIMCO CommodityRealReturn® Strategy Portfolio	3,833,742	3,443,811
T. Rowe Price Blue Chip Growth Portfolio	6,599,860	2,105,099
T. Rowe Price Equity Income Portfolio	6,719,565	4,219,730
T. Rowe Price Mid-Cap Growth Portfolio	1,471,711	406,530
Target 2015 Allocation	15,443	6,333
Target 2025 Allocation	2,680,782	1,704,808
Target 2035 Allocation	3,709,196	2,761,615
Target 2045 Allocation	2,029,758	2,146,958
Target 2055 Allocation	1,483,747	953,083
Templeton Developing Markets VIP Fund	7,774,678	5,557,657
Templeton Global Bond VIP Fund	5,253,512	4,968,264
VanEck VIP Global Resources Fund	4,707,816	2,681,125
Vanguard Variable Insurance Fund Equity Index Portfolio	1,569,847	1,507,910

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also

FSA-111

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.74% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/ or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of Equitable Financial and are registered representatives of the agencies and affiliated broker-dealer. Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service- related payments under its Supervisory and Distribution Agreement with

Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network.

Equitable Financial serves as the transfer agent for EQAT.

FSA-112

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks	Mortality	Administrative	Total
Accumulator Life	varies (b)(d)	varies(b)	varies (b)(f)	varies
Incentive Life, Champion 2000	0.60%(a)	—	—	0.60%
Incentive Life 2000, Incentive Life 1999,
Incentive Life Plus	0.60%(l)(n)	—	—	0.60%
Incentive Life ‘02	varies (b)(g)	—	—	0.80%
Incentive Life ‘06	0.85%(b)(e)	—	—	0.85%
Survivorship Incentive Life ‘02	0.90%(b)(m)	—	—	0.90%
Paramount Life	0.60%(a)	—	—	0.60%
Incentive Life Plus Original Series	0.60%(b)(l)	—	—	0.60%
Incentive Life COLI	0.60%(b)	—	—	0.60%
Incentive Life COLI ‘04	0.75%(b)(c)	—	—	0.75%
Survivorship Incentive Life 1999	0.60%(a)	—	—	0.60%
Survivorship 2000	0.90%(a)	—	—	0.90%
IL Legacy	1.75%(b)(h)	—	—	1.75%
IL Legacy II	0.85%(b)(i)(l)	—	—	0.85%
IL Legacy III	0.85%(b)(i)(l)	—	—	0.85%
VUL LegacySM	0.85%(b)(p)(s)	—	—	0.85%
IL Protector	0.80%(a)	—	—	0.80%
SP-Flex	0.85%(a)	0.60%(a)	0.35%(a)	1.80%
Incentive Life® Optimizer	0.85%(b)(e)(l)	—	—	0.85%
Incentive Life Optimizer II	0.85%(b)(e)(l)	—	—	0.85%
Incentive Life Optimizer III	0.60%(b)(l)(o)	—	—	0.60%
VUL OptimizerSM	0.60%(b)(o)(p)	—	—	0.60%
Survivorship Incentive Life® Legacy	0.55%(b)(j)	—	—	0.55%
VUL Survivorship	0.80%(b)(r)	—	—	0.80%
Corporate Owned Incentive Life®	0.35%(b)(k)(l)	—	—	0.35%
COIL Institutional SeriesSM	0.25%(b)(l)(q)	—	—	0.25%
COIL Institutional Series, Series 162	0.35%(b)(p)(t)	—	—	0.35%
Equitable Advantage	0.40%(b)(u)(v)	—	—	0.40%
VUL Incentive Life ProtectSM	0.50%(b)(p)(w)(x)	—	—	0.50%

(a)	Charged to daily net assets of the Account.
(b)	Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)	Policy years 1–5 0.75% (1.00% maximum) Policy years 6– 20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).
(d)	Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.
(e)	Policy years 1–8 0.85% (1.00% maximum) Policy years 9– 10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).
(f)	Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.
(g)	Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).
(h)	Policy years 1–10 1.75% (maximum and current) Policy years 11– 20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).
(i)	Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
(j)	Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
(k)	Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).
(l)	For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
(m)	Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).
(n)	Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
(o)	Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).

FSA-113

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

(p)	For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.
(q)	Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05% (0.35% maximum).
(r)	Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).
(s)	Policy years 1–15 0.50% (0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).
(t)	Policy years 1–10 0.35% (0.50% maximum) Policy years 11+ 0.15% (0.35% maximum).
(u)	For policies with MSO, there is an additional charge of 0.40%
(1.60% maximum) of any policy account value allocated to each segment.
(v)	Policy years 1-8 0.40% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.05% (current) Policy years 11+ 0.50% (maximum).
(w)	Policy years 1–15 0.50% (0.85% maximum) Policy years 16+ 0.00% (0.85% maximum). For policies with the ENLG rider, there is an additional charge of 0.35% in policy years 1-15 and 0.85% in policy years 16+ deducted while the rider is in effect.
(x)	For policies with MSO II, there is an additional charge of 0.40% (1.65% maximum) of any policy account value allocated to each segment.

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options. The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

The VUL LegacySM and VUL Incentive Life ProtectSM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

FSA-114

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional SeriesSM mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional Series, Series 162, mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.15% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Equitable Advantage mortality and expense risk charge of 0.40% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, VUL Incentive Life Protect and COIL Institutional Series (including series 162) policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For Equitable Advantage policies, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, COIL Institutional Series (including Series 162), Equitable Advantage and VUL Incentive Life Protect policies, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option II on a current basis. The current percentage charge for MSO II is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, Equitable Financial deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, IL Optimizer III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series (including Series 162), Equitable Advantage, VUL Incentive Life Protect and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

The COIL Institutional Series (including series 162), VUL Legacy, VUL Optimizer, VUL Survivorship, Equitable Advantage and VUL Incentive Life Protect policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year (“Net Total

FSA-115

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Annual Portfolio Operating Expenses”) of each Variable Investment Option’s corresponding Portfolio. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio as shown in the annual Portfolio prospectuses. The Investment Expense Reduction will be calculated based upon which of these three ranges the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses. These ranges and formula amounts will not change while the policy remains in effect.

Contractowners’ accounts are assessed monthly by Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low — $0.01 for each $1,000 of face amount of the policy High — $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly

Low — $8 per month

High — Depending on face amount, policyholder age at issue and policy year, up to $55 per month. Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $1.82

Unit liquidation from account value

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

FSA-116

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction	$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines	Unit liquidation from account value

Transfers among investment options	At time of transaction	Low — $25 after 12 transfers if applicable High — $25 per transfer	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Convertible Securities (Class IB)
2025	343	$10,831	$228.73	$242.41	0.00%	0.60%	1.77%	15.07%	15.94%
2024	254	$ 7,129	$198.77	$209.40	0.00%	0.60%	1.99%	9.12%	9.95%
2023	197	$ 5,524	$ 19.07	$182.16	0.00%	0.60%	2.71%	13.00%	13.65%
2022	135	$ 4,151	$ 16.78	$161.20	0.00%	0.60%	1.36%	(21.40)%	(20.92)%
2021	97	$ 4,053	$ 21.22	$205.09	0.00%	0.60%	10.50%	0.39%	1.00%

1290 VT DoubleLine Opportunistic Bond (Class IB)
2025	841	$16,867	$109.71	$115.58	0.00%	0.60%	5.31%	6.60%	7.41%
2024	588	$10,862	$102.92	$107.78	0.00%	0.60%	5.08%	2.21%	3.00%
2023	339	$ 8,182	$100.69	$104.80	0.00%	0.60%	5.67%	5.90%	6.54%
2022	187	$ 4,043	$ 95.08	$ 98.37	0.00%	0.60%	3.71%	(13.91)%	(13.39)%
2021	111	$ 3,088	$110.44	$113.58	0.00%	0.60%	2.22%	(1.04)%	(0.44)%

1290 VT Equity Income (Class IB)
2025	107	$27,722	$282.48	$460.94	0.00%	0.90%	2.19%	11.92%	13.11%
2024	106	$25,199	$252.40	$408.14	0.00%	0.90%	2.03%	8.81%	10.01%
2023	83	$20,009	$241.12	$371.71	0.00%	0.60%	2.07%	4.78%	5.41%
2022	70	$21,182	$230.12	$352.63	0.00%	0.60%	1.86%	2.45%	3.07%
2021	66	$20,325	$224.61	$342.13	0.00%	0.60%	1.50%	25.63%	26.39%

FSA-117

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2025	183	$21,345	$191.41	$282.71	0.00%	0.90%	2.95%	14.87%	16.09%
2024	184	$19,751	$166.63	$243.89	0.00%	0.90%	2.03%	8.07%	9.22%
2023	100	$14,999	$154.19	$223.64	0.00%	0.90%	1.85%	8.54%	9.52%
2022	97	$14,427	$142.06	$204.20	0.00%	0.90%	0.31%	(6.86)%	(6.02)%
2021	95	$16,930	$152.53	$217.29	0.00%	0.90%	0.69%	10.38%	11.39%

1290 VT GAMCO Small Company Value (Class IB)
2025	1,182	$306,699	$472.02	$855.75	0.00%	0.90%	0.66%	11.81%	13.11%
2024	1,016	$270,339	$422.16	$758.48	0.00%	0.90%	0.61%	10.57%	11.90%
2023	598	$238,453	$381.81	$679.77	0.00%	0.90%	0.64%	19.96%	21.05%
2022	535	$202,031	$318.27	$561.57	0.00%	0.90%	0.53%	(11.48)%	(10.68)%
2021	502	$234,080	$359.55	$628.70	0.00%	0.90%	0.64%	24.01%	25.14%

1290 VT Multi-Alternative Strategies (Class IB)
2025	60	$909	$12.72	$113.21	0.00%	0.00%	2.12%	13.54%	13.57%
2024	47	$663	$11.20	$99.71	0.00%	0.00%	2.80%	9.27%	9.32%
2023	30	$350	$10.25	$10.25	0.00%	0.00%	3.47%	5.24%	5.24%
2022	8	$102	$ 9.74	$ 9.74	0.00%	0.00%	3.37%	(11.21)%	(11.21)%
2021	1	$ 6	$10.97	$10.97	0.00%	0.00%	5.23%	3.10%	3.10%

1290 VT Natural Resources (Class IB)
2025	109	$2,737	$ 18.48	$195.67	0.00%	0.00%	2.96%	28.16%	28.19%
2024	89	$1,756	$ 14.42	$152.64	0.00%	0.00%	3.09%	(5.36)%	(5.32)%
2023	71	$1,535	$151.57	$151.57	0.00%	0.00%	3.76%	1.23%	1.23%
2022	42	$1,054	$149.73	$149.73	0.00%	0.00%	5.92%	32.69%	32.69%
2021	12	$ 278	$112.84	$112.84	0.00%	0.00%	7.46%	30.18%	30.18%

1290 VT Real Estate (Class IB)
2025	226	$2,999	$10.69	$98.60	0.00%	0.00%	3.22%	9.82%	9.87%
2024	173	$2,082	$ 9.73	$89.78	0.00%	0.00%	3.65%	0.93%	0.99%
2023	108	$1,323	$ 9.64	$ 9.64	0.00%	0.00%	3.90%	9.67%	9.67%
2022	31	$ 390	$ 8.79	$ 8.79	0.00%	0.00%	0.25%	(24.94)%	(24.94)%
2021	14	$ 183	$11.71	$11.71	0.00%	0.00%	4.54%	26.05%	26.05%

1290 VT Small Cap Value (Class IB)
2025	288	$47,378	$243.57	$256.24	0.00%	0.90%	1.23%	5.13%	6.25%
2024	271	$46,153	$231.68	$241.54	0.00%	0.90%	1.50%	19.71%	21.07%
2023	238	$38,536	$159.68	$193.53	0.00%	0.90%	1.18%	4.79%	6.11%
2022	229	$37,833	$150.49	$184.68	0.00%	0.90%	0.43%	(0.81)%	0.44%
2021	229	$40,671	$149.83	$186.19	0.00%	0.90%	1.14%	37.32%	39.05%

1290 VT SmartBeta Equity ESG (Class IB)
2025	308	$23,260	$159.28	$271.14	0.00%	0.90%	0.78%	12.95%	14.34%
2024	284	$19,782	$141.02	$237.89	0.00%	0.90%	0.98%	15.32%	16.74%
2023	276	$15,467	$ 20.44	$122.29	0.00%	0.90%	1.38%	15.51%	16.53%
2022	292	$13,307	$ 17.54	$105.87	0.00%	0.90%	2.12%	(14.56)%	(1.48)%
2021	194	$ 6,718	$ 20.53	$198.42	0.00%	0.60%	1.32%	22.35%	23.08%

1290 VT Socially Responsible (Class IB)
2025	46	$ 7,945	$466.61	$945.42	0.00%	0.90%	0.38%	16.16%	17.41%
2024	53	$ 7,395	$401.69	$806.56	0.00%	0.90%	0.44%	20.58%	21.90%
2023	67	$ 6,429	$333.14	$415.28	0.00%	0.90%	0.85%	26.36%	27.50%
2022	50	$ 4,677	$263.65	$325.71	0.00%	0.90%	0.63%	(22.81)%	(22.11)%
2021	35	$ 6,121	$341.56	$418.17	0.00%	0.90%	0.56%	29.14%	30.31%

FSA-118

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

AB VPS Discovery Value Portfolio (Class B)
2025	11	$ 216	$ 12.81	$128.07	0.00%	0.00%	0.60%	2.89%	2.90%
2024	11	$ 194	$ 12.45	$124.46	0.00%	0.00%	0.63%	10.01%	10.08%
2023	16	$ 217	$ 11.31	$ 11.31	0.00%	0.00%	1.02%	17.08%	17.08%
2022	1	$ 22	$ 9.66	$ 9.66	0.00%	0.00%	0.10%	(1.23)%	(1.23)%

American Funds Insurance Series® Asset Allocation Fund (Class 4)
2025	576	$11,699	$ 14.01	$140.07	0.00%	0.00%	1.93%	15.94%	15.98%
2024	532	$ 8,982	$ 12.08	$120.81	0.00%	0.00%	2.20%	16.27%	16.29%
2023	407	$ 5,766	$ 10.39	$ 10.39	0.00%	0.00%	2.39%	14.18%	14.18%
2022	235	$ 2,661	$ 9.10	$ 9.10	0.00%	0.00%	2.37%	(13.50)%	(13.50)%
2021	31	$ 550	$ 10.52	$ 10.52	0.00%	0.00%	3.55%	4.57%	4.57%

American Funds Insurance Series® Global Small Capitalization Fund (Class 4)
2025	518	$24,099	$200.54	$224.83	0.00%	0.90%	0.21%	13.30%	14.66%
2024	430	$20,024	$177.00	$196.65	0.00%	0.90%	0.83%	1.19%	2.31%
2023	379	$18,475	$174.91	$192.57	0.00%	0.90%	0.03%	14.75%	15.78%
2022	301	$15,042	$152.43	$166.32	0.00%	0.90%	0.00%	(30.32)%	(29.69)%
2021	264	$20,490	$218.76	$236.55	0.00%	0.90%	0.00%	5.47%	6.43%

American Funds Insurance Series® New World Fund® (Class 4)
2025	1,699	$66,529	$200.03	$224.26	0.00%	0.90%	0.96%	26.78%	28.27%
2024	1,503	$53,668	$157.78	$175.31	0.00%	0.90%	1.18%	5.37%	6.66%
2023	1,327	$50,758	$149.74	$164.87	0.00%	0.90%	1.28%	14.63%	15.67%
2022	1,121	$40,619	$130.63	$142.53	0.00%	0.90%	1.12%	(22.95)%	(22.25)%
2021	950	$48,732	$169.54	$183.33	0.00%	0.90%	0.67%	3.69%	4.63%

BlackRock Global Allocation V.I. Fund (Class III)
2025	411	$10,248	$ 16.52	$264.82	0.00%	0.00%	4.82%	19.49%	19.80%
2024	334	$ 7,182	$ 13.79	$221.59	0.00%	0.00%	1.53%	8.93%	9.18%
2023	302	$ 6,212	$203.43	$203.43	0.00%	0.00%	2.18%	12.49%	12.49%
2022	395	$ 7,269	$180.84	$180.84	0.00%	0.00%	0.00%	(16.08)%	(16.08)%
2021	380	$ 9,351	$215.48	$215.48	0.00%	0.00%	0.83%	6.42%	6.42%

EQ/400 Managed Volatility (Class IB)
2025	18	$ 6,678	$332.06	$ 382.67	0.00%	0.90%	0.91%	2.38%	3.31%
2024	21	$ 7,088	$324.33	$ 370.41	0.00%	0.90%	1.12%	11.86%	12.89%
2023	19	$ 6,226	$289.94	$ 328.13	0.00%	0.90%	1.15%	14.40%	15.44%
2022	21	$ 5,959	$253.44	$ 284.25	0.00%	0.90%	0.75%	(16.27)%	(15.51)%
2021	23	$ 7,532	$302.70	$ 336.44	0.00%	0.90%	0.40%	22.56%	23.67%

EQ/500 Managed Volatility (Class IB)
2025	59	$ 33,587	$507.38	$ 584.70	0.00%	0.90%	0.78%	12.33%	13.35%
2024	63	$ 31,691	$451.69	$ 515.84	0.00%	0.90%	1.10%	22.79%	23.91%
2023	64	$ 26,193	$367.85	$ 416.30	0.00%	0.90%	1.19%	24.12%	25.24%
2022	62	$ 20,355	$296.37	$ 332.39	0.00%	0.90%	0.84%	(20.71)%	(19.99)%
2021	60	$ 24,787	$373.77	$ 415.44	0.00%	0.90%	0.57%	26.46%	27.61%

FSA-119

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/2000 Managed Volatility (Class IB)
2025	26	$ 8,354	$286.16	$ 329.77	0.00%	0.90%	0.99%	8.33%	9.31%
2024	27	$ 7,915	$264.16	$ 301.69	0.00%	0.90%	1.42%	9.67%	10.67%
2023	28	$ 7,401	$240.87	$ 272.60	0.00%	0.90%	1.27%	14.94%	15.98%
2022	30	$ 6,684	$209.56	$ 235.04	0.00%	0.90%	0.74%	(23.10)%	(22.40)%
2021	30	$ 8,685	$272.52	$ 302.90	0.00%	0.90%	0.39%	12.90%	13.93%

EQ/AB Small Cap Growth (Class IB)
2025	1,027	$259,850	$808.15	$1,047.31	0.00%	0.90%	0.15%	8.26%	9.41%
2024	973	$250,818	$746.50	$ 958.71	0.00%	0.90%	0.29%	12.88%	14.08%
2023	504	$ 95,859	$531.22	$ 690.82	0.00%	0.60%	0.26%	17.02%	17.73%
2022	373	$ 82,109	$453.95	$ 586.80	0.00%	0.60%	0.14%	(28.89)%	(28.46)%
2021	237	$104,455	$638.36	$ 820.23	0.00%	0.60%	0.00%	12.24%	12.92%

EQ/Aggressive Allocation (Class IB)
2025	1,203	$205,420	$410.98	$ 502.54	0.00%	0.90%	1.45%	11.93%	13.12%
2024	1,058	$191,293	$367.19	$ 444.96	0.00%	0.90%	2.15%	12.70%	14.00%
2023	790	$113,154	$339.30	$ 383.26	0.00%	0.60%	1.38%	17.73%	18.44%
2022	624	$ 96,973	$288.20	$ 323.60	0.00%	0.60%	0.89%	(18.85)%	(18.36)%
2021	409	$115,510	$355.14	$ 396.36	0.00%	0.60%	4.14%	16.48%	17.18%

EQ/All Asset Growth Allocation (Class IB)
2025	294	$ 49,531	$251.94	$ 290.34	0.00%	0.90%	2.27%	16.14%	17.38%
2024	290	$ 43,468	$216.92	$ 247.74	0.00%	0.90%	2.35%	10.16%	11.34%
2023	282	$ 39,759	$196.91	$ 222.85	0.00%	0.90%	1.89%	13.13%	14.16%
2022	268	$ 35,632	$174.05	$ 195.21	0.00%	0.90%	1.30%	(15.24)%	(14.47)%
2021	281	$ 42,856	$205.35	$ 228.24	0.00%	0.90%	3.97%	9.93%	10.93%

EQ/American Century Mid Cap Value (Class IB)
2025	897	$108,019	$372.67	$ 429.48	0.00%	0.90%	1.50%	7.75%	8.99%
2024	892	$103,848	$345.86	$ 394.99	0.00%	0.90%	1.75%	7.36%	8.58%
2023	869	$105,437	$ 36.46	$ 322.16	0.00%	0.90%	1.69%	5.04%	5.99%
2022	808	$102,288	$ 34.40	$ 306.69	0.00%	0.90%	2.87%	(2.37)%	(1.49)%
2021	707	$108,137	$ 34.92	$ 314.15	0.00%	0.90%	1.13%	21.90%	23.00%

EQ/Balanced Strategy (Class IB)
2025	201	$ 50,724	$252.39	$ 252.39	0.00%	0.00%	2.34%	10.07%	10.07%
2024	208	$ 47,716	$229.29	$ 229.29	0.00%	0.00%	2.68%	9.14%	9.14%
2023	214	$ 44,958	$210.08	$ 210.08	0.00%	0.00%	1.55%	13.23%	13.23%
2022	232	$ 43,063	$185.54	$ 185.54	0.00%	0.00%	0.92%	(15.57)%	(15.57)%
2021	244	$ 53,702	$219.75	$ 219.75	0.00%	0.00%	1.82%	9.49%	9.49%

EQ/Capital Group Research (Class IB)
2025	291	$ 209,015	$ 789.60	$1,319.03	0.00%	0.90%	0.45%	18.75%	19.83%
2024	314	$ 190,511	$ 664.91	$1,100.74	0.00%	0.90%	1.66%	28.69%	29.87%
2023	233	$ 131,956	$ 516.66	$ 643.79	0.00%	0.90%	0.34%	21.88%	22.99%
2022	256	$ 118,468	$ 423.90	$ 523.46	0.00%	0.90%	0.17%	(19.71)%	(18.98)%
2021	270	$ 155,332	$ 527.94	$ 646.08	0.00%	0.90%	0.00%	21.95%	23.06%

EQ/ClearBridge Large Cap Growth ESG (Class IB)
2025	323	$ 138,681	$ 603.44	$1,338.18	0.00%	0.90%	0.00%	6.72%	7.92%
2024	326	$ 135,114	$ 565.44	$1,242.65	0.00%	0.90%	0.00%	25.61%	27.01%
2023	261	$ 99,131	$ 450.16	$ 560.93	0.00%	0.90%	0.00%	44.57%	45.88%
2022	269	$ 73,629	$ 311.38	$ 384.52	0.00%	0.90%	0.00%	(32.73)%	(32.12)%
2021	261	$ 109,690	$ 462.86	$ 566.44	0.00%	0.90%	0.00%	20.62%	21.72%

FSA-120

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Common Stock Index (Class IA)
2025	780	$2,079,903	$1,802.81	$1,904.28	0.00%	0.90%	0.62%	15.26%	16.30%
2024	885	$1,931,465	$1,564.19	$1,637.37	0.00%	0.90%	0.77%	21.96%	23.07%
2023	895	$1,681,552	$1,282.57	$1,330.43	0.00%	0.90%	1.12%	24.01%	25.13%
2022	967	$1,450,640	$1,034.25	$1,063.22	0.00%	0.90%	0.77%	(20.21)%	(19.49)%
2021	1,021	$1,929,659	$1,296.28	$1,320.62	0.00%	0.90%	0.69%	23.81%	24.93%

EQ/Common Stock Index (Class IB)
2025	2,368	$ 538,063	$ 594.63	$ 610.52	0.00%	0.60%	0.62%	15.59%	16.61%
2024	2,081	$ 468,568	$ 511.34	$ 528.16	0.00%	0.60%	0.77%	22.33%	23.45%
2023	1,719	$ 382,183	$ 415.48	$ 431.76	0.00%	0.60%	1.12%	24.38%	25.13%
2022	1,430	$ 304,635	$ 332.03	$ 347.12	0.00%	0.60%	0.77%	(19.97)%	(19.49)%
2021	1,143	$ 376,703	$ 412.42	$ 433.75	0.00%	0.60%	0.69%	24.18%	24.93%

EQ/Conservative Allocation (Class IB)
2025	247	$ 18,413	$ 169.56	$ 207.34	0.00%	0.90%	3.15%	6.52%	7.72%
2024	281	$ 18,281	$ 159.18	$ 192.89	0.00%	0.90%	3.09%	3.69%	4.90%
2023	113	$ 7,813	$ 159.87	$ 180.59	0.00%	0.60%	2.40%	7.30%	7.95%
2022	81	$ 7,170	$ 148.99	$ 167.29	0.00%	0.60%	1.29%	(13.12)%	(12.59)%
2021	66	$ 8,386	$ 171.49	$ 191.39	0.00%	0.60%	1.40%	2.10%	2.70%

EQ/Conservative Growth Strategy (Class IB)
2025	42	$ 9,319	$ 219.80	$ 219.80	0.00%	0.00%	2.60%	9.36%	9.36%
2024	43	$ 8,655	$ 200.98	$ 200.98	0.00%	0.00%	2.76%	7.63%	7.63%
2023	45	$ 8,324	$ 186.73	$ 186.73	0.00%	0.00%	1.61%	11.58%	11.58%
2022	45	$ 7,538	$ 167.35	$ 167.35	0.00%	0.00%	0.96%	(14.52)%	(14.52)%
2021	46	$ 8,927	$ 195.77	$ 195.77	0.00%	0.00%	1.57%	7.09%	7.09%

EQ/Conservative Strategy (Class IB)
2025	18	$ 3,037	$ 165.45	$ 165.45	0.00%	0.00%	2.93%	7.84%	7.84%
2024	19	$ 2,982	$ 153.42	$ 153.42	0.00%	0.00%	2.92%	4.80%	4.80%
2023	20	$ 2,982	$ 146.40	$ 146.40	0.00%	0.00%	1.69%	8.28%	8.28%
2022	25	$ 3,356	$ 135.20	$ 135.20	0.00%	0.00%	1.03%	(12.27)%	(12.27)%
2021	22	$ 3,316	$ 154.11	$ 154.11	0.00%	0.00%	1.10%	2.46%	2.46%

EQ/Conservative-Plus Allocation (Class IB)
2025	388	$ 31,687	$ 218.20	$ 266.82	0.00%	0.90%	2.60%	8.05%	9.19%
2024	379	$ 30,117	$ 201.95	$ 244.72	0.00%	0.90%	2.72%	6.06%	7.32%
2023	168	$ 17,174	$ 198.31	$ 224.01	0.00%	0.60%	1.96%	10.26%	10.93%
2022	128	$ 15,167	$ 179.85	$ 201.94	0.00%	0.60%	1.25%	(15.06)%	(14.55)%
2021	92	$ 17,445	$ 211.75	$ 236.33	0.00%	0.60%	2.15%	6.09%	6.73%

EQ/Core Bond Index (Class IB)
2025	1,761	$118,940	$132.81	$ 165.10	0.00%	0.90%	3.17%	5.44%	6.67%
2024	1,324	$104,620	$125.96	$ 155.17	0.00%	0.90%	2.59%	1.50%	2.68%
2023	921	$ 70,441	$150.61	$ 161.76	0.00%	0.60%	2.24%	3.93%	4.56%
2022	683	$ 59,759	$144.04	$ 155.64	0.00%	0.60%	1.64%	(9.29)%	(8.74)%
2021	533	$ 63,898	$157.84	$ 171.58	0.00%	0.60%	1.50%	(2.68)%	(2.10)%

EQ/Core Plus Bond (Class IA)
2025	457	$ 66,009	$ 254.54	$ 282.38	0.00%	0.90%	5.23%	7.48%	8.45%
2024	441	$ 63,797	$ 236.83	$ 260.37	0.00%	0.90%	5.09%	(1.57)%	(0.67)%
2023	378	$ 65,095	$ 240.61	$ 262.13	0.00%	0.90%	2.40%	3.59%	4.53%
2022	305	$ 62,648	$ 232.28	$ 250.78	0.00%	0.90%	3.20%	(13.72)%	(12.94)%
2021	298	$ 65,378	$ 269.21	$ 288.04	0.00%	0.90%	1.50%	(2.57)%	(1.68)%

FSA-121

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Core Plus Bond (Class IB)
2025	618	$ 56,026	$ 125.83	$ 171.06	0.00%	0.60%	5.23%	7.95%	8.82%
2024	474	$ 50,519	$ 116.56	$ 157.50	0.00%	0.60%	5.09%	(1.27)%	(0.52)%
2023	442	$ 51,344	$ 118.06	$ 158.57	0.00%	0.60%	2.40%	3.90%	4.52%
2022	400	$ 47,339	$ 113.63	$ 151.71	0.00%	0.60%	3.20%	(13.46)%	(12.94)%
2021	185	$ 28,445	$ 131.30	$ 174.25	0.00%	0.60%	1.50%	(2.27)%	(1.68)%

EQ/Emerging Markets Equity PLUS (Class IB)
2025	278	$ 5,564	$ 15.14	$ 161.78	0.00%	0.00%	2.63%	33.65%	33.75%
2024	186	$ 2,941	$ 11.32	$ 121.04	0.00%	0.00%	2.42%	4.04%	4.13%
2023	160	$ 2,379	$ 116.24	$ 116.24	0.00%	0.00%	3.23%	10.53%	10.53%
2022	92	$ 1,327	$ 105.17	$ 105.17	0.00%	0.00%	2.70%	(17.46)%	(17.46)%
2021	47	$ 832	$ 127.41	$ 127.41	0.00%	0.00%	2.24%	(0.43)%	(0.43)%

EQ/Equity 500 Index (Class IA)
2025	1,802	$1,142,630	$1,730.99	$2,284.26	0.00%	0.90%	0.77%	16.18%	17.24%
2024	1,680	$1,018,694	$1,489.89	$1,948.42	0.00%	0.90%	0.90%	23.19%	24.32%
2023	1,699	$ 861,767	$1,209.42	$1,567.32	0.00%	0.90%	1.13%	24.45%	25.57%
2022	1,663	$ 711,039	$ 971.83	$1,248.13	0.00%	0.90%	1.07%	(19.27)%	(18.54)%
2021	1,564	$ 898,180	$1,203.81	$1,532.17	0.00%	0.90%	0.87%	26.82%	27.97%

EQ/Equity 500 Index (Class IB)
2025	10,426	$1,298,778	$ 608.57	$ 691.27	0.00%	0.60%	0.77%	16.53%	17.41%
2024	7,327	$ 994,706	$ 522.26	$ 589.67	0.00%	0.60%	0.90%	23.57%	24.51%
2023	5,526	$ 718,621	$ 422.66	$ 474.34	0.00%	0.60%	1.13%	24.82%	25.57%
2022	3,951	$ 529,275	$ 338.61	$ 377.74	0.00%	0.60%	1.07%	(19.03)%	(18.54)%
2021	2,398	$ 596,420	$ 418.17	$ 463.70	0.00%	0.60%	0.87%	27.21%	27.97%

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2025	383	$ 195,652	$ 582.63	$1,273.41	0.00%	0.90%	0.29%	17.28%	18.35%
2024	461	$ 204,238	$ 496.77	$1,075.99	0.00%	0.90%	0.38%	23.38%	24.51%
2023	462	$ 164,539	$ 68.89	$ 402.62	0.00%	0.90%	0.45%	30.21%	31.39%
2022	499	$ 130,365	$ 52.43	$ 309.22	0.00%	0.90%	0.51%	(21.77)%	(21.06)%
2021	507	$ 167,356	$ 66.42	$ 395.28	0.00%	0.90%	0.39%	24.09%	25.20%

EQ/Franklin Rising Dividends (Class IB)
2025	687	$ 107,360	$ 478.77	$ 551.74	0.00%	0.90%	0.77%	10.83%	12.04%
2024	575	$ 97,160	$ 432.00	$ 493.37	0.00%	0.90%	0.89%	9.78%	10.97%
2023	535	$ 89,856	$ 393.50	$ 445.33	0.00%	0.90%	1.13%	11.13%	12.13%
2022	368	$ 79,581	$ 354.10	$ 397.15	0.00%	0.90%	0.77%	(11.42)%	(10.61)%
2021	244	$ 88,210	$ 399.74	$ 444.30	0.00%	0.90%	0.68%	25.64%	26.78%

EQ/Global Equity Managed Volatility (Class IB)
2025	273	$163,057	$511.52	$1,232.96	0.00%	0.90%	0.83%	18.06%	19.13%
2024	291	$146,760	$433.26	$1,034.93	0.00%	0.90%	1.25%	11.60%	12.62%
2023	241	$107,475	$388.21	$ 492.69	0.00%	0.90%	0.88%	20.24%	21.33%
2022	257	$ 94,673	$322.85	$ 406.07	0.00%	0.90%	0.35%	(21.66)%	(20.94)%
2021	268	$125,512	$412.09	$ 513.65	0.00%	0.90%	0.90%	14.85%	15.89%

EQ/Goldman Sachs Mid Cap Value (Class IB)
2025	224	$ 23,434	$356.22	$ 410.52	0.00%	0.90%	1.06%	8.22%	9.52%
2024	183	$ 21,111	$329.15	$ 375.91	0.00%	0.90%	0.72%	10.90%	12.26%
2023	166	$ 17,397	$296.80	$ 335.90	0.00%	0.90%	0.77%	10.23%	11.23%
2022	112	$ 14,991	$269.26	$ 302.00	0.00%	0.90%	0.62%	(11.42)%	(10.61)%
2021	84	$ 16,577	$303.96	$ 337.85	0.00%	0.90%	0.28%	29.33%	30.50%

FSA-122

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Growth Strategy (Class IB)
2025	318	$105,457	$332.10	$ 332.10	0.00%	0.00%	1.88%	11.46%	11.46%
2024	327	$ 97,474	$297.95	$ 297.95	0.00%	0.00%	2.43%	12.39%	12.39%
2023	333	$ 88,355	$265.11	$ 265.11	0.00%	0.00%	1.43%	16.50%	16.50%
2022	337	$ 76,768	$227.56	$ 227.56	0.00%	0.00%	0.88%	(17.44)%	(17.44)%
2021	336	$ 92,505	$275.62	$ 275.62	0.00%	0.00%	2.31%	14.33%	14.33%

EQ/Intermediate Corporate Bond (Class IB)
2025	92	$ 1,132	$ 11.58	$ 115.77	0.00%	0.00%	9.00%	9.28%	9.35%
2024	6	$ 72	$ 10.59	$ 105.94	0.00%	0.00%	10.50%	4.33%	4.35%

EQ/Intermediate Government Bond (Class IA)
2025	304	$ 30,593	$206.71	$ 262.01	0.00%	0.90%	3.00%	4.57%	5.52%
2024	258	$ 28,792	$197.68	$ 248.30	0.00%	0.90%	2.54%	1.48%	2.40%
2023	255	$ 27,456	$194.80	$ 242.48	0.00%	0.90%	2.88%	2.94%	3.87%
2022	243	$ 24,834	$189.24	$ 233.44	0.00%	0.90%	0.92%	(8.47)%	(7.64)%
2021	259	$ 28,651	$206.76	$ 252.76	0.00%	0.90%	0.71%	(3.01)%	(2.13)%

EQ/Intermediate Government Bond (Class IB)
2025	246	$ 23,042	$160.35	$ 188.27	0.00%	0.60%	3.00%	4.96%	5.91%
2024	189	$ 21,054	$152.77	$ 178.30	0.00%	0.60%	2.54%	1.78%	2.65%
2023	173	$ 21,511	$150.10	$ 174.12	0.00%	0.60%	2.88%	3.25%	3.87%
2022	112	$ 16,199	$145.37	$ 167.63	0.00%	0.60%	0.92%	(8.20)%	(7.64)%
2021	112	$ 18,044	$158.35	$ 181.50	0.00%	0.60%	0.71%	(2.72)%	(2.13)%

EQ/International Core Managed Volatility (Class IB)
2025	295	$ 71,632	$230.11	$ 452.00	0.00%	0.90%	1.37%	24.92%	26.39%
2024	278	$ 59,314	$184.20	$ 358.56	0.00%	0.90%	2.20%	2.35%	3.60%
2023	221	$ 43,286	$179.97	$ 224.98	0.00%	0.90%	1.76%	15.73%	16.78%
2022	231	$ 39,732	$155.51	$ 192.66	0.00%	0.90%	1.25%	(14.89)%	(14.12)%
2021	227	$ 47,215	$182.72	$ 224.33	0.00%	0.90%	2.32%	9.05%	10.03%

EQ/International Equity Index (Class IA)
2025	1,064	$284,921	$307.35	$405.87	0.00%	0.90%	3.75%	30.30%	31.49%
2024	1,109	$236,513	$235.88	$308.68	0.00%	0.90%	2.95%	3.92%	4.87%
2023	1,149	$242,947	$226.98	$294.35	0.00%	0.90%	2.92%	17.99%	19.06%
2022	1,195	$214,608	$192.37	$247.23	0.00%	0.90%	2.49%	(12.70)%	(11.91)%
2021	1,273	$259,688	$220.36	$280.65	0.00%	0.90%	3.31%	9.95%	10.95%

EQ/International Equity Index (Class IB)
2025	2,391	$169,015	$226.29	$277.12	0.00%	0.90%	3.75%	30.31%	31.92%
2024	2,019	$121,117	$173.65	$210.74	0.00%	0.90%	2.95%	3.92%	5.22%
2023	1,680	$104,749	$167.10	$200.96	0.00%	0.90%	2.92%	17.99%	19.06%
2022	1,188	$ 80,590	$141.62	$168.79	0.00%	0.90%	2.49%	(12.70)%	(11.91)%
2021	766	$ 82,836	$162.22	$191.60	0.00%	0.90%	3.31%	9.95%	10.95%

EQ/International Managed Volatility (Class IB)
2025	43	$ 9,531	$192.75	$222.13	0.00%	0.90%	2.25%	24.76%	25.89%
2024	43	$ 7,634	$154.50	$176.45	0.00%	0.90%	2.63%	1.75%	2.67%
2023	43	$ 7,446	$151.85	$171.86	0.00%	0.90%	2.30%	15.84%	16.90%
2022	45	$ 6,518	$131.09	$147.02	0.00%	0.90%	1.08%	(15.75)%	(14.99)%
2021	48	$ 8,133	$155.60	$172.95	0.00%	0.90%	3.39%	9.65%	10.65%

FSA-123

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/International Value Managed Volatility (Class IB)
2025	418	$ 90,094	$261.73	$414.04	0.00%	0.90%	2.25%	25.56%	27.07%
2024	399	$ 75,949	$208.45	$326.78	0.00%	0.90%	2.37%	0.52%	1.68%
2023	286	$ 59,902	$207.38	$235.51	0.00%	0.90%	2.12%	17.53%	18.59%
2022	285	$ 53,473	$176.45	$198.59	0.00%	0.90%	1.58%	(14.43)%	(13.66)%
2021	288	$ 64,140	$206.21	$230.00	0.00%	0.90%	2.19%	9.32%	10.32%

EQ/Invesco Comstock (Class IB)
2025	302	$ 52,298	$356.46	$537.35	0.00%	0.90%	1.31%	15.87%	17.16%
2024	248	$ 44,670	$307.63	$459.57	0.00%	0.90%	1.49%	13.81%	15.13%
2023	123	$ 23,494	$280.81	$400.14	0.00%	0.60%	1.62%	11.33%	12.00%
2022	117	$ 21,395	$252.23	$357.27	0.00%	0.60%	1.54%	(0.10)%	0.50%
2021	87	$ 25,611	$252.48	$355.48	0.00%	0.60%	1.17%	32.21%	33.00%

EQ/Invesco Global (Class IB)
2025	131	$ 4,124	$ 18.98	$206.35	0.00%	0.00%	0.00%	15.76%	15.80%
2024	101	$ 2,916	$ 16.39	$178.25	0.00%	0.00%	0.00%	16.16%	16.18%
2023	75	$ 1,931	$152.49	$152.49	0.00%	0.00%	0.00%	34.31%	34.31%
2022	41	$ 772	$113.54	$113.54	0.00%	0.00%	0.00%	(31.79)%	(31.79)%
2021	17	$ 504	$166.45	$166.45	0.00%	0.00%	0.00%	15.48%	15.48%

EQ/Invesco Global Real Assets (Class IB)
2025	807	$ 57,812	$216.65	$249.68	0.00%	0.90%	2.61%	14.92%	16.14%
2024	746	$ 48,927	$188.52	$215.31	0.00%	0.90%	2.26%	(0.67)%	0.55%
2023	657	$ 50,524	$ 21.48	$189.79	0.00%	0.90%	2.20%	9.14%	10.15%
2022	649	$ 46,989	$ 19.50	$173.89	0.00%	0.90%	1.60%	(9.81)%	(9.01)%
2021	634	$ 53,614	$ 21.43	$192.81	0.00%	0.90%	3.13%	19.91%	21.01%

EQ/Janus Enterprise (Class IB)
2025	536	$110,542	$381.46	$653.75	0.00%	0.90%	0.00%	7.08%	8.33%
2024	509	$106,122	$356.23	$605.01	0.00%	0.90%	0.01%	13.11%	14.43%
2023	351	$ 49,680	$327.35	$530.05	0.00%	0.60%	0.03%	16.32%	17.02%
2022	235	$ 42,850	$281.42	$452.97	0.00%	0.60%	0.00%	(17.08)%	(16.58)%
2021	185	$ 53,989	$339.40	$543.01	0.00%	0.60%	0.10%	16.14%	16.84%

EQ/JPMorgan Growth Stock (Class IB)
2025	1,877	$298,338	$ 586.43	$ 824.08	0.00%	0.90%	0.00%	13.72%	14.96%
2024	1,713	$267,048	$ 515.69	$ 718.15	0.00%	0.90%	0.00%	32.57%	34.02%
2023	1,155	$162,825	$ 388.99	$ 536.81	0.00%	0.90%	0.00%	45.01%	46.32%
2022	928	$113,563	$ 268.25	$ 366.87	0.00%	0.90%	0.00%	(39.19)%	(38.64)%
2021	657	$180,181	$ 441.13	$ 597.87	0.00%	0.90%	0.00%	12.80%	13.83%

EQ/JPMorgan Value Opportunities (Class IB)
2025	1,670	$166,872	$ 652.71	$ 905.83	0.00%	0.90%	1.12%	14.37%	15.63%
2024	1,360	$138,699	$ 570.71	$ 784.90	0.00%	0.90%	1.19%	14.38%	15.62%
2023	680	$ 90,079	$ 498.95	$ 634.95	0.00%	0.90%	1.43%	9.92%	10.92%
2022	505	$ 80,537	$ 453.91	$ 572.46	0.00%	0.90%	1.19%	(0.67)%	0.23%
2021	323	$ 69,254	$ 456.98	$ 571.15	0.00%	0.90%	0.71%	22.09%	23.20%

EQ/Large Cap Core Managed Volatility (Class IB)
2025	176	$ 58,057	$ 450.06	$ 888.75	0.00%	0.90%	0.80%	9.88%	11.04%
2024	160	$ 53,287	$ 409.60	$ 801.58	0.00%	0.90%	1.01%	22.52%	23.84%
2023	130	$ 38,127	$ 334.32	$ 417.48	0.00%	0.90%	1.77%	22.83%	23.94%
2022	119	$ 31,528	$ 272.19	$ 336.84	0.00%	0.90%	0.01%	(19.13)%	(18.40)%
2021	109	$ 39,669	$ 336.58	$ 412.78	0.00%	0.90%	0.41%	26.18%	27.32%

FSA-124

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Large Cap Growth Index (Class IB)
2025	2,103	$467,878	$ 633.03	$1,617.57	0.00%	0.90%	0.00%	16.67%	18.12%
2024	1,732	$403,589	$ 542.56	$1,373.92	0.00%	0.90%	0.04%	31.13%	32.76%
2023	1,196	$260,858	$ 413.76	$ 516.68	0.00%	0.90%	0.24%	40.31%	41.58%
2022	863	$187,329	$ 294.89	$ 364.94	0.00%	0.90%	0.24%	(30.18)%	(29.55)%
2021	716	$273,355	$ 422.36	$ 518.00	0.00%	0.90%	0.05%	25.59%	26.73%

EQ/Large Cap Growth Managed Volatility (Class IB)
2025	504	$451,974	$1,016.05	$1,379.53	0.00%	0.90%	0.10%	10.07%	11.24%
2024	524	$435,728	$ 923.11	$1,242.07	0.00%	0.90%	0.34%	28.93%	30.31%
2023	425	$293,150	$ 715.95	$ 911.10	0.00%	0.90%	0.41%	37.74%	38.98%
2022	428	$222,978	$ 519.80	$ 655.55	0.00%	0.90%	0.07%	(31.21)%	(30.59)%
2021	428	$336,994	$ 755.66	$ 944.45	0.00%	0.90%	0.00%	23.26%	24.38%

EQ/Large Cap Value Index (Class IB)
2025	947	$ 79,649	$ 194.35	$ 265.12	0.00%	0.90%	1.29%	13.96%	15.39%
2024	746	$ 65,817	$ 170.54	$ 230.54	0.00%	0.90%	1.54%	12.52%	13.97%
2023	492	$ 36,864	$ 157.56	$ 203.04	0.00%	0.60%	1.69%	10.07%	10.73%
2022	290	$ 30,149	$ 143.15	$ 183.36	0.00%	0.60%	1.50%	(8.78)%	(8.23)%
2021	200	$ 28,603	$ 156.92	$ 199.80	0.00%	0.60%	1.30%	23.53%	24.28%

EQ/Large Cap Value Managed Volatility (Class IB)
2025	970	$440,959	$ 410.49	$ 605.33	0.00%	0.90%	1.37%	9.64%	10.64%
2024	1,023	$426,852	$ 374.40	$ 547.14	0.00%	0.90%	1.56%	13.10%	14.13%
2023	398	$141,889	$ 331.03	$ 357.37	0.00%	0.90%	1.63%	12.95%	13.97%
2022	417	$131,427	$ 293.08	$ 313.57	0.00%	0.90%	1.27%	(12.39)%	(11.60)%
2021	441	$157,708	$ 334.54	$ 354.70	0.00%	0.90%	0.96%	23.70%	24.82%

EQ/Lazard Emerging Markets Equity (Class IB)
2025	894	$ 91,390	$183.82	$ 211.84	0.00%	0.90%	4.12%	40.75%	42.03%
2024	916	$ 65,222	$130.60	$ 149.15	0.00%	0.90%	3.94%	6.38%	7.34%
2023	991	$ 63,797	$ 13.89	$ 122.77	0.00%	0.90%	3.89%	20.62%	21.63%
2022	1,093	$ 56,641	$ 11.42	$ 101.78	0.00%	0.90%	4.24%	(15.66)%	(14.84)%
2021	1,088	$ 65,422	$ 13.41	$ 120.68	0.00%	0.90%	2.73%	4.91%	5.84%

EQ/Long-Term Bond (Class IB)
2025	338	$ 3,767	$ 11.02	$ 110.16	0.00%	0.00%	4.77%	6.08%	6.17%
2024	80	$ 840	$ 10.38	$ 103.85	0.00%	0.00%	6.34%	1.17%	1.24%

EQ/Loomis Sayles Growth (Class IB)
2025	593	$109,447	$727.13	$1,051.40	0.00%	0.90%	0.00%	12.08%	13.38%
2024	528	$ 94,169	$648.77	$ 929.66	0.00%	0.90%	0.00%	32.56%	34.11%
2023	324	$ 50,863	$508.83	$ 694.98	0.00%	0.60%	0.00%	42.88%	43.74%
2022	242	$ 35,851	$356.12	$ 483.50	0.00%	0.60%	0.00%	(28.42)%	(27.99)%
2021	133	$ 47,125	$497.50	$ 671.39	0.00%	0.60%	0.00%	15.48%	16.18%

EQ/MFS International Growth (Class IB)
2025	1,538	$146,204	$244.24	$ 461.56	0.00%	0.90%	0.98%	19.86%	21.33%
2024	1,331	$120,492	$203.77	$ 381.62	0.00%	0.90%	0.76%	7.79%	9.13%
2023	1,188	$112,218	$189.04	$ 350.83	0.00%	0.90%	1.25%	13.35%	14.38%
2022	1,091	$100,379	$166.77	$ 306.72	0.00%	0.90%	1.16%	(15.95)%	(15.19)%
2021	383	$ 79,072	$198.42	$ 361.65	0.00%	0.90%	0.24%	8.44%	9.43%

FSA-125

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/MFS International Intrinsic Value (Class IB)
2025	1,601	$185,320	$364.64	$ 420.22	0.00%	0.90%	1.33%	31.74%	33.41%
2024	1,497	$141,316	$276.78	$ 316.10	0.00%	0.90%	1.43%	6.03%	7.38%
2023	1,486	$141,506	$ 29.54	$ 261.04	0.00%	0.90%	1.28%	16.30%	17.36%
2022	1,428	$124,069	$ 25.17	$ 224.46	0.00%	0.90%	0.43%	(24.49)%	(23.82)%
2021	1,331	$162,700	$ 33.04	$ 297.26	0.00%	0.90%	0.36%	9.25%	10.24%

EQ/MFS Mid Cap Focused Growth (Class IB)
2025	855	$ 77,444	$456.85	$ 526.49	0.00%	0.90%	0.00%	4.65%	5.91%
2024	726	$ 72,612	$436.57	$ 498.59	0.00%	0.90%	0.00%	13.45%	14.87%
2023	607	$ 62,840	$ 43.55	$ 384.80	0.00%	0.90%	0.00%	21.22%	22.33%
2022	525	$ 51,023	$ 35.60	$ 317.44	0.00%	0.90%	0.00%	(27.71)%	(27.06)%
2021	445	$ 67,538	$ 48.81	$ 439.13	0.00%	0.90%	0.00%	17.80%	18.87%

EQ/MFS Technology (Class IB)
2025	1,755	$155,289	$224.36	$ 236.03	0.00%	0.90%	0.00%	15.20%	16.62%
2024	1,441	$129,485	$194.75	$ 203.04	0.00%	0.90%	0.00%	34.83%	36.53%
2023	1,141	$ 81,915	$ 14.68	$ 144.44	0.00%	0.90%	0.00%	52.73%	54.20%
2022	1,080	$ 51,840	$ 9.52	$ 94.57	0.00%	0.90%	0.00%	(36.87)%	(36.32)%
2021	965	$ 78,725	$ 14.95	$ 149.80	0.00%	0.90%	0.00%	12.77%	13.77%

EQ/MFS Utilities Series (Class IB)
2025	272	$ 7,409	$ 15.84	$ 372.32	0.00%	0.00%	2.81%	14.65%	14.95%
2024	222	$ 5,468	$ 13.78	$ 324.74	0.00%	0.00%	1.64%	11.23%	11.51%
2023	180	$ 4,267	$ 29.19	$ 29.19	0.00%	0.00%	2.03%	(2.37)%	(2.37)%
2022	185	$ 5,286	$ 29.90	$ 29.90	0.00%	0.00%	5.92%	0.44%	0.44%
2021	115	$ 3,402	$ 29.77	$ 29.77	0.00%	0.00%	1.26%	13.89%	13.89%

EQ/Mid Cap Index (Class IB)
2025	2,034	$264,940	$435.01	$856.34	0.00%	0.90%	0.90%	5.87%	7.10%
2024	1,555	$242,324	$410.88	$801.56	0.00%	0.90%	0.90%	12.17%	13.48%
2023	1,124	$170,072	$366.30	$452.31	0.00%	0.90%	1.05%	14.71%	15.75%
2022	811	$145,633	$319.32	$390.76	0.00%	0.90%	0.98%	(14.38)%	(13.61)%
2021	565	$168,343	$372.97	$452.31	0.00%	0.90%	0.67%	22.77%	23.88%

EQ/Mid Cap Value Managed Volatility (Class IB)
2025	411	$198,799	$515.97	$718.30	0.00%	0.90%	1.19%	4.01%	5.13%
2024	424	$200,554	$496.07	$684.38	0.00%	0.90%	1.39%	10.66%	11.87%
2023	71	$ 17,230	$568.08	$568.08	0.00%	0.00%	1.44%	13.19%	13.19%
2022	54	$ 15,621	$501.87	$501.87	0.00%	0.00%	0.92%	(14.57)%	(14.57)%
2021	45	$ 18,877	$587.46	$587.46	0.00%	0.00%	0.57%	27.40%	27.40%

EQ/Moderate Allocation (Class IA)
2025	808	$534,646	$496.22	$619.30	0.00%	0.90%	2.35%	9.17%	10.16%
2024	889	$533,091	$454.52	$562.16	0.00%	0.90%	2.61%	6.94%	7.91%
2023	995	$551,794	$425.03	$520.93	0.00%	0.90%	1.88%	11.34%	12.35%
2022	1,160	$539,229	$381.73	$463.66	0.00%	0.90%	1.23%	(16.23)%	(15.47)%
2021	1,198	$693,170	$455.68	$548.50	0.00%	0.90%	2.54%	7.44%	8.42%

EQ/Moderate Allocation (Class IB)
2025	1,469	$175,227	$265.42	$305.06	0.00%	0.60%	2.35%	9.55%	10.54%
2024	1,333	$165,268	$242.28	$276.79	0.00%	0.60%	2.61%	7.27%	8.26%
2023	1,212	$157,407	$225.87	$256.49	0.00%	0.60%	1.88%	11.68%	12.35%
2022	1,016	$151,389	$202.25	$228.29	0.00%	0.60%	1.23%	(15.97)%	(15.47)%
2021	859	$182,147	$240.70	$270.06	0.00%	0.60%	2.54%	7.77%	8.42%

FSA-126

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Moderate Growth Strategy (Class IB)
2025	544	$157,915	$290.04	$290.04	0.00%	0.00%	2.08%	10.82%	10.82%
2024	586	$153,502	$261.73	$261.73	0.00%	0.00%	2.56%	10.75%	10.75%
2023	607	$143,509	$236.32	$236.32	0.00%	0.00%	1.48%	14.86%	14.86%
2022	618	$127,146	$205.74	$205.74	0.00%	0.00%	0.90%	(16.48)%	(16.48)%
2021	637	$156,950	$246.34	$246.34	0.00%	0.00%	2.04%	11.88%	11.88%

EQ/Moderate-Plus Allocation (Class IB)
2025	3,436	$546,927	$331.55	$405.42	0.00%	0.90%	1.95%	10.50%	11.90%
2024	3,294	$512,657	$300.05	$363.60	0.00%	0.90%	2.46%	9.77%	11.14%
2023	1,843	$299,818	$284.66	$321.54	0.00%	0.60%	1.65%	14.63%	15.33%
2022	1,691	$269,132	$248.32	$278.81	0.00%	0.60%	1.06%	(17.55)%	(17.06)%
2021	1,307	$330,016	$301.19	$336.15	0.00%	0.60%	3.50%	12.00%	12.68%

EQ/Money Market (Class IA)
2025	3,046	$418,618	$163.61	$204.18	0.00%	0.90%	3.59%	2.66%	3.59%
2024	2,812	$364,658	$159.37	$197.11	0.00%	0.90%	4.54%	3.74%	4.68%
2023	2,979	$371,798	$153.63	$188.29	0.00%	0.90%	4.40%	3.52%	4.46%
2022	1,943	$189,825	$148.40	$180.25	0.00%	0.90%	1.19%	0.18%	1.09%
2021	1,435	$104,556	$148.13	$178.31	0.00%	0.90%	0.00%	(0.72)%	0.19%

EQ/Money Market (Class IB)
2025	4,104	$112,399	$139.09	$156.11	0.00%	0.60%	3.59%	3.04%	3.95%
2024	3,693	$109,993	$134.99	$150.61	0.00%	0.60%	4.54%	4.04%	5.02%
2023	3,004	$101,841	$129.75	$143.88	0.00%	0.60%	4.40%	3.83%	4.45%
2022	1,151	$ 65,119	$124.96	$137.75	0.00%	0.60%	1.19%	0.48%	1.09%
2021	909	$ 58,332	$124.36	$136.26	0.00%	0.60%	0.00%	(0.42)%	0.18%

EQ/Morgan Stanley Small Cap Growth (Class IB)
2025	538	$ 43,157	$170.47	$225.22	0.00%	0.90%	0.29%	6.42%	7.77%
2024	469	$ 40,367	$160.18	$209.00	0.00%	0.90%	0.01%	19.64%	21.16%
2023	426	$ 36,428	$133.89	$138.33	0.00%	0.90%	0.00%	33.20%	34.41%
2022	315	$ 24,019	$100.52	$102.92	0.00%	0.90%	0.01%	(44.67)%	(44.16)%
2021	266	$ 44,103	$181.66	$184.32	0.00%	0.90%	0.00%	1.83%	2.75%

EQ/PIMCO Global Real Return (Class IB)
2025	49	$ 1,041	$ 10.70	$107.49	0.00%	0.00%	1.45%	5.68%	5.73%
2024	44	$ 924	$ 10.12	$101.71	0.00%	0.00%	0.57%	(0.20)%	(0.14)%
2023	35	$ 705	$101.86	$101.86	0.00%	0.00%	1.56%	4.29%	4.29%
2022	24	$ 478	$ 97.67	$ 97.67	0.00%	0.00%	13.54%	(16.03)%	(16.03)%
2021	8	$ 170	$116.31	$116.31	0.00%	0.00%	18.22%	4.19%	4.19%

EQ/PIMCO Real Return (Class IB)
2025	606	$ 38,606	$ 137.20	$158.12	0.00%	0.90%	3.25%	6.95%	8.12%
2024	566	$ 34,779	$ 128.28	$146.50	0.00%	0.90%	3.77%	1.01%	2.08%
2023	501	$ 33,709	$ 127.00	$143.73	0.00%	0.90%	1.15%	2.66%	3.59%
2022	502	$ 34,004	$ 123.71	$138.75	0.00%	0.90%	6.18%	(12.20)%	(11.40)%
2021	490	$ 35,999	$ 140.90	$156.60	0.00%	0.90%	4.03%	4.38%	5.32%

EQ/PIMCO Total Return ESG (Class IB)
2025	1,451	$ 84,309	$ 132.05	$152.18	0.00%	0.90%	4.41%	7.69%	9.00%
2024	1,288	$ 75,990	$ 122.62	$140.04	0.00%	0.90%	4.37%	1.08%	2.24%
2023	1,113	$ 73,507	$ 121.31	$137.29	0.00%	0.90%	2.74%	4.69%	5.64%
2022	1,008	$ 69,934	$ 115.87	$129.96	0.00%	0.90%	3.18%	(14.78)%	(14.00)%
2021	953	$ 82,552	$ 135.96	$151.12	0.00%	0.90%	1.66%	(2.31)%	(1.42)%

FSA-127

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/PIMCO Ultra Short Bond (Class IB)
2025	683	$ 55,423	$ 122.70	$148.90	0.00%	0.90%	4.17%	3.54%	4.68%
2024	604	$ 50,913	$ 118.50	$142.51	0.00%	0.90%	5.21%	4.89%	6.01%
2023	346	$ 26,797	$ 118.19	$134.65	0.00%	0.60%	4.57%	4.99%	5.63%
2022	215	$ 19,886	$ 112.57	$127.47	0.00%	0.60%	1.36%	(1.19)%	(0.61)%
2021	179	$ 19,500	$ 113.93	$128.25	0.00%	0.60%	0.43%	(1.06)%	(0.45)%

EQ/Quality Bond PLUS (Class IA)
2025	248	$ 22,210	$ 201.22	$285.51	0.00%	0.90%	3.45%	5.37%	6.32%
2024	226	$ 20,672	$ 190.97	$268.53	0.00%	0.90%	3.15%	0.86%	1.77%
2023	207	$ 19,400	$ 189.35	$263.85	0.00%	0.90%	2.19%	3.28%	4.22%
2022	204	$ 18,392	$ 183.33	$253.16	0.00%	0.90%	0.64%	(11.01)%	(10.21)%
2021	226	$ 22,967	$ 206.02	$281.95	0.00%	0.90%	0.75%	(3.00)%	(2.11)%

EQ/Quality Bond PLUS (Class IB)
2025	105	$ 18,407	$ 163.76	$192.57	0.00%	0.60%	3.45%	5.64%	6.27%
2024	104	$ 17,288	$ 155.01	$181.20	0.00%	0.60%	3.15%	1.16%	1.77%
2023	106	$ 17,247	$ 153.23	$178.04	0.00%	0.60%	2.19%	3.60%	4.23%
2022	105	$ 16,425	$ 147.91	$170.82	0.00%	0.60%	0.64%	(10.75)%	(10.21)%
2021	107	$ 18,788	$ 165.72	$190.25	0.00%	0.60%	0.75%	(2.71)%	(2.11)%

EQ/Small Company Index (Class IB)
2025	1,492	$188,568	$ 579.52	$925.54	0.00%	0.90%	0.90%	11.58%	12.85%
2024	1,233	$170,451	$ 519.38	$822.04	0.00%	0.90%	1.31%	10.11%	11.40%
2023	819	$ 86,493	$ 471.69	$537.10	0.00%	0.90%	1.20%	15.75%	16.80%
2022	491	$ 68,582	$ 407.49	$459.83	0.00%	0.90%	0.93%	(20.53)%	(19.81)%
2021	274	$ 78,603	$ 512.79	$573.46	0.00%	0.90%	0.67%	14.02%	15.06%

EQ/T. Rowe Price Health Sciences (Class IB)
2025	512	$20,658	$16.76	$760.96	0.00%	0.00%	0.00%	19.21%	19.40%
2024	448	$16,026	$14.04	$638.33	0.00%	0.00%	0.00%	1.58%	1.74%
2023	433	$18,206	$62.84	$62.84	0.00%	0.00%	0.00%	3.97%	3.97%
2022	334	$14,700	$60.44	$60.44	0.00%	0.00%	0.00%	(13.38)%	(13.38)%
2021	230	$14,302	$69.78	$69.78	0.00%	0.00%	0.00%	9.51%	9.51%

EQ/Value Equity (Class IB)
2025	538	$237,434	$703.38	$911.47	0.00%	0.90%	1.48%	10.01%	11.18%
2024	546	$223,901	$639.36	$821.06	0.00%	0.90%	0.95%	6.26%	7.42%
2023	367	$182,589	$601.67	$765.67	0.00%	0.90%	1.18%	18.45%	19.52%
2022	345	$159,860	$507.96	$640.62	0.00%	0.90%	1.05%	(15.87)%	(15.11)%
2021	331	$202,308	$603.81	$754.65	0.00%	0.90%	0.68%	24.24%	25.37%

EQ/Wellington Energy (Class IB)
2025	565	$23,089	$90.86	$104.72	0.00%	0.90%	2.62%	11.27%	12.29%
2024	527	$20,335	$81.66	$93.26	0.00%	0.90%	2.44%	5.61%	6.56%
2023	1,052	$24,560	$ 8.75	$77.32	0.00%	0.90%	3.20%	5.07%	6.06%
2022	1,180	$26,842	$ 8.25	$73.59	0.00%	0.90%	4.80%	31.22%	32.42%
2021	476	$15,210	$ 6.23	$56.08	0.00%	0.90%	3.31%	34.39%	35.43%

Equitable Conservative Growth MF/ETF (Class IB)
2025	149	$17,341	$181.45	$200.86	0.00%	0.80%	3.62%	11.13%	12.38%
2024	164	$16,542	$163.27	$179.29	0.00%	0.80%	3.11%	6.36%	7.56%
2023	178	$15,881	$153.50	$167.20	0.00%	0.80%	2.62%	9.04%	9.91%
2022	168	$15,553	$140.78	$152.12	0.00%	0.80%	1.77%	(13.15)%	(12.45)%
2021	174	$16,775	$162.09	$173.75	0.00%	0.80%	0.60%	9.23%	10.11%

FSA-128

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Equitable Growth MF/ETF (Class IB)
2025	158	$2,499	$12.86	$128.56	0.00%	0.00%	2.17%	14.77%	14.82%
2024	69	$ 774	$11.20	$112.02	0.00%	0.00%	2.62%	8.00%	8.06%

Equitable Moderate Growth MF/ETF (Class IB)
2025	36	$660	$12.53	$125.35	0.00%	0.00%	3.33%	13.70%	13.72%
2024	9	$140	$11.02	$110.23	0.00%	0.00%	6.02%	6.57%	6.58%

Fidelity® VIP Asset Manager 70% (Service Class 2)
2025	259	$6,273	$ 17.53	$511.79	0.00%	0.00%	1.90%	17.95%	18.13%
2024	204	$4,612	$ 14.84	$433.88	0.00%	0.00%	1.98%	10.55%	10.75%
2023	141	$3,304	$392.47	$392.47	0.00%	0.00%	2.07%	16.05%	16.05%
2022	45	$1,638	$338.20	$338.20	0.00%	0.00%	1.87%	(17.05)%	(17.05)%
2021	19	$1,564	$407.70	$407.70	0.00%	0.00%	1.21%	13.69%	13.69%

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2025	100	$9,663	$ 68.06	$723.47	0.00%	0.00%	1.65%	18.75%	18.76%
2024	115	$9,241	$ 57.31	$609.26	0.00%	0.00%	1.67%	15.06%	15.06%
2023	107	$7,379	$529.53	$529.53	0.00%	0.00%	1.46%	10.38%	10.38%
2022	109	$6,817	$479.74	$479.74	0.00%	0.00%	2.05%	(5.24)%	(5.24)%
2021	104	$5,421	$506.29	$506.29	0.00%	0.00%	1.74%	24.60%	24.60%

Fidelity® VIP Government Money Market Portfolio (Service Class 2)
2025	276	$7,009	$ 12.03	$120.25	0.00%	0.00%	3.79%	3.87%	3.89%
2024	628	$10,269	$ 11.58	$115.77	0.00%	0.00%	4.64%	4.85%	4.89%
2023	194	$2,276	$110.42	$110.42	0.00%	0.00%	4.51%	4.64%	4.64%
2022	133	$2,078	$105.52	$105.52	0.00%	0.00%	1.13%	1.27%	1.27%
2021	132	$2,269	$104.20	$104.20	0.00%	0.00%	0.01%	0.01%	0.01%

Fidelity® VIP High Income Portfolio (Service Class 2)
2025	87	$ 5,380	$ 34.85	$ 362.53	0.00%	0.00%	7.23%	10.31%	10.32%
2024	80	$ 4,275	$ 31.59	$ 328.64	0.00%	0.00%	6.35%	8.59%	8.62%
2023	79	$ 3,601	$302.57	$ 302.57	0.00%	0.00%	5.38%	10.24%	10.24%
2022	76	$ 3,045	$274.47	$ 274.47	0.00%	0.00%	5.06%	(11.67)%	(11.67)%
2021	74	$ 3,420	$310.75	$ 310.75	0.00%	0.00%	5.79%	4.29%	4.29%

Fidelity® VIP Investment Grade Bond Portfolio (Service Class 2)
2025	750	$ 25,729	$ 18.99	$ 208.65	0.00%	0.00%	3.70%	6.93%	6.93%
2024	718	$ 20,402	$ 17.76	$ 195.13	0.00%	0.00%	3.39%	1.49%	1.50%
2023	750	$ 19,889	$192.25	$ 192.25	0.00%	0.00%	2.49%	6.00%	6.00%
2022	777	$ 19,359	$181.37	$ 181.37	0.00%	0.00%	2.12%	(13.21)%	(13.21)%
2021	805	$ 24,112	$208.98	$ 208.98	0.00%	0.00%	1.29%	(0.90)%	(0.90)%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2025	493	$ 58,954	$379.70	$1,150.34	0.00%	0.90%	0.26%	10.48%	11.66%
2024	410	$ 52,513	$343.67	$1,031.80	0.00%	0.90%	0.36%	16.12%	17.35%
2023	357	$ 43,714	$295.97	$ 880.56	0.00%	0.90%	0.39%	13.77%	14.80%
2022	336	$ 39,148	$260.14	$ 767.03	0.00%	0.90%	0.26%	(15.73)%	(14.97)%
2021	320	$ 49,646	$308.71	$ 902.03	0.00%	0.90%	0.38%	24.18%	25.30%

FSA-129

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Fidelity® VIP Value Portfolio (Service Class 2)
2025	602	$ 15,633	$ 20.30	$ 753.52	0.00%	0.00%	1.43%	10.95%	11.12%
2024	442	$ 11,025	$ 18.27	$ 679.14	0.00%	0.00%	1.44%	11.08%	11.27%
2023	259	$ 6,360	$611.37	$ 611.37	0.00%	0.00%	1.27%	19.47%	19.47%
2022	162	$ 3,825	$511.74	$ 511.74	0.00%	0.00%	1.45%	(4.29)%	(4.29)%
2021	80	$ 2,591	$534.67	$ 534.67	0.00%	0.00%	1.82%	29.72%	29.72%

Fidelity® VIP Value Strategies Portfolio (Service Class 2)
2025	14	$ 1,283	$ 87.71	$ 899.44	0.00%	0.00%	0.80%	7.70%	7.70%
2024	15	$ 1,255	$ 81.44	$ 835.12	0.00%	0.00%	0.75%	9.16%	9.17%
2023	15	$ 1,212	$765.04	$ 765.04	0.00%	0.00%	1.01%	20.61%	20.61%
2022	15	$ 993	$634.32	$ 634.32	0.00%	0.00%	1.07%	(7.35)%	(7.35)%
2021	12	$ 847	$684.63	$ 684.63	0.00%	0.00%	1.86%	33.34%	33.34%

Franklin Small Cap Value VIP Fund (Class 2)
2025	675	$ 32,031	$341.67	$ 393.76	0.00%	0.90%	1.09%	6.69%	7.82%
2024	592	$ 29,068	$320.26	$ 365.76	0.00%	0.90%	0.94%	10.69%	11.91%
2023	552	$ 27,529	$289.32	$ 327.44	0.00%	0.90%	0.52%	11.73%	12.75%
2022	457	$ 23,585	$258.94	$ 290.42	0.00%	0.90%	0.99%	(10.87)%	(10.06)%
2021	351	$ 22,920	$290.53	$ 322.92	0.00%	0.90%	1.00%	24.24%	25.37%

Invesco V.I. Diversified Dividend Fund (Series II)
2025	373	$ 14,810	$ 17.25	$ 384.92	0.00%	0.00%	1.42%	15.44%	15.62%
2024	374	$ 12,927	$ 14.92	$ 333.45	0.00%	0.00%	1.67%	12.94%	13.13%
2023	388	$ 12,361	$295.19	$ 295.19	0.00%	0.00%	1.63%	8.77%	8.77%
2022	457	$ 13,894	$271.39	$ 271.39	0.00%	0.00%	1.30%	(1.92)%	(1.92)%
2021	606	$ 19,814	$276.71	$ 276.71	0.00%	0.00%	2.00%	18.59%	18.59%

Janus Henderson Balanced Portfolio (Service Shares)
2025	704	$ 11,177	$ 14.16	$ 141.64	0.00%	0.00%	1.77%	14.94%	15.00%
2024	527	$ 7,401	$ 12.32	$ 123.17	0.00%	0.00%	2.56%	15.32%	15.36%
2023	112	$ 1,837	$ 10.68	$ 10.68	0.00%	0.00%	1.88%	15.33%	15.33%
2022	38	$ 980	$ 9.26	$ 9.26	0.00%	0.00%	1.41%	(16.50)%	(16.50)%
2021	—	$ 7	$ 11.09	$ 11.09	0.00%	0.00%	0.61%	10.13%	10.13%

Lord Abbett Series Fund — Bond Debenture Portfolio (VC Shares)
2025	462	$ 6,823	$ 12.23	$ 125.12	0.00%	0.00%	7.07%	8.51%	8.52%
2024	342	$ 4,659	$ 11.27	$ 115.30	0.00%	0.00%	7.09%	6.88%	6.93%
2023	226	$ 2,839	$ 107.88	$ 107.88	0.00%	0.00%	6.67%	6.72%	6.72%
2022	132	$ 1,575	$ 101.09	$ 101.09	0.00%	0.00%	6.16%	(12.67)%	(12.67)%
2021	68	$ 907	$ 115.76	$ 115.76	0.00%	0.00%	4.81%	3.43%	3.43%

MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2025	20	$ 12,359	$ 572.98	$ 660.31	0.00%	0.90%	0.02%	8.62%	9.61%
2024	23	$ 13,260	$ 527.52	$ 602.44	0.00%	0.90%	0.13%	14.93%	15.98%
2023	24	$ 11,906	$ 458.98	$ 519.43	0.00%	0.90%	0.05%	22.59%	23.70%
2022	24	$ 10,173	$ 374.39	$ 419.90	0.00%	0.90%	0.00%	(20.17)%	(19.45)%
2021	27	$ 14,080	$ 468.99	$ 521.27	0.00%	0.90%	0.03%	24.53%	25.66%

FSA-130

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Multimanager Aggressive Equity (Class IA)
2025	288	$749,024	$1,138.30	$1,242.19	0.00%	0.90%	0.23%	15.27%	16.32%
2024	302	$694,225	$ 987.50	$1,067.94	0.00%	0.90%	0.41%	29.67%	30.85%
2023	326	$577,881	$ 761.55	$ 816.14	0.00%	0.90%	0.38%	37.06%	38.30%
2022	350	$450,513	$ 555.64	$ 590.13	0.00%	0.90%	0.00%	(32.78)%	(32.17)%
2021	377	$707,067	$ 826.56	$ 869.97	0.00%	0.90%	0.00%	19.42%	20.50%

Multimanager Aggressive Equity (Class IB)
2025	338	$ 79,629	$ 541.18	$ 632.59	0.00%	0.60%	0.23%	15.61%	16.55%
2024	315	$ 69,204	$ 468.12	$ 543.91	0.00%	0.60%	0.41%	30.07%	31.12%
2023	281	$ 54,896	$ 359.91	$ 415.66	0.00%	0.60%	0.38%	37.47%	38.30%
2022	229	$ 40,442	$ 261.81	$ 300.56	0.00%	0.60%	0.00%	(32.57)%	(32.17)%
2021	168	$ 57,417	$ 388.29	$ 443.08	0.00%	0.60%	0.00%	19.78%	20.50%

Multimanager Core Bond (Class IB)
2025	502	$ 59,145	$ 166.64	$ 207.02	0.00%	0.90%	3.52%	6.13%	7.09%
2024	499	$ 58,390	$ 157.02	$ 193.31	0.00%	0.90%	3.56%	1.05%	1.97%
2023	207	$ 36,651	$ 155.39	$ 189.57	0.00%	0.90%	2.93%	4.15%	5.09%
2022	210	$ 35,269	$ 149.20	$ 180.39	0.00%	0.90%	2.32%	(13.52)%	(12.73)%
2021	224	$ 43,566	$ 172.53	$ 206.71	0.00%	0.90%	1.45%	(2.32)%	(1.43)%

Multimanager Technology (Class IB)
2025	855	$376,880	$1,108.98	$2,749.18	0.00%	0.90%	0.00%	24.76%	26.08%
2024	729	$311,076	$ 888.91	$2,183.79	0.00%	0.90%	0.00%	24.95%	26.28%
2023	523	$213,926	$ 711.41	$1,408.01	0.00%	0.90%	0.00%	48.20%	49.54%
2022	430	$142,780	$ 480.02	$ 941.54	0.00%	0.90%	0.00%	(37.86)%	(37.30)%
2021	345	$231,063	$ 772.50	$1,501.58	0.00%	0.90%	0.00%	19.74%	20.82%

Nomura VIP High Income Series (Service Class)
2025	1,832	$ 70,074	$ 151.13	$ 169.43	0.00%	0.90%	6.50%	6.21%	7.34%
2024	1,563	$ 65,471	$ 142.30	$ 158.10	0.00%	0.90%	6.19%	5.24%	6.41%
2023	1,199	$ 51,479	$ 135.22	$ 148.88	0.00%	0.90%	6.35%	10.75%	11.75%
2022	1,036	$ 43,820	$ 122.10	$ 133.22	0.00%	0.90%	6.56%	(11.76)%	(10.97)%
2021	999	$ 50,180	$ 138.38	$ 149.63	0.00%	0.90%	5.79%	5.10%	6.06%

PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2025	256	$ 19,843	$ 100.52	$ 179.07	0.00%	0.90%	2.72%	17.61%	18.84%
2024	249	$ 16,802	$ 85.47	$ 150.68	0.00%	0.90%	2.04%	3.03%	4.12%
2023	255	$ 18,476	$ 82.96	$ 93.89	0.00%	0.90%	15.81%	(8.76)%	(7.93)%
2022	253	$ 21,540	$ 90.93	$ 101.98	0.00%	0.90%	20.71%	7.69%	8.66%
2021	200	$ 17,425	$ 84.44	$ 93.85	0.00%	0.90%	4.14%	31.92%	33.10%

T. Rowe Price Blue Chip Growth Portfolio (Class II)
2025	283	$8,933	$ 24.71	$247.12	0.00%	0.00%	0.00%	18.63%	18.67%
2024	151	$3,968	$ 20.83	$208.25	0.00%	0.00%	0.00%	35.44%	35.44%
2023	49	$1,010	$ 15.38	$ 15.38	0.00%	0.00%	0.00%	49.32%	49.32%
2022	2	$ 21	$ 10.30	$ 10.30	0.00%	0.00%	0.00%	(4.63)%	(4.63)%

T. Rowe Price Equity Income Portfolio (Class II)
2025	276	$30,053	$351.60	$405.19	0.00%	0.90%	1.44%	13.05%	14.28%
2024	261	$27,068	$311.02	$355.20	0.00%	0.90%	1.64%	10.37%	11.60%
2023	234	$23,582	$281.79	$318.91	0.00%	0.90%	1.89%	8.33%	9.31%
2022	167	$22,414	$260.12	$291.74	0.00%	0.90%	1.67%	(4.45)%	(3.59)%
2021	119	$22,898	$272.24	$302.59	0.00%	0.90%	1.40%	24.09%	25.21%

FSA-131

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

T. Rowe Price Mid-Cap Growth Portfolio (Class II)
2025	113	$ 2,178	$ 14.32	$143.18	0.00%	0.00%	0.00%	3.59%	3.62%
2024	61	$ 1,339	$ 13.82	$138.22	0.00%	0.00%	0.00%	9.34%	9.35%
2023	17	$ 611	$ 12.64	$ 12.64	0.00%	0.00%	0.00%	20.04%	20.04%
2022	—	$ —	$ 10.53	$ 10.53	0.00%	0.00%	0.00%	(1.77)%	(1.77)%

Target 2015 Allocation (Class IB)
2025	4	$ 122	$ 28.00	$220.15	0.00%	0.00%	3.90%	9.46%	9.47%
2024	4	$ 113	$ 25.58	$201.11	0.00%	0.00%	1.83%	4.75%	4.76%
2023	9	$ 302	$191.98	$191.98	0.00%	0.00%	1.22%	9.94%	9.94%
2022	26	$ 807	$174.62	$174.62	0.00%	0.00%	1.79%	(14.14)%	(14.14)%
2021	29	$1,259	$203.37	$203.37	0.00%	0.00%	0.98%	6.27%	6.27%

Target 2025 Allocation (Class IB)
2025	79	$ 9,307	$176.70	$284.09	0.00%	0.80%	2.90%	12.18%	13.08%
2024	81	$ 8,164	$157.52	$251.24	0.00%	0.80%	2.50%	7.82%	8.69%
2023	100	$ 8,051	$146.10	$231.15	0.00%	0.80%	2.00%	12.72%	13.63%
2022	126	$ 7,915	$129.61	$203.42	0.00%	0.80%	1.54%	(15.92)%	(15.24)%
2021	134	$11,210	$154.15	$240.00	0.00%	0.80%	1.40%	9.85%	10.73%

Target 2035 Allocation (Class IB)
2025	105	$13,889	$200.88	$334.43	0.00%	0.90%	2.23%	14.67%	15.71%
2024	112	$11,808	$180.38	$289.03	0.00%	0.60%	2.02%	10.81%	11.48%
2023	127	$10,682	$162.79	$259.26	0.00%	0.60%	1.82%	15.84%	16.54%
2022	145	$ 8,974	$140.53	$222.47	0.00%	0.60%	1.50%	(16.79)%	(16.29)%
2021	120	$ 9,388	$168.89	$265.77	0.00%	0.60%	1.56%	13.39%	14.07%

Target 2045 Allocation (Class IB)
2025	121	$11,093	$219.42	$365.55	0.00%	0.80%	1.82%	15.86%	16.80%
2024	123	$10,089	$189.38	$312.98	0.00%	0.80%	1.81%	12.07%	12.97%
2023	111	$ 8,209	$168.99	$277.04	0.00%	0.80%	1.61%	17.18%	18.13%
2022	107	$ 7,089	$144.21	$234.53	0.00%	0.80%	1.35%	(17.44)%	(16.78)%
2021	107	$ 7,371	$174.68	$281.81	0.00%	0.80%	1.97%	15.38%	16.32%

Target 2055 Allocation (Class IB)
2025	80	$ 8,935	$240.24	$261.75	0.00%	0.80%	1.65%	16.94%	17.89%
2024	74	$ 7,450	$209.47	$222.03	0.00%	0.60%	1.42%	13.63%	14.32%
2023	90	$ 6,607	$184.34	$194.22	0.00%	0.60%	1.50%	19.11%	19.83%
2022	76	$ 4,955	$154.76	$162.08	0.00%	0.60%	1.14%	(18.06)%	(17.56)%
2021	70	$ 5,365	$188.87	$196.61	0.00%	0.60%	2.30%	17.56%	18.26%

Templeton Developing Markets VIP Fund (Class 2)
2025	376	$31,876	$184.22	$212.30	0.00%	0.90%	0.52%	44.95%	46.49%
2024	337	$20,706	$127.09	$145.15	0.00%	0.90%	3.90%	6.70%	7.84%
2023	305	$19,505	$119.11	$134.81	0.00%	0.90%	2.09%	11.61%	12.62%
2022	255	$17,805	$106.72	$119.70	0.00%	0.90%	2.57%	(22.68)%	(21.98)%
2021	196	$22,005	$138.03	$153.43	0.00%	0.90%	0.89%	(6.59)%	(5.74)%

Templeton Global Bond VIP Fund (Class 2)
2025	810	$43,171	$101.52	$117.00	0.00%	0.90%	0.00%	14.69%	16.15%
2024	794	$37,034	$ 88.52	$101.10	0.00%	0.90%	0.00%	(12.17)%	(11.05)%
2023	729	$39,722	$100.79	$114.07	0.00%	0.90%	0.00%	1.96%	2.89%
2022	738	$40,129	$ 98.85	$110.87	0.00%	0.90%	0.00%	(5.80)%	(4.95)%
2021	717	$43,887	$104.94	$116.64	0.00%	0.90%	0.00%	(5.85)%	(4.99)%

FSA-132

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2025

8.	Financial Highlights (Concluded)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

VanEck VIP Global Resources Fund (Class S)
2025	203	$20,738	$111.97	$135.37	0.00%	0.90%	2.41%	34.94%	36.41%
2024	176	$13,827	$ 82.98	$ 99.27	0.00%	0.90%	2.39%	(3.96)%	(2.93)%
2023	176	$14,882	$ 86.40	$ 97.79	0.00%	0.90%	2.58%	(4.70)%	(3.84)%
2022	185	$17,096	$ 90.66	$101.69	0.00%	0.90%	1.56%	7.15%	8.12%
2021	169	$15,009	$ 84.61	$ 94.05	0.00%	0.90%	0.31%	17.61%	18.68%

Vanguard Variable Insurance Fund Equity Index Portfolio (Common Shares)
2025	27	$21,334	$785.80	$785.80	0.60%	0.60%	1.06%	17.00%	17.00%
2024	28	$18,600	$671.65	$671.65	0.60%	0.60%	1.28%	24.09%	24.09%
2023	29	$15,612	$541.27	$541.27	0.60%	0.60%	1.52%	25.36%	25.36%
2022	36	$15,746	$431.77	$431.77	0.60%	0.60%	1.35%	(18.72)%	(18.72)%
2021	39	$20,717	$531.21	$531.21	0.60%	0.60%	1.28%	27.78%	27.78%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively, are denoted by a —
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable Financial is a wholly-owned subsidiary of Equitable Financial Services, LLC, a Delaware corporation and a wholly-owned direct subsidiary of the Equitable Holdings. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-133